As filed with the Securities and Exchange Commission on July 14, 1997.
                     Registration Nos. 33-54642 and 811-7342



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 35



                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 36



                           The JPM Institutional Funds
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                 John E. Pelletier, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                         Copy to: Stephen K. West, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[X] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to  paragraph  (a)(i)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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




The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24F-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1996) on October 24, 1996; International Bond Fund (for its fiscal year ended September 30, 1996) on November 27, 1996; Federal Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31,
1996) on December 20, 1996; Prime Money Market Fund (for its fiscal year ended November 30, 1996) on January 17, 1997; European Equity, Japan Equity and Asia Growth Funds (for their fiscal years ended December 31, 1996) on February 27, 1997; New York Total Return Bond Fund (for its fiscal year ended March 31, 1997) on May 21, 1997; U.S. Equity and U.S. Small Company Funds (for their fiscal years ended May 31, 1996) on July 30, 1996; and Diversified Fund (for its fiscal year ended June 30, 1996) on August 28, 1996. The Registrant expects to file Rule 24f-2 notices with respect to its Global Strategic Income Fund (for its fiscal year ending October 31, 1997) on or before December 30, 1997; International Opportunities Fund (for its fiscal year ending November 30, 1997) on or before January 29, 1998; Disciplined Equity Fund (for its fiscal year ending May 31, 1997) on or before July 30, 1997; Service Tax Exempt Money Market Fund (for its fiscal year ending August 31, 1997) on or before October 30, 1997; Treasury Money Market, Service Treasury Money Market and Service Federal Money Market Funds (for their fiscal years ending October 31, 1997) on or before December 30, 1997; and Service Prime Money Market Fund (for its fiscal year ending November 30, 1997) on or before January 29, 1998.


The Prime Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Federal Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The U.S. Equity Portfolio, The U.S. Small Company Portfolio, The International Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio, The New York Total Return Bond Portfolio, The Non-U.S. Fixed Income Portfolio, The Series Portfolio and Series Portfolio II have also executed this Registration Statement.

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




                           THE JPM INSTITUTIONAL FUNDS
               (ALL FUNDS EXCEPT DISCIPLINED EQUITY, INTERNATIONAL
          OPPORTUNITIES, GLOBAL STRATEGIC INCOME, TREASURY MONEY MARKET
                         AND SERVICE MONEY MARKET FUNDS)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)



PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.


2.       SYNOPSIS:  Investors for Whom the Funds are Designed.


3.       CONDENSED FINANCIAL INFORMATION:  Financial Highlights.


4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Investment Structure; Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.


5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.


6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Investment Structure; Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.


8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.


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



14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


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




                           THE JPM INSTITUTIONAL FUNDS
              (DISCIPLINED EQUITY, INTERNATIONAL OPPORTUNITIES AND
                         GLOBAL STRATEGIC INCOME FUNDS)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Who May Be a Suitable Investor in the Fund.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights (if applicable).

4. GENERAL DESCRIPTION OF REGISTRANT: Information About the Master-Feeder Structure; Who May Be a Suitable Investor in the Fund; Investment Objective and Policies; Additional Investment Practices and Risks; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund and the Portfolio; Organization; Shareholder Inquiries and Services; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Information About the Master-Feeder Structure; Shareholder Inquiries and Services; Net Asset Value; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Who May Be a Suitable Investor in the Fund; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE:  Cover Page.

11.      TABLE OF CONTENTS:  Table of Contents.

12.      GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND:  Trustees and Officers.


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




15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS:  Taxes.

21.      UNDERWRITERS:  Distributor.

22.      CALCULATION OF PERFORMANCE DATA:  Performance Data.

23.      FINANCIAL STATEMENTS:  Financial Statements.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


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




                                EXPLANATORY NOTE


         This post-effective amendment No. 35 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the
"Registration Statement") is being filed (i) to update the Registrant's disclosure in the Prospectus relating to the Registrant's New York Total Return Bond Fund and Statement of Additional Information with financial information for the fiscal year ended March 31, 1997; and (ii) with respect to the Registrant's Global Strategic Income Fund pursuant to the Registrant's undertaking to file a post-effective amendment to the Registration Statement, using financials which need not be certified, within four to six months following the date of commencement of public investment operations of that Fund. As a result, the Amendment does not affect any of the Registrant's currently effective prospectuses for each other series of shares of the Registrant.


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
PROSPECTUS

The JPM Institutional New York Total Return Bond Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 766-7722

The JPM Institutional New York Total Return Bond Fund (the "Fund") seeks to provide a high after tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after tax total return and who are willing to receive some taxable income and capital gains to achieve that re-turn.

The Fund is a non-diversified no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is a series of The JPM Insti-tutional Funds, an open-end management investment company organized as a Massa-chusetts business trust (the "Trust").

UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE NEW YORK TOTAL RETURN BOND PORTFOLIO (THE "PORTFOLIO"), A CORRESPONDING NON-DIVERSIFIED OPEN-END MANAGEMENT INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE ON PAGE 3.

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and it should be retained for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated July 14, 1997 (as supplemented from time to time). This information is incorporated herein by reference and is available without charge upon written request from the Fund's Distributor, Funds Distributor, Inc. ("FDI"), 60 State Street, Suite 1300, Boston, Massachusetts 02109, Attention: The JPM Institutional Funds, or by calling (800) 221-7930.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE IN-VESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JULY 14, 1997

TABLE OF CONTENTS

                                                                            PAGE
Investors for Whom the Fund is Designed....................................   1
Financial Highlights.......................................................   3
Special Information Concerning Investment
 Structure ................................................................   3
Investment Objective and Policies..........................................   4
Additional Investment Information and Risk Factors.........................   7
Investment Restrictions....................................................   9
Management of the Trust and the Portfolio..................................  10
Shareholder Servicing......................................................  12


                                                                            PAGE
Purchase of Shares.........................................................  12
Redemption of Shares.......................................................  13
Exchange of Shares.........................................................  14
Dividends and Distributions................................................  14
Net Asset Value............................................................  15
Organization...............................................................  15
Federal Taxes..............................................................  16
New York State and New York City Taxes.....................................  17
Additional Information.....................................................  17
Appendix................................................................... A-1

The JPM Institutional New York Total Return Bond Fund

INVESTORS FOR WHOM THE FUND IS DESIGNED

The Fund is designed for investors subject to federal and New York State income taxes who seek a high after tax total return and who are willing to receive some taxable income and capital gains to achieve that return. The Fund seeks to achieve its investment objective by investing all of its investable assets in The New York Total Return Bond Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund. Since the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares in the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Fund generally requires a minimum initial investment of $5 million. The minimum subsequent investment is $25,000. See Purchase of Shares. If a share-holder reduces his or her investment in the Fund to less than $5 million for more than 30 days, the investment may be subject to mandatory redemption. See Redemption of Shares--Mandatory Redemption by the Fund.

This Prospectus describes the investment objective and policies, management and operation of the Fund to enable investors to decide if the Fund suits their needs. The Fund operates in a two-tier master-feeder investment fund structure. The Trustees believe that the Fund may achieve economies of scale over time by utilizing this investment structure.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses; their investment in the Fund is subject only to the oper-ating expenses set forth below for the Fund and the Portfolio, as a percentage of average net assets of the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approxi-mately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets di-rectly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings Management of the Trust and the Portfolio and Shareholder Servicing.


SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases*........................................... None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

-------

* Certain Eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions. See Eligible Institutions.

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*


Advisory Fees............................................................. 0.30%
Rule 12b-1 Fees........................................................... None
Other Expenses (after expense reimbursement).............................. 0.20%
                                                                           ----
Total Operating Expenses (after expense reimbursement).................... 0.50%

-------

* Fees and expenses are expressed as a percentage of average net assets of the Fund for its most recent fiscal year and after expense reimbursements through July 31, 1998. See Management of the Trust and the Portfolio. Without reim-bursements, Other Expenses and Total Operating Expenses for the Fund would be equal on an annual basis to 0.34% and 0.64%, respectively, for the most re-cently completed fiscal year.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 Year..................................................................... $ 5
3 Years.................................................................... $16
5 Years.................................................................... $28
10 Years................................................................... $63

The above expense table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in the Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan under the Administrative Services and the Shareholder Servicing Agreements, or-ganization expenses, the fees paid to Pierpont Group, Inc. under the Fund Serv-ices Agreements, the fees paid to Funds Distributor, Inc. under the Co-Adminis-tration Agreements, the fees paid to State Street Bank and Trust Company as custodian and transfer agent, and other usual and customary expenses of the Fund and the Portfolio. For a more detailed description of contractual fee ar-rangements, including expense reimbursements, see Management of the Trust and the Portfolio and Shareholder Servicing. In connection with the above example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See Purchase of Shares and Redemption of Shares. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.


                                                                FOR THE PERIOD
                                                                APRIL 11, 1994
                                 FOR THE FISCAL FOR THE FISCAL   (COMMENCEMENT
                                   YEAR ENDED     YEAR ENDED   OF OPERATIONS) TO
                                 MARCH 31, 1997 MARCH 31, 1996  MARCH 31, 1995
                                 -------------- -------------- -----------------
Net Asset Value, Beginning of
 Period........................     $ 10.34        $ 10.11          $ 10.00
                                    -------        -------          -------
Income from Investment
 Operations
 Net Investment Income.........        0.48           0.49             0.42
 Net Realized and Unrealized
  Gain (Loss) on Investment....       (0.02)          0.25             0.11
                                    -------        -------          -------
Total from Investment
 Operations....................        0.46           0.74             0.53
                                    -------        -------          -------
Less Distributions to
 Shareholders from
 Net Investment Income.........       (0.48)         (0.49)           (0.42)
                                                                    -------
 Net Realized Gains............       (0.01)         (0.02)             --
                                    -------        -------          -------
 Total Distributions to
  Shareholders.................       (0.49)         (0.51)           (0.42)
                                    -------        -------          -------
Net Asset Value, End of Period.     $ 10.31        $ 10.34          $ 10.11
                                    =======        =======          =======
Total Return...................        4.54%          7.40%            5.49%(a)
                                    =======        =======          =======
Ratios and Supplemental Data
 Net Assets at End of Period
  (in thousands)...............     $90,792        $47,926          $20,621
 Ratio to Average Net Assets
  Expenses.....................        0.50%          0.50%            0.50%(b)
  Net Investment Income........        4.70%          4.67%            4.65%(b)
  Decrease Reflected in Expense
   Ratio due to Expense
   Reimbursement...............        0.14%          0.17%            0.55%(b)

-------
(a) Not annualized.
(b) Annualized.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfo-lio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. The investment objective of the Fund or Portfolio may be changed only with the approval of the holders of the out-standing shares of the Fund and the Portfolio. The master-feeder investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by invest-ors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same invest-ment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restric-tions, or a failure by the Fund's shareholders to approve a change in the Port-folio's investment objective or restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distri-bution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the ac-tions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Addition-ally, because the Portfolio would become smaller, it may become less diversi-fied, resulting in potentially increased portfolio risk (however, these possi-bilities also exist for traditionally structured funds which have large or in-stitutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the op-eration of the Portfolio upon the withdrawal of another investor in the Portfo-
lio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting in-structions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

For more information about the Portfolio's investment objective, policies and restrictions, see Investment Objective and Policies, Additional Investment In-formation and Risk Factors and Investment Restrictions. For more information about the Portfolio's management and expenses, see Management of the Trust and the Portfolio. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see Investment Restric-tions.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, to-gether with the policies they employ in their efforts to achieve this objec-tive. Additional information about the investment policies of the Fund and the Portfolio appears in the Statement of Additional Information under Investment Objectives and Policies. There can be no assurance that the investment objec-tive of the Fund or the Portfolio will be achieved.

The Fund's investment objective is to provide a high after tax total return for New York residents consistent with moderate risk of capital. Total return will consist of income plus capital gains and losses. The Fund attempts to achieve its objective by investing all of its investable assets in The New York Total Return Bond Portfolio, a non-diversified open-end management investment company having the same investment objective as the Fund.

The Fund is designed for investors subject to federal and New York State in-come taxes who seek a high after tax total return and who are willing to re-ceive some taxable income and capital gains to achieve that return.

The Portfolio's primary investments are municipal securities issued by New York State and its political subdivisions and by agencies, authorities and in-strumentalities of New York and its political subdivisions. These securities earn income exempt from federal and New York State and local income taxes but, in certain circumstances, may be subject to alternative minimum tax. In addi-tion, the Portfolio may invest in municipal securities issued by states other than New York, by territories and possessions of the United States and their political subdivisions, agencies and instrumentalities. These securities earn income exempt from federal income taxes but subject to New York State and lo-cal income taxes; in certain circumstances, they may also be subject to alter-native minimum tax. In order to seek to enhance the Portfolio's after tax re-turn, the Advisor may also invest in securities which earn income subject to New York and/or federal income taxes. These securities include U.S. government securities, corporate securities and municipal securities issued on a taxable basis. For more information regarding tax matters, including the applicability of the alternative minimum tax, see Taxes.

The Advisor actively manages the Portfolio's duration, the allocation of secu-rities across market sectors and the selection of securities to seek to achieve a high after tax total return. Based on fundamental economic and capi-tal markets research, the Advisor adjusts the duration of the Portfolio in light of the Advisor's interest rate outlook. For example, if interest rates are expected to rise, the duration may be shortened to lessen the Portfolio's exposure to the expected decrease in bond prices. If interest rates are ex-pected to remain stable, the Advisor may lengthen the duration in order to en-hance the Portfolio's yield.

Duration is a measure of the weighted average maturity of the bonds held in the Portfolio and can be used as a measure of the sensitivity of the Portfo-lio's market value to changes in interest rates. Generally, the longer the du-ration of the Portfolio, the more sensitive its market value will be to changes in interest rates. Under normal market conditions, the Advisor be-lieves the Portfolio will have a duration of three to seven years. The matu-rity of individual securities in the Portfolio may vary widely, however.

The Advisor also attempts to enhance after tax total return by allocating the Portfolio's assets among market sectors. Specific securities which the Advisor believes are undervalued are selected for purchase within sectors using ad-vanced quantitative tools, analysis of credit risk, the expertise of a dedi-cated trading desk and the judgment of fixed income portfolio managers and analysts.

In seeking to achieve the Portfolio's investment objective, the Advisor at-tempts to consider the tax consequences to investors of all portfolio transac-tions. The Advisor will sell and purchase securities to change the Portfolio's duration, sector allocation or securities holdings only if it believes that the expected benefit to the Portfolio will be greater than the capital gains or income taxes shareholders would incur as a result of these sales and pur-chases. The success of this strategy depends on the Advisor's ability to fore-cast accurately changes in interest rates and assess the value of fixed income securities.

The Advisor intends to manage the Portfolio actively in pursuit of its invest-ment objective. Portfolio transactions are undertaken principally to accom-plish the Portfolio's objective in relation to expected movements in the gen-eral level of interest rates, but the Portfolio may engage in short-term trad-ing consistent with its objective. Portfolio transactions may incur taxable long term or short term capital gains which will be distributed and taxable to investors. In addition, to the extent the Portfolio engages in short-term trading, it may incur increased transactions costs. See Taxes below. The port-folio turnover rate for the fiscal year ended March 31, 1997 was 35%.

MUNICIPAL SECURITIES. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in municipal securities issued by New York State and its political subdivisions and their agencies, authorities and instrumen-talities. The

Portfolio may also invest in debt obligations of municipal issuers other than New York. The municipal securities in which the Portfolio invests are primar-ily municipal bonds and municipal notes.

MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of New York State, other states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power.

MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the pro-ceeds of the sale of bonds, other revenues or grant proceeds, as well as mu-nicipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements be-tween the municipal issuer and Morgan acting as agent, for no additional fee, in its capacity as Advisor to the Portfolio and as fiduciary for other cli-ents. Although master demand obligations are not marketable to third parties, the Portfolio considers them to be liquid because they are payable on demand. There is no specific percentage limitation on these investments. For more in-formation about municipal notes, see Investment Objectives and Policies in the Statement of Additional Information.

NEW YORK MUNICIPAL SECURITIES. Because of the Portfolio's significant invest-ment in New York municipal securities, its performance will be affected by the condition of New York's economy, as well as the fiscal condition of the State, its agencies and municipalities. The New York State economy has shown signs of recovery fueled by the strength of downstate financial services. However the State's performance continues to lag national averages. Despite strong revenue performance during fiscal 1997 budget imbalances and limited reserves remain as structural concerns. The Advisor currently views the New York economy and financial condition as fundamentally stable. However, the possibility of a disruption to economic and financial conditions which would adversely affect the creditworthiness and marketability of New York municipal securities con-tinues to exist. A more detailed discussion of the risks associated with in-vesting in New York municipal securities is contained in the Statement of Ad-ditional Information.

NON-MUNICIPAL SECURITIES. The Portfolio may invest in non-municipal securities including obligations of the U.S. government and its agencies and instrumen-talities, bank obligations, debt securities of corporate issuers, asset backed and mortgage related securities and repurchase agreements. The Portfolio will invest in non-municipal securities when, in the opinion of the Advisor, these securities will enhance the after tax total return to an individual subject to federal and New York State income taxes in the highest tax bracket. Under nor-mal circumstances, the Portfolio's holdings of non-municipal securities and municipal securities of tax exempt issuers outside New York State will not ex-ceed 35% of its total assets.

QUALITY INFORMATION. It is the current policy of the Portfolio that under nor-mal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("Stan-dard & Poor's"). The remaining 10% of total assets may be invested in securi-ties that are rated B or better by Moody's or Standard & Poor's. In each case, the Portfolio may invest in securities which are unrated if in the Advisor's opinion such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the in-vestment later declines, the Portfolio may continue to hold the investment. See Additional Investment Information and Risk Factors.

NON-DIVERSIFICATION. The Portfolio is registered as a non-diversified invest-ment company which means that the Portfolio is not limited by the Investment Company Act of 1940 (the "1940 Act") in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may in-vest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. The Portfolio, however, will comply with the diversi-fication requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See Invest-ment Restrictions below and Taxes in the Statement of Additional Information.

The Portfolio may also purchase municipal securities together with puts, pur-chase securities on a when-issued or delayed delivery basis, enter into repur-chase and reverse repurchase agreements, purchase synthetic variable rate in-struments, loan its securities, purchase certain privately placed securities and enter into certain futures and options transactions. For a discussion of these transactions, see Additional Investment Information and Risk Factors.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with re-spect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during peri-ods of economic uncertainty or change. These lower quality fixed income securi-ties tend to be affected by economic changes and short-term corporate and in-dustry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securi-ties, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value. See Appendix A in the Statement of Additional Information for more detailed information on these rat-ings.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securi-ties on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the pur-chase commitment. The value of these securities is subject to market fluctua-tion during this period and no interest or income accrues to the Portfolio un-til settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. The Portfolio maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disad-vantaged. It is the current policy of the Portfolio not to enter into when-is-sued commitments exceeding in the aggregate 15% of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement trans-actions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with re-spect to the seller, the Portfolio's realization upon the disposition of col-lateral may be delayed or limited. Investments in certain repurchase agree-ments and certain other investments which may be considered illiquid are lim-ited. See Illiquid Investments; Privately Placed and other Unregistered Secu-rities below.

LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of the Portfolio's net assets. The Portfolio may lend its securi-ties if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any in-come accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will con-sider all facts and circumstances, including the creditworthiness of the bor-rowing financial institution, and the Portfolio will not make any loans in ex-cess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Portfolio, the Advisor or the Distributor, unless otherwise permitted by applicable law.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into re-verse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agree-ment. For the purposes of the 1940 Act, it is considered as a form of borrow-ing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, see Investment Objectives and Policies in the Statement of Additional Informa-tion.

PUTS. The Portfolio may purchase without limit municipal bonds or notes to-gether with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts. The amortized cost method is used by the Portfolio to value all municipal securities with maturi-ties of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See the Statement of Additional Information for the valuation procedure if the Portfolio were to invest in municipal securi-ties with maturities of 60 days or more that are subject to separate puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS. The Portfolio may invest in certain syn-thetic variable rate instruments. Such instruments generally involve the de-posit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Advisor will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the condi-tions under which the right to tender the instrument would no longer be avail-
able) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolio will be that of holding the long-term bond.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the Portfolio's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is val-ued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these secu-rities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional in-vestors without registration under the 1933 Act. These securities may be de-termined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's imple-mentation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described in the Appendix to this Prospectus for both hedging and risk management purposes although not for speculation. For more detailed information about these transactions, see the Appendix to this Prospectus and Risk Management in the Statement of Additional Informa-tion.

INVESTMENT RESTRICTIONS

For the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are in-vested in the securities of any one issuer, except government securities, and
(b) with regard to 50% of its total assets, no more than 5% of its total as-sets are invested in the securities of a single issuer, except government se-curities.

The investment objective of the Fund and the Portfolio, together with the in-vestment restrictions described below and in the Statement of Additional In-formation, except as noted, are deemed fundamental policies, i.e., they may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund and the Portfolio. The Fund has the same invest-ment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same invest-ment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment re-strictions.

The Portfolio may not (i) borrow money, except that the Portfolio may (a) bor-row money from banks for temporary or emergency purposes (not for leveraging purposes) and (b) enter into reverse repurchase agreements for any purpose, provided that (a) and (b) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) (if at any time borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation); or (ii) issue senior securities except as permitted by the 1940 Act or any rule, order or interpretation thereunder. See Addi-tional Investment Information and Risk Factors--Loans of Portfolio Securities and Reverse Repurchase Agreements.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see Investment Re-strictions in the Statement of Additional Information.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES. Pursuant to the Declarations of Trust for the Trust and for the Port-folio, the Trustees decide upon matters of general policy and review the ac-tions of the Advisor and other service providers. The Trustees of the Trust and of the Portfolio are identified below.

Frederick S. Addy...................................... Former Executive Vice President and Chief
                                                        Financial Officer, Amoco Corporation
William G. Burns....................................... Former Vice Chairman of the Board and
                                                        Chief
                                                        Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer.................................. Former Senior Vice President, Morgan
                                                        Guaranty
                                                        Trust Company of New York
Matthew Healey......................................... Chairman and Chief Executive Officer;
                                                        Chairman, Pierpont Group, Inc.
Michael P. Mallardi.................................... Former Senior Vice President, Capital
                                                        Cities/ABC, Inc. and President, Broadcast
                                                        Group

A majority of the disinterested Trustees have adopted written procedures rea-sonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and The JPM Pierpont Funds, up to and including creating a separate board of trust-ees. See Trustees and Officers in the Statement of Additional Information for more information about the Trustees and Officers of the Fund and the Portfolio.

The Trust and the Portfolio have each entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's and the Trust's affairs. The fees to be paid under the agreements approximate the reasonable cost of Pier-pont Group, Inc. in providing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. Pierpont Group, Inc. was organized in 1989 at the re-quest of the Trustees of The Pierpont Family of Funds for the purpose of pro-viding these services at cost to those funds. See Trustees and Officers in the Statement of Additional Information. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

ADVISOR. The Fund has not retained the services of an investment adviser be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as Investment Advisor. Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized un-der the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with com-bined assets under management of $208 billion. Morgan provides investment ad-vice and portfolio management services to the Portfolio. Subject to the super-vision of the Portfolio's Trustees, Morgan makes the Portfolio's day-to-day in-vestment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. See Investment Advisor in the Statement of Additional Information.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. For fixed income portfolios, this process focuses on the systematic analysis of real interest rates, sector diversification and quanti-tative and credit analysis. Morgan has managed portfolios of domestic fixed in-come securities on behalf of its clients for over 50 years. The Portfolio man-agers making investments in domestic fixed income securities work in conjunc-tion with fixed income, credit, capital market and economic research analysts, as well as traders and administrative officers.

The following persons are primarily responsible for the day-to-day management and implementation of Morgan's process for the Portfolio (the inception date of each person's responsibility for the Portfolio and his or her business ex-perience for the past five years is indicated parenthetically): Robert W. Meiselas, Vice President (since June, 1997, employed by Morgan since prior to
1992) and Elaine B. Young, Vice President (since June, 1997, employed by Mor-gan since August, 1994, previously Vice President of Scudder, Stevens & Clark, Inc. as a municipal trader and portfolio manager).

As compensation for the services rendered and related expenses borne by Morgan under the Investment Advisory Agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee, which is computed daily and may be paid monthly, at the annual rate of 0.30% of the Portfolio's average daily net assets.

Under separate agreements, Morgan also provides administrative and related services to the Fund and the Portfolio and shareholder services to sharehold-ers of the Fund. See Administrative Services Agent and Shareholder Servicing below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Trust and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio com-munications to Trustees and investors; and (vi) maintains related books and records.

For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio and certain other investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax com-pliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreements each of the Fund and the Portfo-lio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio, the other portfolios in which series of the Trust or The JPM Pierpont Funds invest and JPM Series Trust and in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggre-gate average daily net assets and 0.04% of such aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund and as exclusive placement agent for the Portfolio. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's and the Portfolio's custodian and fund accounting and transfer agent and the Fund's dividend dis-bursing agent. State Street also keeps the books of account for the Fund and the Portfolio.

EXPENSES. In addition to the fees payable to Morgan, FDI and Pierpont Group, Inc. under the various agreements discussed under Trustees, Advisor, Co-Admin-istrator and Administrative Services Agent above and Shareholder Servicing below, the Fund and the Portfolio are responsible for usual and customary ex-penses associated with their respective operations. Such expenses include or-ganization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursement costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include custodian fees and brokerage expenses.

Morgan has agreed that it will reimburse the Fund through at least July 31, 1998 to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 0.50% of the Fund's average daily net assets. This limit does not cover ex-traordinary expenses during the period. There is no assurance that Morgan will continue this waiver beyond the specified period.

SHAREHOLDER SERVICING

Pursuant to a Shareholder Servicing Agreement with the Trust, Morgan acts as shareholder servicing agent for its customers and other Fund investors who are customers of an eligible institution which is a customer of Morgan (an "Eligi-ble Institution"). The Fund pays Morgan for these services at an annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servic-ing agent) of 0.075% of the Fund's average daily net assets. Under the terms of the Shareholder Servicing Agreement with the Fund, Morgan may delegate one or more of its responsibilities to other entities at Morgan's expense.

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affil-iates for services provided to their clients that invest in the Fund. See Eli-gible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

Shareholders should address all inquiries to J.P. Morgan Funds Services, Mor-gan Guaranty Trust Company of New York, 522 Fifth Avenue, New York, New York 10036 or call (800) 766-7722.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distribu-tor. Investors must be either customers of Morgan or of an Eligible Institu-tion or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole pur-pose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

The Fund requires a minimum initial investment of $5 million and a minimum subsequent investment of $25,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Fund, other JPM Institu-tional Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who main-tain retirement accounts with the Fund or other JPM Institutional Funds.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value per share next determined after receipt of an order. Prospective investors may purchase shares with the assistance of an Eligible Institution that may establish its own terms, condi-tions and charges.

To purchase shares in the Fund, investors should request their Morgan repre-sentative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor. Any shareholder may also call J.P. Morgan Funds Services at (800) 766-7722 for assistance in plac-ing an order for Fund shares. If the Fund or its agent receives a purchase or-der prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the purchase is effective and is made at net asset value determined on the next business day. All purchase orders for Fund shares must be accompanied by instructions to Morgan (or an Eligible Institution) to transfer immediately available funds to the Fund's Distributor on settlement date. The settlement date is generally the business day after the purchase is effective. The pur-chaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting cli-ents in changing dividend options, account designations and addresses, provid-ing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy state-ments, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabu-lating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the Eligible Institution's clients may reasonably request and agree upon with the Eligible Institution.

Although there is no sales charge levied directly by the Fund, Eligible Insti-tutions may establish their own terms and conditions for providing their serv-ices and may charge investors a transaction-based or other fee for their serv-ices. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Mor-gan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem shares in the Fund, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemp-tion request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 766-7722 and give the Shareholder Service Representative a preas-signed shareholder Personal Identification Num- ber and the amount of the re-demption. The Fund executes effective redemption requests at the next deter-mined net asset value per share. See Net Asset Value. See Additional Informa-tion below for an explanation of the telephone redemption policy of The JPM Institutional Funds.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective re-demption are deposited on settlement date in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or transferred by wire in accordance with the customer's instructions. The redeemer will continue to receive dividends on these shares through the day before the settlement date. Settlement date is generally the next business day after a redemption is ef-fective and, subject to Further Redemption Information below, in any event is within seven days. See Dividends and Distributions.

MANDATORY REDEMPTION BY THE FUND. If the value of a shareholder's holdings in the Fund falls below the applicable minimum investment amount of $5 million for more than 30 days because of a redemption of shares, the Fund may redeem the remaining shares in the account 60 days after written notice to the shareholder unless the account is increased to the minimum investment amount or more.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the sharehold-er's taxpayer identification number and address. As discussed under Taxes be-low, the Fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption proceeds when noncorporate in-vestors have not provided a certified taxpayer identification number. In addi-tion, if a shareholder sends a check for the purchase of Fund shares and shares are purchased before the check has cleared, the transmittal of redemption pro-ceeds from the shares will occur upon clearance of the check which may take up to 15 days.

The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other pe-riods as the 1940 Act or the Securities and Exchange Commission may permit. See Redemption of Shares in the Statement of Additional Information.

EXCHANGE OF SHARES

An investor may exchange shares from the Fund into any other JPM Institutional Fund or JPM Pierpont Fund or shares of JPM Series Trust without charge. An ex-change may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund ac-counts that are registered in the same name, address and taxpayer identifica-tion number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of an-other fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See Purchase of Shares and Redemption of Shares in this Prospectus and in the prospectuses for the other JPM Institutional Funds, The JPM Pierpont Funds and JPM Series Trust. See also Additional Information below for an explanation of the telephone exchange policy of The JPM Institu-tional Funds.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securi-ties laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of each Fund is declared as a dividend daily immedi-ately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income of the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

Net asset value per share for the Fund is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the re-mainder by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to Morgan, are accrued daily. See Net As-set Value in the Statement of Additional Information for information on valua-tion of portfolio securities for the Portfolio.

The Fund computes its net asset value once daily at 4:15 P.M. New York time on Monday through Friday, except that the net asset value is not computed for the Fund on the holidays listed under Net Asset Value in the Statement of Addi-tional Information and may be computed at earlier times as set forth in the Statement of Additional Information.

ORGANIZATION

The Trust was organized on November 4, 1992 as an unincorporated business trust under Massachusetts law and is an entity commonly known as a "Massachu-setts business trust". The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series. To date, 24 series of shares, have been authorized and are avail-able for sale to the public. Only shares of the Fund are offered through this Prospectus. No series of shares has any preference over any other series of shares. See Massachusetts Trust in the Statement of Additional Information.

The Declaration of Trust for the Trust provides that no Trustee, shareholder, officer, employee, or agent of the Fund shall be held to any personal liabili-ty, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Fund, but that the Trust property only shall be liable.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Fund. The Trust does not intend to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for ac-tion by shareholder vote as may be required by either the 1940 Act or the Dec-laration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of ten percent of Trust shares and will assist shareholders in communicating with each other as prescribed in Section 16(c) of the 1940 Act. For further organi-zation information, including certain shareholder rights, see Description of Shares in the Statement of Additional Information.

The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance com-pany separate accounts and common and commingled trust funds) will each be li-able for all obligations of the Portfolio. However, the risk of the Fund in-curring financial loss on account of such liability is limited to circum-stances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust be-lieve that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

FEDERAL TAXES

The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are sub-ject to change by legislative or administrative action. Investors are urged to consult their own tax advisors with respect to specific questions as to feder-al, state or local taxes. See Taxes in the Statement of Additional Information. Annual statements as to the current federal tax status of distributions, if ap-plicable, are mailed to shareholders after the end of the taxable year for the Fund.

The Trust intends that the Fund will qualify as a separate regulated investment company under Subchapter M of the Code. For the Fund to qualify as a regulated investment company, the Portfolio, in addition to other requirements, limits its investments so that at the close of each quarter of its taxable year (a) no more than 25% of its total assets are invested in the securities of any one is-suer, except U.S. Government securities, and (b) with regard to 50% of its to-tal assets, no more than 5% of its total assets are invested in the securities of a single issuer, except U.S. Government securities. As a regulated invest-ment company, the Fund should not be subject to federal income taxes or federal excise taxes if all of its net investment income and capital gains less any available capital loss carryforwards are distributed to shareholders within al-lowable time limits. The Portfolio intends to qualify as an association treated as a partnership for federal income tax purposes. As such, the Portfolio should not be subject to tax. The Fund's status as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to noncorporate shareholders.

The Fund intends to qualify to pay exempt-interest dividends to its sharehold-ers by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax exempt securities. Exempt-in-terest dividends received from the Fund will be treated for federal income tax purposes as tax exempt interest income. Since, under normal circumstances, at least 65% of the Portfolio's total assets will be invested in New York tax ex-empt obligations, it is expected that a substantial portion of the Fund's divi-dends will be exempt-interest dividends. However, in pursuit of its investment objective of a high after tax total return, the Portfolio is permitted to in-vest in securities whose income is subject to federal income tax (including, for example, securities that are preference items for purposes of the alterna-tive minimum tax) and to seek to realize capital gains. Therefore it is ex-pected that a portion of the Fund's dividends will be taxable and that the Fund may distribute net long and short term capital gains. See Investment Objective and Policies.

Any loss realized by a shareholder upon the redemption or exchange of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by such shareholder with respect to such shares.

Interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applica-ble to individuals and corporations. Under tax regulations to be issued, the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations will be treated as a preference item for pur-poses of the alternative minimum tax.

Corporations should, however, be aware that interest on all municipal securi-ties will be included in calculating, among other things, adjusted current earnings for purposes of the alternative minimum tax applicable to them and the foreign branch profits tax imposed on effectively connected earnings and prof-its of United States branches of foreign corporations. Furthermore, special tax provisions may apply to certain financial institutions and property and casu-alty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

Interest on indebtedness incurred or continued by a shareholder (whether a cor-poration or an individual) to purchase or carry shares of the Fund is generally not deductible. The Treasury has been given authority to issue regulations which would disallow the interest deduction if incurred to purchase or carry shares of the Fund owned by the taxpayer's spouse, minor child or entity controlled by the taxpayer. Entities or persons who are "substantial users" (or related persons) of facilities financed by tax exempt bonds should consult their tax advisors before purchasing shares of the Fund.

Distributions of taxable net investment income and realized net short-term cap-ital gains in excess of net long-term capital losses are taxable as ordinary income to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares. Distributions of this type to corporate shareholders of the Fund are not eligible for the dividends-received deduction.

Distributions of net long-term capital gains in excess of net short-term capi-tal losses are taxable to shareholders of the Fund as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether taken in cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the divi-dends-received deduction.

Any distribution of capital gains will have the effect of reducing the net as-set value of Fund shares held by a shareholder by the same amount as the dis-tribution. If the net asset value of the shares is reduced below a sharehold-er's cost as a result of such a distribution, the distribution, although con-stituting a return of capital to the shareholder, will be taxable as described above.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term cap-ital gain or loss if the shares have been held for more than one year, and oth-erwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or ex-change of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

NEW YORK STATE AND NEW YORK CITY TAXES

Shareholders are not subject to New York State or New York City personal income taxes on Fund dividends to the extent that such dividends qualify as "exempt interest dividends" and represent interest income attributable to New York tax exempt obligations (as well as certain other obligations the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico). Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes.

Corporations should note that the Fund's income dividends and other distribu-tions are not exempt from the New York State Franchise Tax on Business Corpora-tions or the New York City General Corporation Tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is generally not deductible for New York State or New York City personal income tax purposes.

ADDITIONAL INFORMATION

The Fund sends to its shareholders annual and semi-annual reports. The finan-cial statements appearing in annual reports are audited by independent accoun-tants. Shareholders also will be sent confirmations of each purchase and re-demption and monthly statements, reflecting all other account activity, includ-ing dividends and any distributions reinvested in additional shares or credited as cash.

All shareholders are given the privilege to initiate transactions automati-cally by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Fund, Morgan, his Eligible Institution or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Fund will employ reasonable procedures, including re-quiring investors to give their Personal Identification Number and tape re-cording of telephone instructions, to confirm that instructions communicated from investors by telephone are genuine; if it does not, the Fund, the Share-holder Servicing Agent or a shareholder's Eligible Institution may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indexes, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indexes, the Lehman Brothers Bond In-dexes and other industry publications. The Fund may advertise "yield" and "tax equivalent yield". Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized--i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The tax equiv-alent yield is calculated similarly to the yield for the Fund, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax equivalent to the Fund.

The Fund may also advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. These methods of calculating yield and total return are re-quired by regulations of the Securities and Exchange Commission. Yield and to-tal return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. See Performance Data in the State-ment of Additional Information. All performance figures are based on histori-cal earnings and are not intended to indicate future performance. Shareholders may obtain performance information by calling Morgan at (800) 766-7722.

APPENDIX

The Portfolio may (a) purchase and sell exchange traded and over-the-counter
(OTC) put and call options on fixed income securities and indexes of fixed in-come securities, (b) purchase and sell futures contracts on fixed income secu-rities and indexes of fixed income securities and (c) purchase and sell put and call options on futures contracts on fixed income securities and indexes of fixed income securities.

The Portfolio may use futures contracts and options for hedging and risk man-agement purposes. See Risk Management in the Statement of Additional Informa-tion. The Portfolio may not use futures contracts and options for speculation.

The Portfolio may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, in-cluding buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and re-turn characteristics of the Portfolio's overall strategy in a manner deemed ap-propriate to the Advisor and consistent with the Portfolio's objective and pol-icies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securi-ties, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly corre-lated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur transaction costs, including trading commissions and option premiums, in con-nection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase put and call options on securities, indexes of secu-rities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Port-folio's total assets. In addition, the Portfolio will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net as-set value of the Portfolio.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio ob-tains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by al-lowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liq-uid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exer-cises an option on an index, settlement is in cash and does not involve the ac-tual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the in-strument underlying the option does not fall enough to offset the cost of pur-chasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price in-creases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its po-sition in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the pre-mium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium re-ceived for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the op-tion. The characteristics of writing call options are similar to those of writ-ing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

OPTIONS ON INDEXES. The Portfolio may purchase and sell put and call options and sell (write) covered put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchas-ing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a speci-fied quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the under-lying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

When the Portfolio purchases a futures contract, the value of the futures con-tract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the under-lying instrument, much as if it had purchased the underlying instrument direct-ly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to off-set both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant
(FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

The Portfolio will segregate liquid assets in connection with its use of op-tions and futures contracts to the extent required by the staff of the Securi-ties and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are re-placed with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede port-folio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see Investment Objectives and Policies in the Statement of Additional Information.

                                        ---------------------------------------



No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

PROS392-977


  The JPM Institutional New York Total Return Bond Fund




  PROSPECTUS

  July 14, 1997

PROSPECTUS

The JPM Institutional Global Strategic Income Fund
60 State Street
Boston, Massachusetts 02109
For information call (800) 766-7722


The investment objective of The JPM Institutional Global Strategic Income Fund (the "Fund") is high total return from a portfolio of fixed income securities of foreign and domestic issuers. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY IN-VESTING ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL STRATEGIC INCOME PORTFOLIO (THE "PORTFOLIO"), WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND INVESTS IN THE PORTFOLIO THROUGH A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE. SEE INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE ON PAGE 2.


The Portfolio invests primarily in the following sectors of the fixed income market: mortgage-backed securities and direct mortgage obligations; below in-vestment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; invest-ment grade non-dollar denominated debt obligations of non-U.S. issuers; and ob-ligations of emerging market issuers.

THE PORTFOLIO INVESTS IN LOWER QUALITY DEBT INSTRUMENTS ("JUNK BONDS"), WHICH ARE SUBJECT TO HIGHER RISKS OF UNTIMELY INTEREST AND PRINCIPAL PAYMENTS, DE-FAULT AND PRICE VOLATILITY THAN HIGHER QUALITY SECURITIES AND MAY PRESENT LI-QUIDITY AND VALUATION PROBLEMS. THE PORTFOLIO'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS, INCLUDING ISSUERS IN EMERGING MARKETS, INVESTMENTS IN UNRATED AND LOWER RATED DEBT OBLIGATIONS AND INVESTMENTS DENOMINATED OR QUOTED IN FOR-EIGN CURRENCIES, AS WELL AS THE PORTFOLIO'S USE OF INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES, ENTAIL RISKS IN ADDITION TO THOSE THAT ARE CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES OF U.S. ISSUERS. INVESTMENTS IN DIRECTLY PLACED MORTGAGES AND MORTGAGE-BACKED SECURI-TIES MAY SUBJECT THE PORTFOLIO TO SOME OF THE RISKS ASSOCIATED WITH INVESTMENTS IN REAL ESTATE. INTEREST RATE AND CURRENCY MANAGEMENT TECHNIQUES MAY BE UN-AVAILABLE OR INEFFECTIVE IN MITIGATING RISKS INHERENT IN THE PORTFOLIO. THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS.

The Fund is a series of The JPM Institutional Funds, an open-end management in-vestment company organized as a Massachusetts business trust (the "Trust").

The Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

This Prospectus sets forth concisely the information about the Fund that a pro-spective investor should know before investing and should be retained for fu-ture reference. Additional information has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated July 14, 1997, as amended or supplemented from time to time. This information is incor-porated herein by reference and is available without charge upon written re-quest from the Fund's Distributor or by calling (800) 221-7930. The Fund's Dis-tributor is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Mas-sachusetts 02109, Attention: The JPM Institutional Funds.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORA-TION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF AN INVESTMENT IN THE FUND MAY FLUCTUATE AND MAY, AT THE TIME IT IS REDEEMED, BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS JULY 14, 1997

TABLE OF CONTENTS


                                                                            PAGE
Expense Table..............................................................   1
Financial Highlights.......................................................   2
Information About the Master-Feeder Structure..............................   2
Who May Be a Suitable Investor in the Fund.................................   3
Investment Objective and Policies..........................................   3
Additional Investment Practices and Risks..................................   4
Management of the Fund and Portfolio.......................................  11
Shareholder Inquiries and Services.........................................  13


                                                                            PAGE
Purchase of Shares.........................................................  14
Redemption of Shares.......................................................  15
Exchange of Shares.........................................................  15
Dividends and Distributions................................................  16
Net Asset Value............................................................  16
Taxes......................................................................  16
Organization...............................................................  17
Additional Information.....................................................  17

The JPM Institutional Global Strategic Income Fund

EXPENSE TABLE

An investment in the Fund is not subject to any sales charges or redemption fees. Operating expenses described below include the expenses of both the Fund and the Portfolio. The Trustees believe that the Fund's operating expenses are approximately equal to or less than would be the case if the Fund invested its assets directly in securities instead of investing all of its investable as-sets in the Portfolio.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases(1)..............................  None
Sales Charge Imposed on Reinvested Distributions..........................  None
Deferred Sales Load.......................................................  None
Redemption Fees...........................................................  None
Exchange Fee..............................................................  None

ANNUAL OPERATING EXPENSES(2)

Advisory Fees............................................................. 0.45%
Rule 12b-1 Fees...........................................................  None
Other Expenses (after expense reimbursement).............................. 0.20%
                                                                           -----
Total Operating Expenses (after expense reimbursement).................... 0.65%
                                                                           =====

-------
(1) Certain Eligible Institutions (defined below) may impose fees in connec-tion with the purchase of the Fund's shares through such institutions.

(2) These expenses are expressed as a percentage of average net assets for the Fund after expense reimbursement for the period indicated in Financial High-lights below and through February 28, 1998. See Management of the Fund and Portfolio--Expenses. Without such reimbursement, Other Expenses and Total Op-erating Expenses would have been 0.91% and 1.36%, respectively, on an annualized basis.

EXAMPLE

An investor would pay the following expenses on a hypothetical $1,000 invest-ment, assuming a 5% annual return and redemption at the end of each time peri-od. (The Fund's minimum initial investment is greater than $1,000.)


1 Year...................................................................... $ 7
3 Years..................................................................... $21
5 Years..................................................................... $36
10 Years.................................................................... $81


The above expense table is designed to assist investors in understanding the various estimated direct and indirect costs and expenses that investors in the Fund bear. For a complete description of contractual arrangements and other expenses applicable to the Fund and the Portfolio, see Management of the Fund and Portfolio and Shareholder Inquiries and Services--Shareholder Servicing. THE EXAMPLE IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OR EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the Fund for the indi-cated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's semi-annual report and are in-corporated by reference into the Statement of Additional Information. The Fund's semi-annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the pe-riod of the report, as well as certain related information. A copy of the Fund's semi-annual report will be made available without charge upon request.


                                                                FOR THE PERIOD
                                                                MARCH 17, 1997
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                APRIL 30, 1997
                                                                 (UNAUDITED)
                                                               ----------------
Net Asset Value, Beginning of Period..........................     $ 10.00
                                                                   -------
Income from Investment Operations
 Net Investment Income........................................        0.08
 Net Realized and Unrealized Loss on Investment and Foreign
  Currency....................................................       (0.02)
                                                                   -------
Total from Investment Operations..............................        0.06
                                                                   -------
Less Distributions to Shareholders from
 Net Investment Income........................................       (0.07)
                                                                   -------
Net Asset Value, End of Period................................     $  9.99
                                                                   =======
Total Return..................................................        0.61%(a)
                                                                   =======
Ratios and Supplemental Data
 Net Assets, End of Period (in thousands).....................     $57,934
 Ratios to Average Net Assets.................................
  Expenses....................................................        0.65%(b)
  Net Investment Income.......................................        6.54%(b)
  Decrease Reflected in Expense Ratio due to Expense Reim-
   bursement..................................................        0.71%(b)

-------

(a)Not annualized.

(b)Annualized.

INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objec-tive. The Fund is a feeder fund and the Portfolio is the master fund in a so-called master-feeder structure.

In addition to the Fund, other feeder funds may invest in the Portfolio, and information about these other feeder funds is available from the Fund's Dis-tributor. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different performance results.

There are certain risks associated with an investment in a master-feeder struc-ture. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Board of Trustees of the Portfolio approves a change to the investment objective of the Portfolio that is not approved by the Fund's Board of Trust-ees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment advisor or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio might cause the Fund to in-cur expenses it would not otherwise be required to pay.

If the Fund is requested to vote on a matter affecting the Portfolio, the Fund will call a meeting of its shareholders to vote on the matter. The Fund will vote on any matter at the meeting of the Portfolio's investors in the same pro-portion that the Fund's shareholders voted on the matter. The Fund will vote the shares held by Fund shareholders who do not vote in the same proportion as the shares of Fund shareholders who do vote.

WHO MAY BE A SUITABLE INVESTOR IN THE FUND

An investment in the Fund may offer greater potential for gains and losses but may be more volatile than an investment in a fund investing primarily in U.S. investment grade fixed income securities. THE FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT A HIGH DEGREE OF RISK AND IS NOT SUITABLE FOR ALL INVESTORS. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

Investments in high yield and emerging markets securities may be considered speculative and involve risks not associated with investments in higher-rated securities. Investments in securities of foreign issuers, including issuers in emerging markets, investments in unrated and lower rated debt obligations and investments denominated or quoted in foreign currencies, as well as the Portfo-lio's use of interest rate and currency management techniques, entail risks in addition to those that are customarily associated with investing in dollar-de-nominated fixed income securities of U.S. issuers. Investments in directly placed mortgages and mortgage-backed securities may subject the Portfolio to some of the risks associated with investments in real estate. Interest rate and currency management techniques may be unavailable or ineffective in mitigating risks inherent in the Portfolio. The Fund may not be able to achieve its in-vestment objective.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Fund seeks to achieve its objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. Since the investment character-istics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the investment policies and risks of the Portfolio.

PRIMARY INVESTMENTS. The Portfolio invests primarily in the following sectors of foreign and domestic fixed income markets: mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; investment grade non-dollar denominated debt ob-ligations of non-U.S. issuers; and obligations of emerging markets issuers. Within such sectors, the Portfolio may invest in a broad range of issuers and securities with varying maturities. Under normal market conditions, substan-tially all and at least 65% of the Portfolio's total assets will be invested in fixed income securities in at least three countries, including the United States.

The Portfolio may invest up to 60% of its assets in fixed income securities rated below investment grade by one or more internationally recognized rating agencies such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or in unrated securities determined to be of compara-ble credit quality by the Advisor. The Portfolio will not invest in securities rated below B by S&P or Moody's. The Portfolio is not required to dispose of securities whose ratings fall below B. Below investment grade securities, com-monly called "junk bonds," are considered speculative and include securities that are unrated or in default. See Additional Investment Practices and Risks.

The Portfolio's non-U.S. investments include obligations of government and corporate issuers in developed and emerging markets. These securities may be denominated in foreign currencies or the U.S. dollar. The Portfolio generally attempts to hedge into the U.S. dollar the currency risks resulting from its investments in securities denominated in currencies of developed countries. The Portfolio will not routinely hedge the currency exposure resulting from its emerging market investments. The Advisor may from time to time decide to maintain unhedged foreign currency positions in any currency or engage in for-eign currency transactions if the Advisor believes the foreign currency expo-sure or transaction will benefit the Portfolio.

HOW INVESTMENTS ARE SELECTED. The Portfolio seeks to achieve its objective through sector allocation and security selection. Under normal circumstances, the Portfolio allocates its assets among the market sectors described above on the basis of relative investment opportunities. Using a variety of analytical tools and based on experienced judgment, the Advisor assesses the relative at-tractiveness of each market sector and seeks to optimize the allocation among them. Specific securities within the sectors which the Advisor believes are undervalued are selected for purchase using fundamental and quantitative anal-ysis, analysis of credit and liquidity risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts specializing in each market sector.

The Portfolio's duration will generally be approximately equal to the duration of the Lehman Brothers Aggregate Bond Index (the "Index"). In addition to se-curities selection, the Advisor may use futures contracts to adjust the Port-folio's duration. Currently the Index's duration is approximately four and one-half years. The maturities of the securities in the Portfolio may vary widely, however.

Duration is a measure of the weighted average maturity of the debt obligations held by the Portfolio and the sensitivity of the Portfolio's market value to changes in interest rates. Generally, the longer the duration of the Portfo-lio, the more sensitive it will be to changes in interest rates.

ADDITIONAL INVESTMENT PRACTICES AND RISKS

Investments in fixed income securities entail certain risks, including adverse income and principal value fluctuations associated with general economic con-ditions affecting the fixed income securities markets, as well as adverse in-terest rate changes and volatility of yields. The value of fixed income secu-rities generally will increase when interest rates decline and decline as in-terest rates increase. As a result of this price volatility, an investment in the Fund could go down in value.

INVESTMENT IN LOWER RATED FIXED INCOME SECURITIES. While generally providing higher coupons or interest rates than investments in higher quality securi-ties, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term cor-porate and industry developments to a greater extent than higher quality secu-rities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Portfolio invests in such lower quality securi-ties, the achievement of its investment objective may be more dependent on the Advisor's credit analysis.

Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Fund's net asset value.

MORTGAGES AND MORTGAGE-BACKED SECURITIES. Mortgages are debt instruments se-cured by real property. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgages and mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the un-derlying loans. This can result in significantly greater price and yield vola-tility than with traditional fixed income securities. During periods of declin-ing interest rates, prepayments can be expected to accelerate and thus impair the Portfolio's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepay-ment rate will extend the average life of many mortgage-backed securities and prevent the Portfolio from taking advantage of such higher yields. Unlike mort-gage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments re-quire different investment and credit analysis by the Advisor.

The Portfolio may invest in publicly and privately issued mortgage-backed secu-rities including mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including but not limited to Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

The Portfolio may also invest in multiple class securities, including collater-alized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Con-duit ("REMIC") pass-through or participation certificates. CMOs provide an in-vestor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes hav-ing an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Portfolio does not intend to purchase residual interests in REMICs.

Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that re-ceives 100% of the principal payments from a pool of mortgage loans. If the un-derlying mortgage loans experience different than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. The Advi-sor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are gener-ally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

The directly placed mortgages in which the Portfolio invests may include resi-dential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Portfolio will be subject to the risks gen-erally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavor-able changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected in-creases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Advisor. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and si-multaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive princi-pal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward pur-chase. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls de-pend upon the Advisor's ability to manage the risk of the mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed.

CORPORATE FIXED INCOME SECURITIES. The Portfolio may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price vola-tility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

The Portfolio may purchase privately issued corporate fixed income securities pursuant to Rule 144A of the Securities Act of 1933 ("Rule 144A") or pursuant to a directly negotiated agreement between the investors, including the Portfo-lio, and the corporate issuer. At times, the Portfolio may be the only investor in a privately issued fixed income security, or one of only a few institutional investors. In this circumstance, there may be restrictions on the Portfolio's ability to resell the privately issued fixed income security that result from contractual limitations in the offering agreement and a limited trading market. The Advisor will monitor the liquidity of privately issued fixed income securi-ties in accordance with guidelines established by the Advisor and monitored by the Trustees. See Restricted and Illiquid Securities.

ASSET-BACKED SECURITIES. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such as-set pools are securitized through the use of special purpose trusts or corpora-tions. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure. Like mort-gage-backed securities, asset-backed securities are subject to more rapid pre-payment of principal than indicated by their stated maturity which may greatly increase price and yield volatility.

INVESTING IN FOREIGN SECURITIES. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. In addition to changes affecting securities markets generally, these investments may be affected by changes in currency exchange rates, changes in foreign or U.S.

laws or restrictions applicable to these investments and in exchange control regulations (e.g., currency blockage). Transaction costs for foreign securities may be higher than those for similar transactions in the United States. In ad-dition, clearance and settlement procedures may be different in foreign coun-tries and, in certain markets, these procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States. Foreign securities markets may have substantially less volume than U.S. securi-ties markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, there is a possibility of nationalization, expropriation or confiscatory taxation, imposi-tion of withholding taxes on interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic develop-ments which could affect investments in certain foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be vola-tile. Accordingly, changes in the value of the currencies in which the Portfo-lio's investments are denominated relative to the U.S. dollar will affect the Portfolio's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other curren-cies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

The Portfolio may invest any portion of its assets in securities denominated in a particular currency. The portion of the Portfolio's assets invested in secu-rities denominated in non-U.S. currencies will vary depending on market condi-tions. The Portfolio may enter into forward foreign currency exchange contracts in order to manage its foreign currency exposure.

INVESTING IN EMERGING MARKETS. Investing in the securities of emerging market issuers involves considerations and potential risks not typically associated with investing in the securities of issuers in the United States and other de-veloped countries.

Market Characteristics. The fixed income securities markets of emerging coun-tries generally have substantially less volume than the markets for similar se-curities in the United States and may not be able to absorb, without price dis-ruptions, a significant increase in trading volume or trade size. Additionally, market making activities may be less extensive in such markets, which may con-tribute to increased volatility and reduced liquidity in those markets. The less liquid the market, the more difficult it may be for the Portfolio to accu-rately price its portfolio securities or to dispose of such securities at the times determined to be appropriate. The risks associated with reduced liquidity may be particularly acute to the extent that the Fund needs cash to meet re-demption requests, to pay dividends and other distributions or to pay expenses.

Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of ex-isting law.

Economic, Political and Social Factors. Emerging markets may be subject to a greater degree of economic, political and social instability that could signif-icantly disrupt the principal financial markets than are markets in the United States and in other developed countries. Such instability may result from among other things: (i) authoritarian governments or military involvement in politi-cal and economic decision making, including changes or attempted changes in government through extraconstitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) in-ternal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Many emerging markets have experienced in the past, and continue to experience, high rates of infla-tion. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the eco-nomic conditions of their trading partners. In addition, the economies of some emerging markets are vulnerable to weakness in world prices for their commodity exports. The economies of emerging markets may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of infla-tion, capital reinvestment, resources, self-sufficiency and balance of payments position.

Restrictions on Investment and Repatriation. Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repa-triation of investment income and capital from certain emerging markets is sub-ject to certain governmental consents. Even where there is no outright restric-tion on repatriation of capital, the mechanics of repatriation may affect the operation of the Portfolio.

SOVEREIGN FIXED INCOME SECURITIES. The Portfolio may invest in fixed income se-curities issued or guaranteed by a foreign sovereign government or its agen-cies, authorities or political subdivisions. Investment in sovereign fixed in-come securities involves special risks not present in corporate fixed income securities. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Portfolio's net asset value, may be more vol-atile than prices of U.S. debt obligations. In the past, certain foreign coun-tries have encountered difficulties in servicing their debt obligations, with-held payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situ-ation, the extent of its foreign currency reserves, the availability of suffi-cient foreign exchange, the relative size of the debt service burden, the sov-ereign debtor's policy toward international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic per-formance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

BRADY BONDS. Brady bonds are securities created through the exchange of exist-ing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or princi-pal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. The Portfolio may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking in-stitutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Develop-ment Bank. Each supranational entity's lending activities are limited to a per-centage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

CONVERTIBLE SECURITIES. Convertible securities in which the Portfolio may in-vest consist of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by the Portfolio will entitle the Port-folio to exchange such instruments for common stock of the issuer at a prede-termined rate. Convertible securities are subject both to the credit and inter-est rate risks associated with debt obligations and to the stock market risk associated with equity securities.

ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. Zero coupon securi-ties are securities that are sold at a discount to par value and on which in-terest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Portfolio accrues income with respect to zero cou-pon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and de-ferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting shares of the acquired investment company. Investments in the securities of other investment companies may in-volve duplication of advisory fees and other expenses.

MONEY MARKET INSTRUMENTS. Under normal market conditions, the Portfolio will purchase money market instruments to invest temporary cash balances or to main-tain liquidity to meet redemptions. However, the Portfolio may also invest in money market instruments without limitation as a temporary defensive measure taken in the Advisor's judgment during, or in anticipation of, adverse market conditions. These money market instruments include obligations issued or guar-anteed by the U.S. Government or any of its agencies or instrumentalities, any foreign government or any of its political subdivisions, commercial paper, bank obligations, repurchase agreements and other fixed income securities of U.S. and foreign issuers. If a repurchase agreement counterparty defaults on its ob-ligations, the Portfolio may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral to recover its investment.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may acquire securities that have restrictions on their resale (restricted securities) or securities for which there is a limited trading market which the Advisor may determine are il-liquid. However, the Portfolio may not purchase an illiquid security if, as a result, more than 15% of the Portfolio's net assets would be invested in illiq-uid investments. The price the Portfolio pays for illiquid securities or re-ceives upon resale may be lower than the price paid or received for similar se-curities with a more liquid market. In addition, illiquid securities may be more difficult to value due to the unavailability of reliable broker quotes for these securities. The Portfolio may experience delays in disposing of illiquid securities and this may have an adverse effect on the ability of the Fund to meet redemptions in an orderly manner. The Portfolio may purchase restricted securities that are eligible for resale to qualified institutional buyers pur-suant to Rule 144A. Restricted securities eligible for resale under Rule 144A may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advi-sor's implementation of these guidelines on a periodic basis.

WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. The Portfolio may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase derivative securities to enhance return and enter into derivative contracts to hedge against fluctua-tions in securities prices or currency exchange rates, to change the duration of the Portfolio's fixed income holdings or as a substitute for the purchase or sale of securities or currency. The Portfolio's investments in derivative securities may include structured securities.

All of the Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to unanticipated adverse changes in interest rates, securities prices or currency exchange rates. The loss on derivative contracts (other than purchased options) may substantially exceed the Portfo-lio's initial investment in these contracts. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio.

Structured Securities. The Portfolio may invest in structured securities, in-cluding currency linked securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change posi-tively or inversely in relation to one or more interest rates, financial indi-ces, currency rates or other financial indicators (reference prices). A struc-tured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multi-ple of the change in the reference price. Thus, structured securities may de-cline in value due to adverse market changes in currency exchange rates and other reference prices.

Derivative Contracts. The Portfolio may purchase and sell a variety of deriva-tive contracts, including futures contracts on securities, indices or curren-cy; options on futures contracts; options on securities, indices or currency; forward contracts to purchase or sell securities or currency; and interest rate and currency swaps. The Portfolio incurs liability to a counterparty in connection with transactions in futures contracts, forward contracts and swaps and in selling options. The Portfolio pays a premium for purchased options. In addition, the Portfolio incurs transaction costs in opening and closing posi-tions in derivative contracts.

RISKS ASSOCIATED WITH DERIVATIVE SECURITIES AND CONTRACTS. The risks associ-ated with the Portfolio's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

Market Risk. Investments in structured securities are subject to the market risks described above. Entering into a derivative contract involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial invest-ment made or the premium received by the Portfolio.

Leverage and Volatility Risk. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage en-hances the price volatility of derivative instruments held by the Portfolio. If the Portfolio enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting port-folio securities or cover written options which may partially offset the lev-erage inherent in these transactions.

Correlation Risk. The Portfolio's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative con-tract and the Portfolio's assets.

Credit Risk. Derivative securities and over-the-counter derivative contracts involve a risk that the issuer or counterparty will fail to perform its con-tractual obligations.

Liquidity and Valuation Risk. Some derivative securities are not readily mar-ketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Portfolio's ability to terminate over-the-counter derivative contracts may depend on the coopera-tion of the counterparties to such contracts. For thinly traded derivative se-curities and contracts, the only source of price quotations may be the selling dealer or counterparty. Segregation of a large percentage of assets could im-pede portfolio management or the ability to meet redemption requests.

PORTFOLIO SECURITIES LOANS. The Portfolio may lend portfolio securities with a value up to one-third of its total assets. Each loan must be fully collateral-ized by cash or other eligible assets. The Portfolio may pay reasonable fees in connection with securities loans. The Advisor will evaluate the creditwor-thiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers.

BORROWING AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may (1) borrow money from banks solely for temporary or emergency (but not for leverage) pur-poses and (2) enter into reverse repurchase agreements for any purpose. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of the Portfolio's total assets less liabilities (other than borrowings). For the purposes of the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

SHORT-TERM TRADING. The Portfolio will sell a portfolio security without re-gard to the length of time such security has been held if, in the Advisor's view, the security meets the criteria for sale. The annual portfolio turnover rate of the Portfolio is generally not expected to exceed 300%. A high portfo-lio turnover rate involves higher transaction costs to the Portfolio in the form of dealer spreads. This policy is subject to certain requirements for qualification of the Fund as a regulated investment company under the Code.

INVESTMENT POLICIES AND RESTRICTIONS. Except as otherwise stated in this Pro-spectus or the Statement of Additional Information, the Fund's and the Portfo-lio's investment objective, policies and restrictions are not fundamental and may be changed without shareholder approval. The Portfolio is diversified and therefore may not, with respect to 75% of its total assets (i) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities, or (2) acquire more than 10% of the outstanding voting securities of any one issuer. The Portfolio will not concentrate (in-vest 25% or more of its total assets) in the securities of issuers in any one industry. For purposes of this limitation, the staff of the Securities and Ex-change Commission (the "SEC") considers (a) all supranational organizations as a group to be a single industry and (b) each foreign government and its polit-ical subdivisions to be a single industry.

MANAGEMENT OF THE FUND AND PORTFOLIO

TRUSTEES. The Trustees of the Trust and the Portfolio decide upon matters of general policy and review the actions of Morgan and other service providers. The Trustees of the Trust and the Portfolio are identified below. A majority of the non-interested Trustees have adopted written procedures to deal with any potential conflicts of interest that may arise because the same persons are Trustees of both the Trust and the Portfolio.

Frederick S. Addy....................................... Former Executive Vice President and Chief
                                                         Financial Officer, Amoco Corporation
William G. Burns........................................ Former Vice Chairman of the Board and Chief
                                                         Financial Officer, NYNEX Corporation
Arthur C. Eschenlauer................................... Former Senior Vice President, Morgan Guaranty
                                                         Trust Company of New York
Matthew Healey.......................................... Chairman and Chief Executive Officer of the
                                                         Trust and the Portfolio; Chairman, Pierpont
                                                         Group, Inc.
Michael P. Mallardi..................................... Former Senior Vice President, Capital Cities/
                                                         ABC, Inc. and President, Broadcast Group

ADVISOR. The Fund has not retained the services of an investment advisor be-cause the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of Morgan as investment advisor. Morgan provides investment advice and portfo-lio management services to the Portfolio. Subject to the supervision of the Trustees, Morgan makes the Portfolio's day-to-day investment decisions, ar-ranges for the execution of portfolio transactions and generally manages the Portfolio's investments.

Morgan, with principal offices at 60 Wall Street, New York, New York 10260, is a New York trust company that conducts a general banking and trust business. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of Delaware. Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients with combined assets under management of $208 bil-lion.

Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. The following persons have been primarily responsible for the day-to-day management and implementation of Morgan's investment process for the Portfolio since its inception (business experience for the past five years is indicated parenthetically): Gerard W. Lillis, Managing Director (employed by Morgan since prior to 1992) and Mark E. Smith, Vice President (employed by Mor-gan since prior to 1992).

As compensation for the services rendered and related expenses borne by Morgan under its investment advisory agreement with the Portfolio, the Portfolio has agreed to pay Morgan a fee which is computed daily and may be paid monthly at the annual rate of 0.45% of the Portfolio's average daily net assets. INVEST-MENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK.

CO-ADMINISTRATOR. Pursuant to Co-Administration Agreements with the Trust and the Portfolio, Funds Distributor, Inc. ("FDI") serves as the Co-Administrator for the Fund and the Portfolio. FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund and the Portfolio; (ii) provides officers for the Trust and the Port-folio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales litera-ture; (v) files Portfolio regulatory documents and mails Portfolio communica-tions to Trustees and investors; and (vi) maintains related books and records.

For its services under the Co-Administration Agreements, each of the Fund and the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Portfolio and certain other investment companies subject to similar agreements with FDI.

ADMINISTRATIVE SERVICES AGENT. Pursuant to Administrative Services Agreements with the Trust and the Portfolio, Morgan provides administrative and related services to the Fund and the Portfolio, including services related to tax com-pliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustees matters.

Under the Administrative Services Agreements, each of the Fund and the Portfo-lio has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio, the other portfolios in which series of the Trust or The JPM Pierpont Funds invest and JPM Series Trust and in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggre-gate average daily net assets and 0.04% of such aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

DISTRIBUTOR. FDI, a registered broker-dealer, also serves as the Distributor of shares of the Fund. FDI is a wholly owned indirect subsidiary of Boston In-stitutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

FUND SERVICES AGREEMENTS. Pursuant to Fund Services Agreements with the Trust and the Portfolio, Pierpont Group, Inc. ("PGI"), 461 Fifth Avenue, New York, New York 10017, assists the Trustees in exercising their overall supervisory responsibilities for the affairs of the Trust and the Portfolio. PGI provides these services for a fee approximating its reasonable cost for providing these services to the Trust, Portfolio and certain other registered investment com-panies with similar agreements with PGI.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the cus-todian, fund accounting and transfer agent for the Fund and the Portfolio and as the Fund's dividend disbursing agent. State Street keeps the books of ac-count for the Fund and the Portfolio.

EXPENSES. In addition to the fees payable to the service providers identified above, the Fund and the Portfolio are responsible for usual and customary ex-penses associated with their respective operations. These include, among other things, organization expenses, legal fees, audit and accounting expenses, in-surance costs, the compensation and expenses of the Trustees, interest, taxes and extraordinary expenses (such as for litigation). For the Fund, such ex-penses also include printing and mailing reports, notices and proxy statements to shareholders and registration and filing fees under federal and state secu-rities laws, respectively. For the Portfolio, such expenses also include bro-kerage expenses and registration fees under foreign securities laws.

Morgan has agreed that it will, at least through November 30, 1997, maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 0.65% of the Fund's average daily net as-sets. This expense limitation does not cover extraordinary expenses during the period.

SHAREHOLDER INQUIRIES AND SERVICES

Shareholders may call J.P. Morgan Funds Services at (800) 766-7722 for infor-mation about the Fund and assistance with shareholder transactions.

SHAREHOLDER SERVICING. Under a shareholder servicing agreement with the Trust, Morgan, acting directly or through an agent (designated as an Eligible Insti-tution), provides account administration and personal and account maintenance services to Fund shareholders. These services include assisting in the mainte-nance of accurate account records; processing orders to purchase and redeem shares of the Fund; and responding to shareholder inquiries. The Fund has agreed to pay Morgan a fee for these services at an annual rate of 0.10% of the average daily net assets of the Fund.

Shares may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affil-iates for services provided to their clients that invest in the Fund. See Eli-gible Institutions. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

The business days of the Fund and the Portfolio are the days the New York Stock Exchange is open.

PURCHASE OF SHARES

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Mor-gan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Fund's Distributor. Investors must be customers of Morgan or an Eligible Institution. Investors may also be employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to de-termine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that it will accept.

MINIMUM INVESTMENT REQUIREMENTS. The minimum initial investment in the Fund is $1,000,000. The minimum subsequent investment is $25,000. These minimum ini-tial investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Fund, other JPM Institutional Funds or with the Advisor, who make in-vestments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Fund.

PURCHASE PRICE AND SETTLEMENT. The Fund's shares are sold on a continuous ba-sis without a sales charge at the net asset value next determined after re-ceipt of an order. Prospective investors may purchase shares with the assis-tance of an Eligible Institution that may establish its own terms, conditions and charges.

To purchase Fund shares, investors should request their Morgan representative (or a representative of their Eligible Institution) to assist them in placing a purchase order with the Fund's Distributor and to transfer immediately available funds to the Fund's Distributor on the next business day. Any share-holder may also call J.P. Morgan Funds Services at (800) 766-7722 for assis-tance in placing an order for shares. If the Fund or its agent receives a pur-chase order prior to 4:00 P.M. New York time on any business day, the purchase of Fund shares is effective and is made at the net asset value determined that day, and the purchaser becomes a holder of record on the next business day upon the Fund's receipt of payment in immediately available funds. If the Fund or its agent receives a purchase order after 4:00 P.M. New York time, the pur-chase is effective and is made at the net asset value determined on the next business day. The settlement date is generally the business day after the pur-chase is effective. The purchaser will begin to receive the daily dividends on the settlement date. See Dividends and Distributions.

ELIGIBLE INSTITUTIONS. The services provided by Eligible Institutions may in-clude establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting cli-
ents in changing dividend options, account designations and address     -
es, providing periodic statements showing the client's account balance and in-tegrating these statements with those of other transactions and balances in the client's other accounts serviced by the Eligible Institution, transmitting proxy statements, periodic reports, updated prospectuses and other communica-tions to shareholders and, with respect to meetings of shareholders, collect-ing, tabulating and forwarding executed proxies and obtaining such other infor-mation and performing such other services as Morgan or the Eligible Institu-tion's clients may reasonably request and agree upon with the Eligible Institu-tion.

Although there is no sales charge levied directly by the Fund, Eligible Insti-tutions may establish their own terms and conditions for providing their serv-ices and may charge investors a transaction-based or other fee for their serv-ices. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

REDEMPTION OF SHARES

METHOD OF REDEMPTION. To redeem Fund shares, an investor may instruct Morgan or his or her Eligible Institution, as appropriate, to submit a redemption request to the Fund or may telephone J.P. Morgan Funds Services directly at (800) 766-7722 and give the Shareholder Service Representative a preassigned shareholder Personal Identification Number and the amount of the redemption. The Fund exe-cutes effective redemption requests at the next determined net asset value per share ("NAV"). See Net Asset Value.

A redemption request received by the Fund or its agent prior to 4:00 P.M. New York time is effective on that day. A redemption request received after that time becomes effective on the next business day. Proceeds of an effective re-demption are deposited on the settlement date in immediately available funds to the shareholder's account at Morgan or at his Eligible Institution or, in the case of certain Morgan customers, are mailed by check or wire transferred in accordance with the customer's instructions. The redeemer will continue to re-ceive dividends on these shares through the day before the settlement date. The settlement date is generally the next business day after a redemption is effec-tive and, subject to Other Redemption Processing Information below in any event is within seven days. See Dividends and Distributions.

OTHER REDEMPTION PROCESSING INFORMATION. Redemption requests may not be proc-essed if the redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be trans-mitted until the check has cleared, which may take up to 15 days. The Fund re-serves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC.

MANDATORY REDEMPTION. If a redemption of shares reduces the value of a share-holder's account balance below the required initial minimum investment, the Fund may redeem the remaining shares in the account 60 days after providing written notice to the shareholder of the mandatory redemption. An account will not be subject to mandatory redemption if the shareholder purchases sufficient shares during the 60-day period to increase the account balance to the required minimum investment amount.

EXCHANGE OF SHARES

Shares of the Fund may be exchanged for shares of any of The JPM Pierpont Funds, The JPM Institutional Funds or JPM Series Trust at net asset value with-out a sales charge. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. After the exchange, shareholders must meet the minimum investment requirements for the fund in which they are then investing. An exchange is a redemption of shares from one fund and a purchase of shares in another and is therefore a taxable transaction that may have tax consequences. The Fund reserves the right to discontinue, alter or limit the exchange privilege at any time. Exchanges are available only in states where an exchange may legally be made.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income. The net investment income of the Fund is declared as a dividend daily immedi-ately prior to the determination of the net asset value of the Fund on that day and paid monthly. If an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. The net investment income for the Fund for dividend purposes consists of its pro rata share of the net income of the Portfolio less the Fund's expenses. Expenses of the Fund and the Portfolio, including the fees payable to Morgan, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order through the day before the settlement date of a redemption order.

Substantially all the realized net capital gains, if any, of the Fund are de-clared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Dividends and distributions will be payable to shareholders of record on the record date. The Fund's dividends and distributions are paid in additional Fund shares unless the shareholder elects to have them paid in cash. The tax treatment of dividends and distribu-tions is the same whether they are paid in shares or cash. Cash dividends and distributions are either (1) credited to the shareholder's account at Morgan or the shareholder's Eligible Institution or (2) in the case of certain Morgan clients, paid by a check mailed in accordance with the client's instructions.

NET ASSET VALUE

The Fund computes its NAV at 4:15 p.m. New York time on each business day. The NAV is determined by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities and dividing the remainder by the number of outstand-ing shares.

TAXES

The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain re-quirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment com-pany, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to share-holders in accordance with certain timing requirements of the Code.

Dividends paid by the Fund from net investment income, certain foreign currency gains, and the excess of net short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by the Fund from the excess of net long-term capital gain over net short-term capital loss and designated as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. The Fund's dividends and distributions will gen-erally not qualify for the corporate dividends-received deduction under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the Fund.

 The Portfolio anticipates that it may be required to pay foreign taxes on its income from certain foreign investments, which will reduce its return from those investments. The Fund may elect to pass through qualifying foreign taxes to its shareholders. If this election is made, shareholders will then include their share of such taxes in income (in addition to actual dividends and dis-tributions) and may be entitled, subject to applicable limitations, to a corre-sponding federal income tax credit or deduction. The Fund will provide appro-priate information to shareholders if this election is made.

Investors should consider the adverse tax implications of buying shares before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss and may be subject to special tax rules if the redeemed shares were held less than six months or if a rein-vestment occurs. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions if they fail to furnish their correct taxpayer identification number and cer-tain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state, local or other taxes on Fund distributions, redemptions or exchanges of shares of the Fund, or the value of their Fund investment. Shareholders are urged to consult their own tax advisors concerning specific questions about federal, state, lo-cal or other taxes.

ORGANIZATION

The Trust was organized on November 4, 1992 as a Massachusetts business trust. The Trust currently has 24 series of shares, including the Fund, that are of-fered to the public.

Shareholders of the Fund are entitled to one full or fractional vote for each share of the Fund. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the 1940 Act. The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist share-holders in communicating with each other.

ADDITIONAL INFORMATION

THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Index is a widely recognized measure of the aggregate U.S. bond market and represents an unmanaged portfo-lio of fixed income securities. The Index represents approximately 4,000 in-vestment grade corporate, government, and mortgage-backed securities weighted by the market value of each security.

SHAREHOLDER REPORTS AND CONFIRMATIONS. The Fund sends to its shareholders an-nual and semiannual reports. The financial statements appearing in annual re-ports are audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption transaction and monthly state-ments reflecting all account activity.

TELEPHONE TRANSACTIONS. All shareholders are entitled to initiate redemptions and other transactions by telephone. However, a transaction authorized by tel-ephone and reasonably believed by the Fund, Morgan, an Eligible Institution or the Distributor to be genuine may result in a loss to the investor if the transaction is not in fact genuine. The Fund will employ reasonable procedures to confirm that investor instructions communicated by telephone are genuine. These include requiring investors to give their personal identification num-bers and tape recording telephone instructions. If these procedures are not followed, the Fund, Morgan, the investor's Eligible Institution or the Dis-tributor may be liable for any losses resulting from unauthorized or fraudu-lent instructions.

PERFORMANCE ADVERTISING. The Fund may advertise historical performance infor-mation and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications.

The Fund may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the aver-age annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calcu-lation assumes a complete redemption of the investment at the end of the rele-vant period. The Fund may also advertise total return on a cumulative, aver-age, year-by-year or other basis for specified periods. The investment results of the Fund will fluctuate over time and should not be considered a represen-tation of the Fund's performance in the future.

The Fund may advertise its yield. Yield reflects the Fund's rate of income on portfolio investments as a percentage of its NAV. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on the Fund's shares may not equal the income paid on these shares or the income reported in the Fund's financial statements.

Performance information may be obtained by calling Morgan at (800) 766-7722.

                                     ---------------------------------------





No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such an offer in such jurisdiction.

PROS308-977

The
JPM Institutional
Global Strategic
Income Fund




PROSPECTUS

July 14, 1997

                           THE JPM INSTITUTIONAL FUNDS




                  THE JPM INSTITUTIONAL PRIME MONEY MARKET FUND
               THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
                 THE JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND
                   THE JPM INSTITUTIONAL SHORT TERM BOND FUND
                         THE JPM INSTITUTIONAL BOND FUND
                   THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
              THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
                  THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
               THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
                     THE JPM INSTITUTIONAL DIVERSIFIED FUND
                     THE JPM INSTITUTIONAL U.S. EQUITY FUND
                  THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
                  THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
                 THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
               THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
             THE JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND
                   THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND
                     THE JPM INSTITUTIONAL JAPAN EQUITY FUND
                     THE JPM INSTITUTIONAL ASIA GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION





                                  JULY 14, 1997










   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: THE JPM INSTITUTIONAL FUNDS (800) 221-7930.

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




                              Table of Contents


                                            PAGE


General  . . . . . . . . . . . . . . . . . . 1
Investment Objectives and Policies . . . . . 1
Investment Restrictions  . . . . . . . . . .42
Trustees and Officers  . . . . . . . . . . .64
Investment Advisor . . . . . . . . . . . . .71
Distributor  . . . . . . . . . . . . . . . .76
Co-Administrator . . . . . . . . . . . . . .77
Services Agent . . . . . . . . . . . . . . .81
Custodian and Transfer Agent . . . . . . . .84
Shareholder Servicing  . . . . . . . . . . .85
Independent Accountants  . . . . . . . . . .87
Expenses . . . . . . . . . . . . . . . . . .87
Purchase of Shares . . . . . . . . . . . . .88
Redemption of Shares . . . . . . . . . . . .88
Exchange of Shares . . . . . . . . . . . . .89
Dividends and Distributions  . . . . . . . .89
Net Asset Value  . . . . . . . . . . . . . .90
Performance Data . . . . . . . . . . . . . .92
Portfolio Transactions . . . . . . . . . . .97
Massachusetts Trust  . . . . . . . . . . . .100
Description of Shares  . . . . . . . . . . .101
Taxes  . . . . . . . . . . . . . . . . . . .105
Additional Information   . . . . . . . . . .110
Financial Statements . . . . . . . . . . . .111
Appendix A - Description of Securities
Ratings  . . . . . . . . . . . . . . . . . .A-1
Appendix B - Additional Information
Concerning New York Municipal Obligations. .B-1
Appendix C - Investing in Japan
and Asian Growth Markets. . . . . . . . . . C-1

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GENERAL

         This  Statement  of  Additional  Information  relates  only  to The JPM
Institutional  Prime Money  Market Fund,  The JPM  Institutional  Federal  Money
Market Fund, The JPM Institutional Tax Exempt Money Market Fund, The JPM Institutional Short Term Bond Fund, The JPM Institutional Bond Fund, The JPM Institutional Tax Exempt Bond Fund, The JPM Institutional International Bond Fund, The JPM Institutional Global Strategic Income Fund, The JPM Institutional Diversified Fund, The JPM Institutional New York Total Return Bond Fund, The JPM Institutional U.S. Equity Fund, The JPM Institutional Disciplined Equity Fund, The JPM Institutional U.S. Small Company Fund, The JPM Institutional International Equity Fund, The JPM Institutional Emerging Markets Equity Fund, The JPM Institutional International Opportunities Fund, The JPM Institutional European Equity Fund, The JPM Institutional Japan Equity Fund and The JPM Institutional Asia Growth Fund (collectively, the "Funds"). Each of the Funds is a series of shares of beneficial interest of The JPM Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each a "JPM Institutional Fund"). The other JPM Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds to enable investors to select the Funds which best suit their needs. The Funds operate through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

INVESTMENT OBJECTIVES AND POLICIES

         THE JPM INSTITUTIONAL PRIME MONEY MARKET FUND (the "Prime Money Market Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The Prime Money Market Fund's investment objective is to maximize current income and maintain a high level of liquidity. The Fund attempts to achieve this objective by investing all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Prime Money Market Fund.

         The Portfolio seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Portfolio's ability to achieve maximum current income is

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



affected by its high quality standards. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND (the "Tax Exempt Money Market Fund") is designed to be an economical and convenient means of making substantial investments in instruments that are exempt from federal income tax. The Tax Exempt Money Market Fund's investment objective is to provide a high level of current income that is exempt from federal income tax and maintain a high level of liquidity. See "Taxes." The Fund attempts to achieve this objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in the Prospectus and this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."

         THE JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND (the "Federal Money Market Fund") is designed to be an economical and convenient means of making substantial investments primarily in short term direct obligations of the U.S. Government. The Federal Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Fund attempts to accomplish this objective by investing all of its investable assets in The Federal Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Federal Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing primarily in U.S. Treasury securities and by investing in certain U.S. Treasury securities described in the Prospectus and in this Statement of Additional Information that have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL SHORT TERM BOND FUND (the "Short Term Bond Fund") is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund or other very low risk investment vehicles. The Fund is appropriate for investors who do not require the stable net asset value typical of a money market fund but who want less price fluctuation than is typical of a longer-term bond fund. The Short Term Bond Fund's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Short Term Bond Fund seeks to achieve this high total return to the extent consistent with

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                                                         2

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modest risk of capital and the  maintenance  of  liquidity.  The Short Term Bond
Fund attempts to achieve its investment objective by investing all of its investable assets in The Short Term Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Short Term Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         THE JPM INSTITUTIONAL BOND FUND (the "Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing in high grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS FOR THE U.S. FIXED INCOME PORTFOLIO

         Duration/yield curve management: Morgan's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors Morgan studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, Morgan forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the Portfolio's duration and maturity structure accordingly. Morgan typically limits the overall duration of the Portfolio to a range between one year shorter and one year longer than that of the Salomon Brothers Broad Investment Grade Bond Index, the benchmark index.

         Sector allocations: Sector allocations are driven by Morgan's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, Morgan utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. Morgan then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

      Security selection: Securities are selected by the portfolio manager, with substantial input from Morgan's fixed income analysts and traders. Using

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                                                         3
quantitative analysis as well as traditional valuation methods, Morgan's applied- research analysts aim to optimize security selection within the bounds of the Portfolio's investment objective. In addition, credit analysts -- supported by Morgan's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the Portfolio.

         THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND (the "Tax Exempt Bond Fund") is designed to be an economical and convenient means of making substantial investments in debt obligations that are exempt from federal income tax. The Tax Exempt Bond Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See "Taxes." The Fund attempts to achieve its investment objective by investing all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Tax Exempt Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax in the opinion of bond counsel for the issuer, but it may invest up to 20% of its total assets in taxable obligations. The Tax Exempt Bond Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short term tax exempt obligations, subject to certain quality restrictions. See "Quality and Diversification Requirements."

         THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND (the "New York Total Return Bond Fund") is designed to be an economical and convenient means of investing in a portfolio consisting primarily of debt obligations that are exempt from federal and New York State income taxes. The New York Total Return Bond Fund's investment objective is to provide a high after tax total return for New York residents consistent with moderate risk of capital. Total return will consist of income plus capital gains and losses. The Fund attempts to achieve its objective by investing all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in municipal securities issued by New York State and its political subdivisions and by agencies, authorities and instrumentalities of New York and its political subdivisions. These securities earn income exempt from federal and New York State and local income taxes but, in certain circumstances, may be subject to alternative minimum tax. In addition, the Portfolio may invest in municipal securities issued by states other than New York, by territories and possessions of the United States and by the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities earn income exempt from federal income taxes but, in certain circumstances, may be subject to alternative minimum tax. In order to seek to enhance the Portfolio's

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after tax return,  the Portfolio may also invest in securities which earn income subject to New York and/or federal income taxes. These securities include U.S. government securities, corporate securities and municipal securities issued on a taxable basis.

         THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND (the "International Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of international fixed income securities. The International Bond Fund's investment objective is to provide a high total return, consistent with moderate risk of capital, from a portfolio of international fixed income securities. The International Bond Fund attempts to achieve its objective by investing all of its investable assets in The Non-U.S. Fixed Income Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the International Bond Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in high grade, non-dollar-denominated corporate and government debt obligations of foreign issuers described in the Prospectus and this Statement of Additional Information.

         INVESTMENT PROCESS FOR THE NON-U.S. FIXED INCOME PORTFOLIO

         Duration management: The duration decision is central to Morgan's investment process and begins with an analysis of economic conditions and real yields in the countries that make up the Portfolio's universe. Based on this analysis, fixed income portfolio managers forecast three potential paths (optimistic, pessimistic, and most likely) that interest rates in each market could follow over the next three and twelve months. These forecasts are converted into return curves that enable Morgan to estimate the risk-return profile of different portfolio durations. In each market, duration is set at its "optimal" level-that is, at the level that Morgan believes will generate the highest excess return per unit of excess risk, as measured against the Salomon Brothers World Government Bond Index.

         Country allocation: Morgan allocates the Portfolio's assets primarily among the developed countries of the world outside the United States. Country allocations are determined through an optimization procedure that ranks markets according to the risks and returns inherent in their "optimal" durations. Country weightings also reflect liquidity and credit quality considerations. To help contain risk, Morgan typically limits the country-weighted duration of the Portfolio to a range between one year shorter and one year longer than that of the benchmark.

         Sector/security selection: Holdings primarily consist of government and government-guaranteed bonds, but also include publicly and privately traded corporates, debt obligations of banks and bank holding companies and of supranational organizations, and convertible securities. Sectors are over- or under-weighted when Morgan perceives significant valuation distortions in their yield spreads. Securities are selected by the portfolio manager, with substantial input from fixed income analysts and traders as well as from Morgan's extended network of equity analysts. Credit analysts monitor the quality of

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current and prospective  holdings and, in conjunction with the credit committee, recommend purchases and sales.

         THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND (the "Global Strategic Income Fund") is designed for the aggressive investor seeking to diversify an investment portfolio by investing in fixed-income securities of foreign and domestic issuers. The Global Strategic Income Fund's investment objective is high total return from a portfolio of fixed-income securities of foreign and domestic issuers. The Global Strategic Income Fund seeks to achieve its objective by investing all of its investable assets in the Global Strategic Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Global Strategic Income Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers;investment grade non-dollar denominated debt obligations of non-U.S. issuers; and obligations of emerging market issuers.

         THE JPM INSTITUTIONAL DIVERSIFIED FUND (the "Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Diversified Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Diversified Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Diversified Fund.

         INVESTMENT PROCESS FOR THE DIVERSIFIED PORTFOLIO


         The mix of equities and fixed income is based on the risk premium model and the anticipation of changing economic trends. The risk premium is the difference between Morgan's forecast of the long-term return on stocks (determined using Morgan's proprietary dividend discount model) and the current nominal yield on 30-year U.S. Treasury bonds. When the risk premium is high, more assets are allocated to stocks. When the risk premium is low, more assets are allocated to bonds. Within U.S. equities, the allocation between large cap and small cap stocks is based on the relative dividend discount rate spread between large and small cap. Within fixed income, the allocation among sectors is based on Morgan's analysis of their relative valuation. Morgan's asset allocation decisions for the Portfolio are implemented using the investment processes described herein for the Bond, Disciplined Equity, U.S. Small Company and International Equity Funds.


         With respect to the U.S. Small Company portion of The Diversified Portfolio, the investment process described herein for the U.S. Small Company Fund is applicable except that The Diversified Portfolio is managed to hold sector weightings close to those of the Russell 2000 Index.


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         THE JPM  INSTITUTIONAL  U.S.  EQUITY FUND (the "U.S.  Equity  Fund") is
designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Equity Fund.

         In normal circumstances, at least 65% of the Portfolio's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certifications, limited partnership interests and equity participations (collectively, "Equity Securities"). The Portfolio's primary equity investments are the common stock of large and medium sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

         INVESTMENT PROCESS FOR THE U.S. EQUITY PORTFOLIO

         Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 700 predominantly large- and medium-sized U.S. companies -- 500 of which form the universe for the Portfolio's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the most attractive companies among those they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by a dividend discount model, which calculates those expected returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first- quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's risk

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                                                         7

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control strategy.  A dedicated trading desk handles all transactions for the
Portfolio.

         THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND (the "Disciplined Equity Fund") is designed for investors seeking enhanced total return relative to that of large and medium sized companies, typically represented by the S&P 500 Index. The Disciplined Equity Fund's investment objective is to provide high total return from a broadly diversified portfolio of equity securities. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Disciplined Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Disciplined Equity Fund.

         The Portfolio invests primarily in a diversified portfolio of common stocks and other equity securities. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities.

         INVESTMENT PROCESS FOR THE DISCIPLINED EQUITY PORTFOLIO

         Fundamental research: Morgan's 20 domestic equity analysts, each an industry specialist with an average of 13 years of experience, follow 600 medium and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the most attractive companies among those researched.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the intermediate-term earnings by comparing a company's current stock price with the "fair value" price forecasted by the estimated intermediate-term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. The stocks selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that a perceived misvaluation will be corrected within a reasonable time frame, and the manager's estimate of the magnitude of the risks versus the potential rewards. A stock that falls into the fourth and fifth quintiles generally becomes a candidate for sale, either because its price has risen or its fundamentals have deteriorated. The Portfolio's sector weightings are matched to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Morgan also controls the Portfolio's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing 250-300 stocks.

         THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND (the "U.S. Small Company Fund") is designed for investors who are willing to assume the somewhat higher

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



risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Company Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of small companies. The Fund attempts to achieve its investment objective by investing all of its investable assets in The U.S. Small Company Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the U.S. Small Company Fund.

         The Portfolio attempts to achieve its investment objective by investing primarily in the common stock of small U.S. companies included in the Russell 2500 Index, which is composed of 2,500 common stocks of U.S. companies with market capitalizations ranging between $100 million and $1.5 billion.

         INVESTMENT PROCESS FOR THE U.S. SMALL COMPANY PORTFOLIO

         Fundamental research: Morgan's 20 domestic equity analysts -- each an industry specialist with an average of 13 years of experience -- continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that generally contains a total of 300-350 names. Because Morgan's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns by Morgan's dividend discount model, which calculates those returns by comparing a company's current stock price with the "fair value" price forecasted by its estimated long-term earnings power. Within each industry, companies are ranked by their expected returns and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misevaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2500 Index, the Portfolio's benchmark, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks, and -- together with diversification -- represents an important element of Morgan's investment strategy.


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         THE JPM  INSTITUTIONAL  INTERNATIONAL  EQUITY FUND (the  "International
Equity Fund") is designed for investors with a long term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non- U.S. securities that seeks to outperform the Morgan Stanley Capital International ("MSCI") Europe, Australia and Far East Index (the "EAFE Index"). The International Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of foreign corporations. The Fund attempts to achieve its investment objective by investing all of its investable assets in The International Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of foreign corporations. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE INTERNATIONAL EQUITY PORTFOLIO

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. Morgan places limits on the total size of the Portfolio's country over- and under-weightings relative to the EAFE Index.

         Stock selection: Morgan's 44 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the stocks deemed most undervalued, and to keep sector weightings close to those of the EAFE Index, the Fund's benchmark. Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.


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         Currency management:  Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

         THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in emerging markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Emerging Markets Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE EMERGING MARKETS EQUITY PORTFOLIO

         Country allocation: Morgan's country allocation decision begins with a forecast of the expected return of each market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Fund's benchmark, the MSCI Emerging Markets Free Index, while those that rank poorly are underweighted. To help contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 12 emerging market equity analysts -- each an industry specialist -- monitor a universe of approximately 900 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's holdings in the stocks deemed most undervalued, and

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                                                        11
to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of Morgan's rankings.

         THE JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND (the "International Opportunities Fund") is designed for long-term investors who want to invest in an actively managed portfolio of common stocks and other equity securities of non-U.S. companies, including companies located in emerging markets. The International Opportunities Fund's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations in developed and to a lesser extent developing markets. The Fund attempts to achieve its investment objective by investing all of its investable assets in The International Opportunities Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the International Opportunities Fund.

         The Portfolio invests primarily in common stocks and other equity securities of non-U.S. issuers in developed and developing countries. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE INTERNATIONAL OPPORTUNITIES PORTFOLIO

         Country allocation (developed countries): Morgan's country allocation decision for securities issued in developed countries begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the developed countries in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are emphasized (deemphasized) to reflect the above-average (below-average) attractiveness of their stock markets. In determining these weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast.

         Country allocation (emerging countries): Morgan's country allocation decision for emerging markets securities begins with a forecast of the expected return of each emerging market in the Portfolio's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. Morgan then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted, while those that rank poorly are underweighted.


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         Stock  selection:  Morgan's 44  international  equity  analysts  and 12 emerging market equity analysts, each an industry and country specialist, forecast normalized earnings, dividend payouts and cash flows for roughly 1,000 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the Portfolio's purchases in the stocks deemed most undervalued. Stocks generally become a candidate for sale when they fall into the bottom half of Morgan's rankings. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Morgan actively manages the currency exposure of the Portfolio's investments in developed countries, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the Fund's return. Morgan's currency decisions are supported by a proprietary tactical mode which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, Morgan's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

         THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND (the "European Equity Fund") is designed for investors who want an actively managed portfolio of European Equity Securities that seeks to outperform the Morgan Stanley Capital International Europe Index which is comprised of more than 500 companies in fourteen European countries. The European Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of European companies. The European Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The European Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the European Equity Fund.

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of European companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of European countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE EUROPEAN EQUITY PORTFOLIO

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from

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its  historical  norm, and then ranks  countries  according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparison to the Morgan Stanley Capital International Europe Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's 15 European equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 600 companies, taking a long-term perspective rather than the short time frame common to consensus estimates. The analysts' forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top third of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the bottom third of the rankings -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale.

         THE JPM INSTITUTIONAL JAPAN EQUITY FUND (the "Japan Equity Fund") is designed for investors who want an actively managed portfolio of Japanese Equity Securities that seeks to outperform the Tokyo Stock Price Index ("TOPIX"), a composite market-capitalization weighted-index of all common stocks listed on the First Section of the Tokyo Stock Exchange. The Japan Equity Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of Japanese companies. The Japan Equity Fund attempts to achieve its investment objective by investing all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Japan Equity Fund. For additional information, see "Appendix C - Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of Japanese companies. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing in Japan render investments there inadvisable.

         INVESTMENT PROCESS FOR THE JAPAN EQUITY PORTFOLIO

         Systematic valuation: Morgan's ten Japanese equity analysts in Tokyo -- each an industry specialist -- follow a total of over 300 Japanese companies. The most attractive names in that universe are identified by a multifactor model which screens for low price/earnings ratios, high earnings growth rates and high sales/price ratios. Within each sector, this subset of the universe is ranked by these three measures and broken into quintiles; the companies in the top quintile are considered the most attractive ones from both a growth and valuation viewpoint. To provide an additional check on the valuation of selected

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companies,  the analysts  prepare  normalized,  long-term  earnings and dividend forecasts which are converted into comparable expected returns by a dividend discount model.

         Warrant/convertible strategy: Once a company has been identified as a buy candidate, the portfolio manager analyzes the yields on the company's available equity vehicles -- stocks, warrants and convertibles -- to determine which appears the most attractive means of purchase. In an effort to enhance potential returns, the Portfolio also trades among these vehicles -- a strategy that seeks to capitalize on the inefficiencies that pervade the Japanese equity market. If the Portfolio invests in a warrant, it will set aside cash in an amount approximately equal to the difference in the price of the warrant and the market value of the underlying common stock. The cash is invested in money market instruments.

         Disciplined portfolio construction: The Portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings; the specific companies selected reflect the portfolio manager's judgment concerning the liquidity of an issue, the soundness of the underlying forecasts, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager strives to hold sector weightings close to those of the benchmark in an effort to contain risk.

         THE JPM INSTITUTIONAL ASIA GROWTH FUND (the "Asia Growth Fund") is designed for long-term investors who want access to the rapidly growing Asian markets. The Advisor considers Asian growth markets to be Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Sri Lanka, Thailand, Taiwan, Hong Kong and Singapore. The Asia Growth Fund's investment objective is to provide a high total return from a portfolio of Equity Securities of companies in Asian growth markets. The Asia Growth Fund attempts to achieve its investment objective by investing all its investable assets in The Asia Growth Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Asia Growth Fund. For additional information, see "Appendix C -Investing in Japan and Asian Growth Markets."

         The Portfolio seeks to achieve its investment objective by investing primarily in the Equity Securities of companies in Asian growth markets. Under normal circumstances, the Portfolio expects to invest at least 65% of its total assets in such securities. The Portfolio does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of countries considered to be Asian growth markets render investments in such countries inadvisable.


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         INVESTMENT PROCESS FOR THE ASIA GROWTH PORTFOLIO

         Country allocation: Morgan's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks versus bonds. Using a proprietary approach, Morgan calculates this risk premium for each of the nations in the Portfolio's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of these deviations. Countries with high (low) rankings are overweighted (underweighted) to reflect the above-average (below average) attractiveness of their stock markets. In determining weightings, Morgan analyzes a variety of qualitative factors as well -- including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk-premium forecast. In an effort to contain risk, Morgan places limits on the total size of the Portfolio's country over- and under-weightings.

         Stock selection: Morgan's six Asian equity analysts focused on Asian markets -- each an industry and country specialist -- forecast normalized, long-term earnings and dividend payouts for approximately 250 companies in this region. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country, and are grouped into quintiles. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate purchases in the top 20% of the rankings, and to keep sector weightings close to those of the benchmark. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. Where available, warrants and convertibles are purchased when they appear to have the potential to add value over common stock.

         The following discussion supplements the information regarding the investment objective of each of the Funds and the policies to be employed to achieve this objective by their corresponding Portfolios as set forth above and in the Prospectus. The investment objective of each Fund and its corresponding Portfolio is identical. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio; similarly, references to a Portfolio also include the corresponding Fund that invests in the Portfolio unless the context requires otherwise.

MONEY MARKET INSTRUMENTS

         As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."


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         U.S. TREASURY SECURITIES.  Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds,except the Tax Exempt Money Market Fund, the Federal Money Market Fund, the Tax Exempt Bond Fund and the New York Total Return Bond Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or, in the case of the Short Term Bond, Bond, International Bond, Global Strategic Income, U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds, in another currency. See "Foreign Investments."

         BANK OBLIGATIONS. Each of the Funds, except the Federal Money Market Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets (the "Asset Limitation") and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may not invest in obligations of foreign branches of foreign banks and the Asset Limitation is not applicable to the International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity or Asia Growth Funds.

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See "Foreign  Investments."  The Funds will not invest in obligations  for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds, other than the Tax Exempt Money Market, Federal Money Market, Tax Exempt Bond and New York Total Return Bond Funds, may also invest in obligations of international banking institutions designated or
supported  by  national   governments   to  promote   economic   reconstruction,
development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         COMMERCIAL  PAPER.  Each of the Funds  (except the Federal Money Market
Fund) may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York acting as agent, for no additional fee, in its capacity as investment advisor to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Advisor or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Advisor. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         REPURCHASE AGREEMENTS. Each of the Funds, except the Federal Money Market Portfolio, unless otherwise noted in the Prospectus or below, may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short,

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from  overnight to one week,  and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Federal Money Market Fund will only enter into repurchase agreements involving U.S. Treasury securities or permitted agency securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         Each of the Funds (other than the Federal Money Market Fund) may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information. The Tax Exempt Money Market and Tax Exempt Bond Funds may not invest in foreign bonds or asset-backed securities.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         As discussed in the Prospectus, the Bond, Short Term Bond, New York Total Return Bond, International Bond, Global Strategic Income, Diversified and European Equity Funds may invest in bonds and other debt securities of domestic and (except for the New York Total Return Bond Fund) foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         MORTGAGE-BACKED SECURITIES. The Short Term Bond Fund, the Bond Fund and the Global Strategic Income Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with

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



traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

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         CMOs and REMIC Certificates are issued in multiple classes.  Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of each Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because a Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Portfolio will have fewer assets with which to purchase income producing securities.

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is

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limited and the market's ability to sustain  liquidity through all phases of the market cycle has not been tested.

TAX EXEMPT OBLIGATIONS

         As discussed in the Prospectus, the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds and, in certain circumstances, the Bond and Short Term Bond Funds, may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Funds appears in the Prospectus and below. See "Quality and Diversification Requirements."

         MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

        MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations:municipal notes, municipal commercial paper and municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.


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       Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which each Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by each Fund to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

         The Tax Exempt Money Market Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than thirteen months because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Tax Exempt Money Market Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement.
See "Foreign Investments."

         PUTS. The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for

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bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with each Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit each Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in each Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

         The Tax Exempt Money Market Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Tax Exempt Bond and New York Total Return Bond Funds value any municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Tax Exempt Bond and New York Total Return Bond Funds were to invest in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities would be valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC. Prior to investing in such securities, the Tax Exempt Bond and New York Total Return Bond Funds, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is each Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if

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



available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. In the case of the Tax Exempt Bond and New York Total Return Bond Funds, other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"), or will be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Funds are unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

         The Trust has been advised by counsel that the Funds will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Funds. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

EQUITY INVESTMENTS

         As discussed in the Prospectus, the Portfolios for the U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds and the equity portion of the Diversified Fund (collectively, the "Equity Portfolios") invest primarily in Equity Securities. The Equity Securities in which the Equity Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter (OTC) market as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "Quality and Diversification Requirements."

         EQUITY SECURITIES. The Equity Securities in which the Equity Portfolios may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other

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                                                        25
creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

COMMON STOCK WARRANTS

         The Portfolios for the U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

FOREIGN INVESTMENTS

         The International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds make substantial investments in foreign countries. The Prime Money Market, Bond, Short Term Bond, U.S. Equity, Disciplined Equity, U.S. Small Company and Diversified Funds may invest in certain foreign securities. The Short Term Bond Fund and the Bond Fund may invest up to 20% of total assets in fixed income securities of foreign issuers denominated in foreign currencies. The U.S. Equity Fund may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The U.S. Small Company Fund may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Bond, Short Term Bond, U.S. Equity, Disciplined Equity, U.S. Small Company and Diversified Funds do not expect to invest more than 25%, 25%, 5%, 5%, 5% and 30%, respectively, of their total assets at the time of purchase in securities of foreign issuers. All investments of the Prime Money Market Fund must be U.S. dollar-denominated. In the case of the Prime Money Market, Bond and Short Term Bond Funds, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence

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



ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Short Term Bond, Bond, International Bond, Global Strategic Income, U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure as described in the Prospectus.

         The Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities and Asia Growth Funds may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability to such Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and such Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         For a description of the risks associated with investing in foreign securities, see "Additional Investment Information and Risk Factors" in the Prospectus. To the extent that the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds invest in municipal bonds and notes backed by credit support arrangements with foreign financial institutions, the risks associated with investing in foreign securities may be relevant to these Funds.

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



         INVESTING IN JAPAN. Investing in Japanese securities may involve the risks associated with investing in foreign securities generally. In addition, because the Japan Equity, International Equity and International Opportunities Portfolios invest in equities of Japanese issuers, they will be subject to the general economic and political conditions in Japan. It is not expected that the Asia Growth Portfolio will invest in Japan (see "Investment Objective and Policies" in the Prospectus).

         Share prices of companies listed on Japanese stock exchanges and on the Japanese OTC market reached historical peaks (which were later referred to as the "bubble") as well as historically high trading volumes in 1989 and 1990. Since then, stock prices in both markets decreased significantly. There can be no assurance that additional market corrections will not occur.

         The common stocks of many Japanese companies continue to trade at high price earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

     Since the Japan Equity, International Equity and International Opportunities Portfolios invest in yen, changes in exchange rates between the U.S. dollar and the yen affect the U.S. dollar value of their respective assets. Although the Japanese economy has grown substantially over the past four decades, recently the rate of growth had slowed substantially. See "Foreign Currency Exchange Transactions."

         Japan's success in exporting its products has generated a sizeable trade surplus. Such trade surplus has caused tensions at times between Japan and some of its trading partners. In particular, Japan's trade relations with the United States have recently been the subject of discussion and negotiation between the two nations. The United States has imposed certain measures designed to address trade issues in specific industries. These measures and similar measures in the future may adversely affect the performance of the Japan Equity, International Equity and International Opportunities Portfolios.

         Japan's economy has typically exhibited low inflation and low interest rates. There can be no assurance that low inflation and low interest rates will continue, and it is likely that a reversal of such factors would adversely affect the Japanese economy. Moreover, the Japanese economy may differ, favorably or unfavorably, from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

         Japan has a parliamentary form of government. In 1993 a coalition government was formed which, for the first time since 1955, did not include the Liberal Democratic Party. Since mid-1993, there have been several changes in leadership in Japan. What, if any, effect the current political situation will have on prospective regulatory reforms of the economy in Japan cannot be predicted. Recent and future developments in Japan and neighboring Asian

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



countries may lead to changes in policy that might adversely affect these Portfolios.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Portfolios may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio (excluding the Disciplined Equity, International Opportunities and Global Strategic Income Portfolios) not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations. The Funds and the Portfolios have applied for exemptive relief from the SEC to permit the Portfolios to invest in affiliated investment companies. If the requested relief is granted, the Portfolios would then be permitted to

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invest in affiliated Funds, subject to certain conditions specified in the applicable order.

         REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios, except the Federal Money Market Portfolio, unless otherwise noted in the Prospectus or below, may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Portfolio for the Federal Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds' ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for each Portfolio's limitations on reverse repurchase agreements and bank borrowings.

         MORTGAGE DOLLAR ROLL TRANSACTIONS. The Portfolios for the Short Term Bond, Bond and Global Strategic Income Funds may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

         LOANS OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the

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Portfolios in the normal  settlement  time,  generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Portfolio will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Portfolio will make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Portfolios, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios for each of the Funds (except the Federal Money Market Fund) may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell.

         SYNTHETIC INSTRUMENTS. The Portfolios for the Tax Exempt Bond, Tax Exempt Money Market and New York Total Return Bond Funds may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond's tax exempt status, occur, then (i) the put will terminate,
(ii) the risk to a Fund will be that of holding a long-term bond, and (iii) in the case of the Tax Exempt Money Market Fund, the disposition of the bond may be required which could be at a loss.

         The Portfolio for the Prime Money Market Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates and/or notes evidencing interests in the trust. These securities are generally sold in private placements in reliance on Rule 144A.

         INTEREST RATE SWAPS (GLOBAL STRATEGIC INCOME PORTFOLIO). In connection with such transactions, the Portfolio will segregate cash or liquid securities to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. During the term of a swap, changes in the value of the swap are recognized as unrealized

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gains or losses by marking to market to  reflect  the market  value of the swap.
When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio is exposed to credit loss in the event of nonperformance by the other party to the swap.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         Each of the Funds, except the New York Total Return Bond, International Bond and Japan Equity Funds, intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Funds is subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws, or with respect to the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds, as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     Although the New York Total Return Bond, International Bond and Japan Equity Funds are not limited by the diversification requirements of the 1940 Act, these Funds (and the other Funds) will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

         With respect to the Tax Exempt Money Market and Tax Exempt Bond Funds, for purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. With respect to the New York Total Return Bond Fund, for purposes of diversification under the Code and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes also depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which a Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations

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issued or guaranteed by the U.S. Government.  Consequently, the Funds may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

         PRIME MONEY MARKET FUND. In order to attain the Prime Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Prime Money Market Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days (subject, however, to the investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         TAX EXEMPT MONEY MARKET FUND. In order to attain the Tax Exempt Money Market Fund's objective of maintaining a stable net asset value, the Portfolio for the Tax Exempt Money Market Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.


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         In  addition,  the Board of Trustees has adopted  procedures  which (i)
require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Portfolio, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

         The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

         FEDERAL MONEY MARKET FUND. In order to attain its objective of maintaining a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government securities with remaining maturities of thirteen months or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         SHORT TERM BOND, BOND, INTERNATIONAL BOND AND DIVERSIFIED FUNDS. The Short Term Bond, Bond and International Bond Funds and the fixed income portion of the Diversified Fund invest in a diversified portfolio of securities with the quality ratings described in the Prospectus. These securities are considered "high grade," "investment grade" and "below investment grade" as described in Appendix A. In addition, at the time, in the case of the Bond Fund and the fixed income portion of the Diversified Fund, the Funds invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         THE GLOBAL STRATEGIC INCOME FUND. The higher total return sought by the Global Strategic Income Fund is generally obtainable from high yield high risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's or below BBB by Standard & Poor's. The Global Strategic Income Fund may invest in securities rated as low as B by Moody's or Standard & Poor's, which may indicate that the obligations are speculative to a high degree and in default. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Global Strategic Income Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Global Strategic Income

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Fund may also invest in unrated securities which, in the opinion of the Advisor, offer comparable yields and risks to the rated securities in which the Fund may invest.

         Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Advisor seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Advisor will be successful in limiting the Global Strategic Income Fund's exposure to the risks associated with lower rated securities. Because the Global Strategic Income Fund invests in securities in the lower rated categories, the achievement of the Fund's investment objective is more dependent on the Advisor's ability than would be the case if the Fund were investing in securities in the higher rated categories.

         Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations may make it more difficult to dispose of the Global Strategic Income Fund's investments in high yield securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Global Strategic Income Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Global Strategic Income Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions whether or not justified by fundamental factors.


         TAX EXEMPT BOND FUND. The Tax Exempt Bond Fund invests principally in a diversified portfolio of "investment grade" tax exempt securities. On the date of investment with respect to at least 90% of its total assets, (i) municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A-1 by Standard & Poor's or, if not rated by either
Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Advisor and, with respect to the remaining 10% of its assets, must be rated B or better by Moody's or Standard & Poor's, or of comparable quality. The Fund may invest in other tax exempt securities which are not rated if, in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if

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any, must have  outstanding  commercial paper rated Prime-1 by Moody's or A-1 by
Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.


         NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund invests principally in a diversified portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa, or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The New York Total Return Bond Fund may also invest up to 10% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, B or better by Moody's or Standard & Poor's, or of comparable quality. The New York Total Return Bond Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Advisor, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any taxable commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion.

         U.S. EQUITY, DISCIPLINED EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. The U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


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OPTIONS AND FUTURES TRANSACTIONS

EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Portfolios will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Portfolio's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

          Provided that a Portfolio has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Portfolio may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios permitted to enter into futures and options transactions may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the Portfolios for the Disciplined Equity, International Bond, Global Strategic Income, Diversified, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated

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account, in the name of the Futures Commission Merchant, as required by the 1940
Act and the SEC's interpretations thereunder.

COMBINED POSITIONS. The Portfolios permitted to purchase and write options may do so in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, certain Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could

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prevent  prompt  liquidation  of unfavorable  positions,  and could  potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

RISK MANAGEMENT

         The Portfolios for the New York Total Return Bond, International Bond, Global Strategic Income, Diversified, Disciplined Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Portfolio to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING THE NEW YORK TOTAL RETURN BOND FUND. The New York Total Return Bond Fund intends to invest a high proportion of its assets in municipal obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability

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of New York issuers  and/or  obligors of state,  municipal and public  authority debt obligations to meet their obligations thereunder.

         The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in the past, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

         The State of New York's general obligation debt is currently rated A2 and A- by Moody's and Standard & Poor's, respectively. Standard & Poor's also maintains a positive outlook for the credit rating. New York City's general obligation bonds are rated Baa1 and BBB+, respectively. While the City's economy has been performing well, three of the largest employment sectors - government, health care and banking remain weak. The City's economic growth continues to lag national indicators. While fiscal 1997 is expected to enjoy record surpluses, large budget gaps in subsequent years are still expected.

         For further information concerning New York municipal obligations, see "Appendix B." The summary set forth above and in "Appendix B" is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from an official statement of New York general obligation municipal obligations and does not purport to be complete.

PORTFOLIO TURNOVER

         The table below sets forth the portfolio turnover rates for the Portfolios corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Portfolio's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) --For the fiscal year ended October 31, 1995: 177%. For the fiscal year ended October 31, 1996: 191%.

THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) --For the fiscal year ended August 31, 1995: 47%. For the fiscal year ended August 31, 1996: 25%.


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THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) --For
the fiscal year ended March 31, 1996: 41%. For the fiscal year ended March 31, 1997: 35%.



THE GLOBAL STRATEGIC INCOME PORTFOLIO (Global Strategic Income Fund)-- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): 104%.

THE NON-U.S. FIXED INCOME PORTFOLIO (International Bond Fund) -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: 288%. For the fiscal year ended September 30, 1996: 330%.

THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the fiscal year ended October 31, 1995: 293%. For the fiscal year ended October 31, 1996: 186%.

THE U.S. EQUITY PORTFOLIO (U.S. Equity Fund) -- For the fiscal year ended May 31, 1995: 71%. For the fiscal year ended May 31, 1996: 85%.

THE U.S. SMALL COMPANY PORTFOLIO (U.S. Small Company Fund) -- For the fiscal year ended May 31, 1995: 75%. For the fiscal year ended May 31, 1996: 93%.

THE INTERNATIONAL EQUITY PORTFOLIO (International Equity Fund) -- For the fiscal year ended October 31, 1995: 59%. For the fiscal year ended October 31, 1996:
57%.

THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the fiscal year ended June 30, 1995: 136%. For the fiscal year ended June 30, 1996: 144%.

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity Fund) -- For the fiscal year ended October 31, 1995: 41%. For the fiscal year ended October 31, 1996: 31%.

THE EUROPEAN EQUITY PORTFOLIO (European Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: 36%. For the fiscal year ended December 31, 1996: 57%.

THE JAPAN EQUITY PORTFOLIO (Japan Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: 60%. For the fiscal year ended December 31, 1996: 86%.

THE ASIA GROWTH PORTFOLIO (Asia Growth Fund) -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: 70%. For the fiscal year ended December 31, 1996: 93%.

THE DISCIPLINED  EQUITY  PORTFOLIO  (Disciplined  Equity Fund) -- For the period
December  30,  1996   (commencement  of  operations)   through  March  31,  1997
(unaudited): 8%.

         The estimated annual portfolio turnover rate for each of The European Equity, Japan Equity, Asia Growth, International Opportunities and Disciplined Equity Portfolios generally should not exceed 100%. The estimated annual

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portfolio  turnover rate for The Global  Strategic  Income  Portfolio  generally should not exceed 300%.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The PRIME MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

2. Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements;

3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would
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be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

5. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities, negotiable certificates of deposit, time deposits, and bankers' acceptances of U.S. branches of U.S. banks;

6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act;

10.  Act as an underwriter of securities; or

11. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

       The TAX EXEMPT MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an

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open-end  management  investment company with the same investment  objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes;

2. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more then 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;1

3. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history;

4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer, provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenues of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;2

5. Make loans, except through the purchase or holding of debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts; or interests in oil, gas, or
--------
    1 Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.
     2 For purposes of interpretation of Investment Restriction No. 4 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.

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mineral exploration or development programs.  However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delayed delivery;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

         The FEDERAL MONEY MARKET FUND and its corresponding PORTFOLIO may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;


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                                                        45

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

9. Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

         The SHORT TERM BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided,

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                                                        46
however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

7. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate

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                                                        47
investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

         The BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's total assets, taken at cost at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction No. 8. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 30% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

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                                                        48

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, commodity contracts, except for the Fund's interest in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase debt obligations secured by interests in real estate or issued by companies which invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 1 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

         The TAX EXEMPT BOND FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not

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                                                        49
purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests. This provision is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

2. Purchase securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.3 This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more than 25% of its total assets in industrial developments and pollution control obligations whether or not the users of facilities financed by such obligations are in that same industry;4

4. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors);

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by
--------
    3 For purposes of interpretation of Investment Restriction No. 2, "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.
   4 Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

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                                                        50
commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

8. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act; or

10. Act as an underwriter of securities.

         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the NEW YORK TOTAL RETURN BOND FUND and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may

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                                                        51
purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; or

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

         The DIVERSIFIED FUND and its corresponding PORTFOLIO may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

3. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market

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                                                        52
value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's use of futures contracts and options are not deemed to be a pledge of assets;

5. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction No. 4 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its use of futures contracts and options shall not be considered senior securities for purposes hereof;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

7. Purchase or sell commodities or commodity contracts, but this restriction shall not prohibit the Fund from purchasing or selling futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or entering into foreign currency forward contracts; or purchase or sell real estate or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts, and purchase instruments secured by real estate or interests therein;

8. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities or to restrict the Fund's use of futures contracts or options;

9. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part

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                                                        53
of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund; or

10. Act as an underwriter of securities.

         Each of the U.S. EQUITY FUND and the U.S. SMALL COMPANY FUND and their corresponding PORTFOLIOS may not:

1. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to issues of the U.S. Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

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6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities;

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 2. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof; or

11. Purchase any equity security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         The INTERNATIONAL EQUITY FUND and its corresponding PORTFOLIO may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 30% of the value of the Fund's net assets at the time of borrowing, and except in connection with reverse repurchase agreements and then only in amounts up to 33 1/3% of the value of the Fund's net assets; or purchase securities while borrowings, including reverse repurchase agreements, exceed 5% of the Fund's total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. The Fund will not mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 30% of the value of the Fund's net assets at the time of such borrowing;

2. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;


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3. Purchase the securities of an issuer if, immediately after such purchase, the
Fund owns more than 10% of the outstanding voting securities of such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. This limitation shall not apply to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including restricted securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies, see "Additional Investment Information" in the Prospectus and "Investment Objectives and Policies" in this Statement of Additional Information;

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real property, including limited partnership interests, commodities, or commodity contracts, except for the Fund's interests in hedging and foreign exchange activities as described under "Additional Investment Information" in the Prospectus; or interests in oil, gas, mineral or other exploration or development programs or leases. However, the Fund may purchase securities or commercial paper issued by companies that invest in real estate or interests therein including real estate investment trusts;

7. Purchase securities on margin, make short sales of securities, or maintain a short position in securities, except to obtain such short-term credit as necessary for the clearance of purchases and sales of securities, provided that this restriction shall not be deemed to apply to the purchase or sale of when-issued securities or delayed delivery securities;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9. Act as an underwriter of securities, except insofar as the Fund may be deemed to be an underwriter under the 1933 Act by virtue of disposing of portfolio securities; or

10. Issue any senior security, except as appropriate to evidence indebtedness which the Fund is permitted to incur pursuant to Investment Restriction No. 1. The Fund's arrangements in connection with its hedging activities as described in "Additional Investment Information" in the Prospectus shall not be considered senior securities for purposes hereof.


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         Unless  Sections  8(b)(1)  and 13(a) of the 1940 Act, or any SEC or SEC
staff interpretations thereof, are amended or modified, each of the EMERGING MARKETS EQUITY, EUROPEAN EQUITY AND ASIA GROWTH FUNDS and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one issuer; or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to Government securities (as defined in the 1940
Act);

4. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

5. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

6. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

7. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

8. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; and

9. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.


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         Unless  Sections  8(b)(1)  and  13(a) of the 1940 Act or any SEC or SEC
staff interpretations thereof are amended or modified, each of the INTERNATIONAL BOND AND JAPAN EQUITY FUNDS and its corresponding PORTFOLIO may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, and while subject to changing interpretations, so long as a single foreign government or supranational organization is considered to be an "industry" for the purposes of this 25% limitation, the Portfolio will comply therewith. The staff of the SEC considers all supranational organizations (as a group) to be a single industry for concentration purposes;

2. Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in total do not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;

3. Make loans to other persons, except through the purchase of debt obligations, loans of portfolio securities, and participation in repurchase agreements;

4. Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Fund may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;

5. Purchase or sell real estate, but the Fund may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;

6. Underwrite securities of other issuers, except to the extent the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

7. Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder; and

8. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective and restrictions as the Fund.

Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, each of the DISCIPLINED EQUITY AND INTERNATIONAL OPPORTUNITIES FUNDS and its corresponding PORTFOLIO may not:

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



1. Purchase any security if, as a result, more than 25% its total assets would be invested in securities of issuers in any single industry. This limitation shall not apply to securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 7 below, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
(iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

7. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one-third of the Fund's net assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

       a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or


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



         b. such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

         (Although permitted to do so by restriction No. 3 above, the Funds have no current intention to engage in borrowing for financial leverage.)

         Unless Section 8(b)(1), and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof, are amended or modified, the GLOBAL STRATEGIC INCOME FUND and its corresponding Portfolio may not:

1. Purchase any security if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with non-fundamental restriction no. (v), the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings)(i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreement entered into by the Fund.5

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) make direct investments in mortgages,
(v) purchase and sell mortgage-related securities and (vi) hold and sell real estate acquired by the Fund as a result of the ownership of securities including mortgages.

--------
   5 Although the Portfolio is permitted to fulfill plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, the Portfolio has no current intention of engaging in this form of leverage.

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



6. Purchase or sell commodities or commodity contracts, unless acquired as a result of the ownership of securities or instruments, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

7. With respect to 75% of its total assets, purchase securities of an issuer (other than the U. S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

       a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or

       b. Such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - PRIME MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of the Prime Money Market Fund or its corresponding Portfolio and may be changed by their respective Trustees. This non-fundamental investment policy requires that the Prime Money Market Fund and its corresponding Portfolio may not:

(i) enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - TAX EXEMPT MONEY MARKET FUND AND FEDERAL MONEY MARKET FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments that are illiquid.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - SHORT TERM BOND FUND, TAX EXEMPT BOND FUND, BOND FUND, U.S. EQUITY FUND, U.S. SMALL COMPANY FUND, INTERNATIONAL EQUITY FUND, DIVERSIFIED FUND, EUROPEAN EQUITY FUND, JAPAN EQUITY FUND AND ASIA GROWTH FUND. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:


(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid.


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



         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - NEW YORK TOTAL RETURN BOND FUND. The investment restrictions described below are not fundamental policies of the New York Total Return Bond Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the New York Total Return Bond Fund and its corresponding Portfolio may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

(iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or


(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - EMERGING MARKETS EQUITY FUND, EUROPEAN EQUITY FUND AND ASIA GROWTH FUND. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;



(iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or



(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.



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



         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - INTERNATIONAL BOND AND JAPAN EQUITY FUNDS. The investment restrictions described below are not fundamental policies of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. These non-fundamental investment policies require that each such Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;


(iii) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the Securities and Exchange Commission or its staff. Transactions in futures contracts and options shall not constitute selling securities short; or


(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - DISCIPLINED EQUITY, INTERNATIONAL OPPORTUNITIES AND GLOBAL STRATEGIC INCOME FUNDS. The investment restrictions described below are not fundamental policies of the Funds and their corresponding Portfolios and may be changed by their respective Trustees. These non- fundamental investment policies require that each Fund may not:

(i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;


(ii) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;


(iii) Sell any security short, except to the extent permitted by the 1940 Act. Transactions in futures contracts and options shall not constitute selling securities short;

(iv) Purchase securities on margin, but the Fund may obtain such short term credits as may be necessary for the clearance of transactions; or


(v) (For Global Strategic Income Portfolio only) Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations and direct investments in mortgages), bank loan participation and subparticipation interests, bank certificates of deposit, bankers' acceptances,


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                                                        63
debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, Morgan may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if Morgan determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, Morgan may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

TRUSTEES

         The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer since prior to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

         WILLIAM G. BURNS--Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

         MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group since prior to April 1996. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.

----------------------

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(*) Mr. Healey is an "interested person" of the Trust and each Portfolio as that term is defined in the 1940 Act.

         The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and The JPM Pierpont Funds, up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), The JPM Pierpont Funds and JPM Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.


         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 are set forth below.




                                                  TOTAL TRUSTEE COMPENSATION
                                                      ACCRUED BY THE MASTER
                                 AGGREGATE TRUSTEE    PORTFOLIOS(*), THE JPM
                                 COMPENSATION         PIERPONT FUNDS, JPM SERIES
                                 ACCRUED BY THE       TRUST AND THE TRUST DURING
NAME OF TRUSTEE                  TRUST DURING 1996    1996 (***)
---------------                  -----------------    ----------
Frederick S. Addy, Trustee       $12,593              $65,000
William G. Burns, Trustee        $12,593              $65,000
Arthur C. Eschenlauer, Trustee   $12,593              $65,000
Matthew Healey, Trustee(**),     $12,593              $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee     $12,593              $65,000

(*)    Includes the Portfolios, The Emerging Markets Debt Portfolio and The U.S.
Small Company Opportunities Portfolio (collectively the "Master Portfolios").

(**) During 1996, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.

(***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, The JPM Pierpont Funds, the Trust and JPM Series Trust) in the fund complex.

         The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy.

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Each of the Portfolios and the Trust has entered into a Fund Services  Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund and its corresponding Portfolio during the indicated fiscal years are set forth below:

PRIME MONEY MARKET FUND -- For the fiscal year ended November 30, 1994: $16,147. For the fiscal year ended November 30, 1995: $54,502. For the fiscal year ended November 30, 1996: $48,339.
THE PRIME MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$246,089. For the fiscal year ended November 30, 1995: $261,045. For the fiscal year ended November 30, 1996: $157,428.

TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$1,745. For the fiscal year ended August 31, 1995: $8,400. For the fiscal year ended August 31, 1996: 8,391.
THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $79,046. For the fiscal year ended August 31, 1995: $110,325. For the fiscal year ended August 31, 1996: $62,310.

FEDERAL MONEY MARKET FUND -- For the fiscal year ended October 31, 1994: $6,211. For the fiscal year ended October 31, 1995: $8,445. For the fiscal year ended October 31, 1996: $6,320.
THE FEDERAL MONEY MARKET PORTFOLIO --For the fiscal year ended October 31, 1994:
$17,104. For the fiscal year ended October 31, 1995: $22,791. For the fiscal year ended October 31, 1996: $16,144.

SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $3,935. For the fiscal year ended October 31, 1995: $4,748. For the fiscal year ended October 31, 1996: $568.
THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$4,545. For the fiscal year ended October 31, 1995: $5,573. For the fiscal year ended October 31, 1996: $1,005.

TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $686. For the fiscal year ended August 31, 1995: $3,602. For the fiscal year ended August 31, 1996: $4,527.
THE TAX EXEMPT BOND PORTFOLIO --For the fiscal year ended August 31, 1994:
$35,243. For the fiscal year ended August 31, 1995: $38,804. For the fiscal year ended August 31, 1996: $24,602


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NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $1,297. For the fiscal year ended March 31, 1996: $2,409. For the fiscal year ended March 31, 1997: $2,907.
THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $4,140. For the fiscal year ended March 31, 1996: $5,530. For the fiscal year ended March 31, 1997: $5,302.



GLOBAL STRATEGIC INCOME FUND -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $83. THE GLOBAL STRATEGIC INCOME PORTFOLIO -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $83.


INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $232.For the fiscal year ended September 30, 1996: $304.
THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: $20,446. For the fiscal year ended September 30, 1996: $11,488.

BOND FUND -- For the fiscal year ended October 31, 1994: $12,989. For the fiscal year ended October 31, 1995: $29,276. For the fiscal year ended October 31, 1996: $30,044.
THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$23,028. For the fiscal year ended October 31, 1995: $40,729. For the fiscal year ended October 31, 1996: $36,922.

U.S. EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $1,564. For the fiscal year ended May 31, 1995: $11,003. For the fiscal year ended May 31, 1996: $13,993.
THE U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $20,385. For the fiscal year ended May 31,
1995: $52,948.    For the fiscal year ended May 31, 1996: $46,626.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $3,005. For the fiscal year ended May 31, 1995: $10,158. For the fiscal year ended May 31, 1996: $14,539.
THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $33,435. For the fiscal year ended May 31, 1995: $48,688.

INTERNATIONAL EQUITY FUND -- For the fiscal year ended October 31, 1994:$13,902. For the fiscal year ended October 31, 1995: $30,279. For the fiscal year ended October 31, 1996: $29,774.
THE INTERNATIONAL EQUITY PORTFOLIO -- For the fiscal year ended October 31,1994:
$32,512. For the fiscal year ended October 31, 1995: $48,442. For the fiscal year ended October 31, 1996: $39,391.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $2,959. For the fiscal year ended June 30, 1995:$10,267. For the fiscal year ended June 30, 1996: $11,024.

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THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $3,434. For the fiscal year ended June 30, 1995: $11,702. For the fiscal year ended June 30, 1996: $13,109.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $8,326. For the fiscal year ended October 31, 1995: $14,527. For the fiscal year ended October 31, 1996: $11,374. THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $42,764. For the fiscal year ended October 31, 1995: $53,162. For the fiscal year ended October 31, 1996: $36,851.

EUROPEAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $19,953. For the fiscal year ended December 31, 1996: $25,144.
EUROPEAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $153.

JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $21,727. For the fiscal year ended December 31, 1996: $21,646.
JAPAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $103.

ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $4,788. For the fiscal year ended December 31, 1996: $4,975.
ASIA GROWTH FUND -- For the period February 29, 1996(commencement of operations) through December 31, 1996: $72.

DISCIPLINED EQUITY PORTFOLIO -- For the period December 30, 1996 (commencement of operations) through March 31, 1997 (unaudited): $303. DISCIPLINED EQUITY FUND -- For the period January 3, 1997 (commencement of operations) through March 31, 1997 (unaudited): $122.

OFFICERS

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts
02109.


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         MATTHEW HEALEY;  Chief  Executive  Officer;  Chairman,  Pierpont Group,
since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.


     JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolios only (excluding the Federal Money Market, Tax Exempt Money Market, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Portfolios). Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and for five years was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited from September 1988 to September 1993. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is March 24, 1942.


         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

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         ELIZABETH A. KEELEY; Vice President and Assistant Secretary.  Vice
President and Senior Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc.,Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and Premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Prior to September 1992, Ms. Keeley was an assistant at the National Association for Public Interest Law. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.

         CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. Prior to September 1992, Mr. Kelley was enrolled at Boston College Law School and received his JD in May 1992. His date of birth is December 24, 1964.


     LENORE J. MCCABE; Assistant Secretary and Assistant Treasurer of the Portfolios only (excluding the Federal Money Market, Tax Exempt Money Market, Tax Exempt Bond, New York Total Return Bond and Global Strategic Income Portfolios). Assistant Vice President, State Street Bank and Trust Company since November 1994. Assigned as Operations Manager, State Street Cayman Trust Company, Ltd. since February 1995. Prior to November, 1994, employed by Boston Financial Data Services, Inc. as Control Group Manager. Address: P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands. Her date of birth is May 31, 1961.


     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

         JOHN E. PELLETIER; Vice President and Secretary. Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray. His date of birth is June 24, 1964.

     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and

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compliance positions.  He also served as Treasurer of the GE Funds and as
Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its Affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $208 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides

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the basis  for  ranking  the  attractiveness  of the  companies  in an  industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Prime Money Market Portfolio--IBC/Donoghue's Tier-One Money Fund Average; The Federal Money Market Portfolio--IBC/Donoghue's U.S.
Government and Agency Money Fund Average; The Tax Exempt Money Market Portfolio--IBC/Donoghue's Tax Exempt Money Fund Average; The Short Term Bond
Portfolio--Merrill  Lynch  1-3  Year  Treasury  Index;  The  U.S.  Fixed  Income
Portfolio--Salomon Brothers Broad Investment Grade Bond Index; The Tax Exempt Bond Portfolio--Lehman Brothers 1-16 Year Municipal Bond Index; The New York Total Return Bond Portfolio--Lehman Brothers 1-16 Year Municipal Bond Index; The Non-U.S. Fixed Income Portfolio--Salomon Brothers Non-U.S. World Government Bond Index (currency hedged); The Global Strategic Income Portfolio--The Lehman Brothers Aggregate Bond Index; The U.S. Equity Portfolio and The Disciplined Equity Portfolio--S&P 500 Index; The U.S. Small Company Portfolio--Russell 2500 Index; The International Equity Portfolio--EAFE Index; The Emerging Markets Equity Portfolio--MSCI Emerging Markets Free Index; The International Opportunities Portfolio--MSCI All Country World ex-U.S. Index; The Diversified Portfolio--diversified benchmark (52% S&P 500, 35% Salomon Brothers Broad Investment Grade Bond, 3% Russell 2000 and 10% EAFE indexes); The European Equity Portfolio--the MSCI Europe Index; The Japan Equity Portfolio--the TOPIX; and The Asia Growth Portfolio--the MSCI All Country Asia Free ex-Japan Index.

         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.


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     The  Portfolios  are managed by officers of the Advisor  who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. and certain other investment management affiliates of J.P. Morgan.


         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Portfolio's average daily net assets shown below.

PRIME MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

TAX EXEMPT MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

FEDERAL MONEY MARKET: 0.20% of net assets up to $1 billion and 0.10% of net assets in excess of $1 billion

SHORT TERM BOND: 0.25%

U.S. FIXED INCOME: 0.30%

TAX EXEMPT BOND: 0.30%

NEW YORK TOTAL RETURN BOND: 0.30%

NON-U.S. FIXED INCOME: 0.35%

GLOBAL STRATEGIC INCOME: 0.45%

DISCIPLINED EQUITY:  0.35%

U.S. EQUITY: 0.40%

U.S. SMALL COMPANY: 0.60%

INTERNATIONAL EQUITY: 0.60%

DIVERSIFIED: 0.55%

EMERGING MARKETS EQUITY: 1.00%

INTERNATIONAL OPPORTUNITIES: 0.60%

EUROPEAN EQUITY: 0.65%

JAPAN EQUITY: 0.65%

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ASIA GROWTH: 0.80%

         The table below sets forth for each Fund listed the advisory fees paid by its corresponding Portfolio to the Advisor for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE PRIME MONEY MARKET PORTFOLIO (Money Market Fund) -- For the fiscal year ended November 30, 1994: $3,423,576. For the fiscal year ended November 30, 1995: $3,913,479. For the fiscal year ended November 30, 1996: $4,503,793.

THE TAX EXEMPT MONEY MARKET PORTFOLIO (Tax Exempt Money Market Fund) -- For the fiscal year ended August 31, 1994: $2,021,476. For the fiscal year ended August 31, 1995: $2,150,291. For the fiscal year ended August 31, 1996: $2,154,248.

THE FEDERAL MONEY MARKET PORTFOLIO (Federal Money Market Fund) -- For the fiscal year ended October 31, 1994: $339,521. For the fiscal year ended October 31, 1995: $492,941. For the fiscal year ended October 31, 1996: $653,326.

THE SHORT TERM BOND PORTFOLIO (Short Term Bond Fund) -- For the fiscal year ended October 31, 1994: $113,379. For the fiscal year ended October 31, 1995:
$146,335. For the fiscal year ended October 31, 1996: $50,319.

THE U.S. FIXED INCOME PORTFOLIO (Bond Fund) -- For the fiscal year ended October 31, 1994: $699,081. For the fiscal year ended October 31, 1995: $1,339,147. For the fiscal year ended October 31, 1996:  $2,402,660.

THE TAX EXEMPT BOND PORTFOLIO (Tax Exempt Bond Fund) -- For the fiscal year ended August 31, 1994: $1,383,986. For the fiscal year ended August 31, 1995:
$1,178,720. For the fiscal year ended August 31, 1996: $1,354,145.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO (New York Total Return Bond Fund) -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $120,281. For the fiscal year ended March 31, 1996: $246,966. For the fiscal year ended March 31, 1997: $380,380.

THE GLOBAL STRATEGIC INCOME PORTFOLIO (Global Strategic Income Fund) -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $28,495.


THE NON-U.S. FIXED INCOME PORTFOLIO (International Bond Fund) -- For the period April 11, 1994 (commencement of operations)through September 30, 1995: $782,748. For the fiscal year ended September 30, 1996: $737,543.

THE U.S. EQUITY PORTFOLIO (U.S. Equity Fund) -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $1,263,048. For the fiscal year ended May 31, 1995: $2,025,936. For the fiscal year ended May 31, 1996:
$2,744,054.

THE U.S. SMALL COMPANY PORTFOLIO (U.S. Small Company Fund) -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $2,912,670. For the
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fiscal year ended May 31, 1995: $3,514,331.  For the fiscal year ended May 31,
1996: $4,286,311.

THE INTERNATIONAL EQUITY PORTFOLIO (International Equity Fund) -- For the fiscal year ended October 31, 1994: $1,911,202. For the fiscal year ended October 31, 1995: $3,174,965. For the fiscal year ended October 31, 1996: $5,007,993.

THE DIVERSIFIED PORTFOLIO (Diversified Fund) -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $197,026. For the fiscal year ended June 30, 1995: $663,000. For the fiscal year ended June 30, 1996:
$1,122,941.

THE EMERGING MARKETS EQUITY PORTFOLIO (Emerging Markets Equity Fund) -- For the period November 15, 1993 (commencement of operations) through October 31, 1994:
$4,122,465. For the fiscal year ended October 31, 1995: $5,713,506. For the fiscal year ended October 31, 1996: $7,825,873.

EUROPEAN EQUITY PORTFOLIO (European Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $1,675,355. For the fiscal year ended December 31, 1996: $3,735,998.

JAPAN EQUITY PORTFOLIO (Japan Equity Fund) -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $1,777,126. For the fiscal year ended December 31, 1996: $3,053,033.

ASIA GROWTH PORTFOLIO (Asia Growth Fund) -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $528,956. For the fiscal year ended December 31, 1996: $899,241.

DISCIPLINED  EQUITY  PORTFOLIO  (Disciplined  Equity  Fund)  -- For  the  period
December  30,  1996   (commencement  of  operations)   through  March  31,  1997
(unaudited):
$34,580.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof

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from acting as investment  advisor and custodian to such an investment  company.
The Advisor believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolios.

         If the Advisor were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


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CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.


         For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, the Master Portfolios, JPM Series Trust, JPM Series Trust II and other investment companies subject to similar agreements with FDI.


         The table below sets forth for each Fund listed and its corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE PRIME MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through November 30, 1996: $33,012. PRIME MONEY MARKET FUND -- For the period August 1, 1996 through November 30, 1996: $15,195.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through August 31, 1996: $2,284.
TAX EXEMPT MONEY MARKET FUND -- For the period August 1, 1996 through August 31, 1996: $525.

THE FEDERAL MONEY MARKET PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $1,663. FEDERAL MONEY MARKET FUND -- For the period August 1, 1996 through October 31, 1996: $945.

THE SHORT TERM BOND PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $156. SHORT TERM BOND FUND -- For the period August 1, 1996 through October 31, 1996:
$137.

THE TAX EXEMPT BOND PORTFOLIO -- For the period August 1, 1996 through August 31, 1996: $920. TAX EXEMPT BOND FUND -- For the period August 1, 1996 through August 31, 1996:
$370.

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THE NEW YORK TOTAL RETURN BOND PORTFOLIO --For the period August 1, 1996 through
March 31, 1997: $1,914.
NEW YORK TOTAL RETURN BOND FUND -- For the period August 1, 1996 through March 31, 1997: $1,867.

THE GLOBAL STRATEGIC INCOME PORTFOLIO -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $156.
GLOBAL STRATEGIC INCOME FUND -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $202.


THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period August 1, 1996 through September 30, 1996: $738.
INTERNATIONAL BOND FUND -- For the period August 1, 1996 through September 30, 1996: $80.

THE U.S. FIXED INCOME PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $6,419.
BOND FUND --  For the period August 1, 1996 through October 31, 1996:  $7,415.

THE INTERNATIONAL EQUITY PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $6,212. INTERNATIONAL EQUITY FUND -- For the period August 1, 1996 through October 31, 1996: $6,625.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period August 1, 1996 through October 31, 1996: $5,719. EMERGING MARKETS EQUITY FUND -- For the period August 1, 1996 through October 31, 1996: $2,593.

EUROPEAN EQUITY PORTFOLIO -- For the period August 1, 1996 through December 31, 1996: $7,060. EUROPEAN EQUITY FUND -- For the period August 1, 1996 through December 31, 1996:
$90.

JAPAN EQUITY PORTFOLIO -- For the period August 1, 1996 through December 31, 1996: $4,885. JAPAN EQUITY FUND -- For the period August 1, 1996 through December 31, 1996:
$63.

ASIA GROWTH PORTFOLIO -- For the period August 1, 1996 through December 31, 1996: $1,351. ASIA GROWTH FUND -- For the period August 1, 1996 through December 31, 1996:
$42.

DISCIPLINED EQUITY PORTFOLIO -- For the period December 30, 1996 (commencement of operations) through March 31, 1997 (unaudited): $244. DISCIPLINED EQUITY FUND -- For the period January 3, 1997 (commencement of operations) through March 31, 1997 (unaudited): $164.


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         The table below sets forth for each Fund  listed and its  corresponding
Portfolio the administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolios prior to August 1,
1996) for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE PRIME MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$165,519. For the fiscal year ended November 30, 1995: $176,717. For the period December 1, 1995 through July 31, 1996: $272,989.
PRIME MONEY MARKET FUND -- For the fiscal year ended November 30, 1994: $52,168. For the fiscal year ended November 30, 1995: $161,341. For the period December 1, 1995 through July 31, 1996: $97,980.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $62,565. For the fiscal year ended August 31, 1995: $72,729. For the period September 1, 1995 through July 31, 1996: $110,848.
TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$5,854. For the fiscal year ended August 31, 1995: $22,290. For the period September 1, 1995 through July 31, 1996: $23,755.

THE FEDERAL MONEY MARKET PORTFOLIO --For the fiscal year ended October 31, 1994:
$11,777. For the fiscal year ended October 31, 1995: $17,480. For the period November 1, 1995 through July 31, 1996: $28,623.
FEDERAL MONEY MARKET FUND --For the fiscal year ended October 31, 1994: $17,006. For the fiscal year ended October 31, 1995: $23,920. For the period November 1, 1995 through July 31, 1996: $15,525.

THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$3,149. For the fiscal year ended October 31, 1995: $4,485. For the period November 1, 1995 through July 31, 1996: $1,547.
SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $12,264. For the fiscal year ended October 31, 1995: $13,185. For the period November 1, 1995 through July 31, 1996: $1,332.

THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$16,107. For the fiscal year ended October 31, 1995: $27,436. For the period November 1, 1995 through July 31, 1996: $65,610.
BOND FUND -- For the fiscal year ended October 31, 1994: $36,809. For the fiscal year ended October 31, 1995: $85,904. For the period November 1, 1995 through July 31, 1996: $67,809.

THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994:
$28,345. For the fiscal year ended August 31, 1995: $28,290. For the period September 1, 1995 through July 31, 1996: $43,154.
TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $1,859. For the fiscal year ended August 31, 1995: $10,309. For the period September 1, 1995 through July 31, 1996: $12,887


THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $2,563. For the fiscal year


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ended March 31, 1996: $6,648.  For the period April 1, 1996 through July 31,
1996: $4,617.
NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $3,042. For the fiscal year ended March 31, 1996: $5,065. For the period April 1, 1996 through July 31, 1996: $2,361.


THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11, 1994 (commencement of operations) through September 30, 1995: $13,862. For the period October 1, 1995 through July 31, 1996: $18,964.
INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $460. For the period October 1, 1995 through July 31, 1996: $689.

THE U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $19,348. For the fiscal year ended May 31, 1995: $32,670. For the fiscal year ended May 31, 1996: $62,404.
U.S. EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $4,845. For the fiscal year ended May 31, 1995: $30,529. For the fiscal year ended May 31, 1996: $41,556.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $30,420. For the fiscal year ended May 31, 1995: $38,215. For the fiscal year ended May 31, 1996: $65,079.
U.S. SMALL COMPANY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $8,177. For the fiscal year ended May 31, 1995: $27,525. For the fiscal year ended May 31, 1996: $42,829.

THE INTERNATIONAL EQUITY PORTFOLIO --For the fiscal year ended October 31, 1994:
$22,024. For the fiscal year ended October 31, 1995: $31,500. For the period November 1, 1995 through July 31, 1996: $70,197.
INTERNATIONAL EQUITY FUND --For the fiscal year ended October 31, 1994: $37,065. For the fiscal year ended October 31, 1995: $83,762. For the period November 1, 1995 through July 31, 1996: $68,651.

THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $2,423. For the fiscal year ended June 30, 1995: $7,770. For the fiscal year ended June 30, 1996: $19,517.
DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $10,086. For the fiscal year ended June 30, 1995:
$28,135.  For the fiscal year ended June 30, 1996: $31,954.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $30,828. For the fiscal year ended October 31, 1995: $35,189. For the period November 1, 1995 through July 31, 1996: $66,251.
EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $22,572. For the fiscal year ended October 31, 1995: $42,329. For the period November 1, 1995 through July 31, 1996: $27,031.


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EUROPEAN  EQUITY  PORTFOLIO  -- For the period March 28, 1995  (commencement  of operations) through December 31, 1995: $15,623. For the period January 1, 1996 through July 31, 1996: $38,675. EUROPEAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through July 31, 1996: $191.

JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $17,418. For the period January 1, 1996 through July 31, 1996: $35,898. JAPAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through July 31, 1996: $132.

ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of
operations) through December 31, 1995: $4,037.    For the period January 1,1996
through July 31, 1996:  $7,712.
ASIA GROWTH FUND -- For the period February 29, 1996(commencement of operations) through July 31, 1996: $96.

SERVICES AGENT

         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan effective December 29, 1995, as amended effective August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the amended Services Agreements, each of the Funds and the Portfolios has agreed to pay Morgan fees equal to its allocable share of an annual complex- wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust.

         Under Administrative Services Agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, certain Funds and their corresponding Portfolios paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of those Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Portfolios' aggregate average daily net assets, and 0.03% of the Portfolios' average daily net assets in excess of $7 billion. Prior to December 29, 1995, the Trust and certain Portfolios had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1,

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1995, also included  reimbursement  of usual and customary  expenses.  The table below sets forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See "Expenses" in the Prospectus and below for applicable expense limitations.

THE PRIME MONEY MARKET PORTFOLIO -- For the fiscal year ended November 30, 1994:
$385,012. For the fiscal year ended November 30, 1995: $373,077. For the fiscal year ended November 30, 1996: $891,730.
PRIME MONEY MARKET FUND -- For the fiscal year ended November 30, 1994:
$(265,806)*. For the fiscal year ended November 30, 1995: $(967,889)*. For the fiscal year ended November 30, 1996: $(945,013)*.

THE TAX EXEMPT MONEY MARKET PORTFOLIO -- For the fiscal year ended August 31, 1994: $153,204. For the fiscal year ended August 31, 1995: $169,754. For the fiscal year ended August 31, 1996: $205,419.
TAX EXEMPT MONEY MARKET FUND -- For the fiscal year ended August 31, 1994:
$(103,541)*. For the fiscal year ended August 31, 1995: $(56,396)*. For the fiscal year ended August 31, 1996: $30,085.

THE FEDERAL MONEY MARKET PORTFOLIO --For the fiscal year ended October 31, 1994:
$(13,844)*. For the fiscal year ended October 31, 1995: $(146,180)*. For the fiscal year ended October 31, 1996: $(165,137)*.
FEDERAL MONEY MARKET FUND -- For the fiscal year ended October 31, 1994:
$(118,050)*. For the fiscal year ended October 31, 1995: $(236,058)*. For the fiscal year ended October 31, 1996: $(198,465)*.

THE SHORT TERM BOND PORTFOLIO -- For the fiscal year ended October 31, 1994:
$(22,054)*. For the fiscal year ended October 31, 1995: $(21,070)*. For the fiscal year ended October 31, 1996: $(42,274)*.
SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $(89,141)*. For the fiscal year ended October 31, 1995: $(91,382)*. For the fiscal year ended October 31, 1996: $(83,872)*.

THE U.S. FIXED INCOME PORTFOLIO -- For the fiscal year ended October 31, 1994:
$140,493. For the fiscal year ended October 31, 1995: $167,081. For the fiscal year ended October 31, 1996: $191,348.
BOND FUND -- For the fiscal year ended October 31, 1994: $(141,179)*. For the fiscal year ended October 31, 1995: $(146,399)*. For the fiscal year ended October 31, 1996: $(18,383)*.

THE TAX EXEMPT BOND PORTFOLIO -- For the fiscal year ended August 31, 1994:
$210,795. For the fiscal year ended August 31, 1995: $189,892. For the fiscal year ended August 31, 1996: $80,281.
TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $(82,093)*. For the fiscal year ended August 31, 1995: $(61,012)*. For the fiscal year ended August 31, 1996: $16,596.


THE NEW YORK TOTAL RETURN BOND PORTFOLIO -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $(11,830)*. For the fiscal year ended March 31, 1996: $7,691. For the fiscal year ended March 31, 1997:
$37,675.


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NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $(49,096)*. For the fiscal year ended March 31, 1996: $(10,606)*. For the fiscal year ended March 31, 1997: $21,188.

THE GLOBAL STRATEGIC INCOME PORTFOLIO -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $1,974. GLOBAL STRATEGIC INCOME FUND -- For the period March 17, 1994 (commencement of operations) through April 30, 1997 (unaudited): $1,968.


THE NON-U.S. FIXED INCOME PORTFOLIO -- For the period October 11, 1994 (commencement of operations) through September 30, 1995:$156,367. For the fiscal year ended September 30, 1996: $37,344.
THE INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $(46,217)*. For the fiscal year ended September 30, 1996: $1,729.

THE U.S. EQUITY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $155,348. For the fiscal year ended May 31, 1995: $236,537. For the fiscal year ended May 31, 1996: $138,134.
U.S. EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $(56,520)*. For the fiscal year ended May 31, 1995:
$(95,210)*.    For the fiscal year ended May 31, 1996: $15,882.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $203,764. For the fiscal year ended May 31, 1995: $241,373. For the fiscal year ended May 31, 1996: $144,277.
U.S. SMALL COMPANY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $(55,233)*. For the fiscal year ended May 31, 1995: $(73,786)*. For the fiscal year ended May 31, 1996: $21,392.

THE INTERNATIONAL EQUITY PORTFOLIO --For the fiscal year ended October 31, 1994:
$327,569. For the fiscal year ended October 31, 1995: $349,443. For the fiscal year ended October 31, 1996: $196,299.
INTERNATIONAL EQUITY FUND -- For the fiscal year ended October 31, 1994:
$(118,900)*. For the fiscal year ended October 31, 1995: $(63,230)*. For the fiscal year ended October 31, 1996: $114,261.

THE DIVERSIFIED PORTFOLIO -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $(17,807)*. For the fiscal year ended June 30, 1995: $63,153. For the fiscal year ended June 30, 1996: $45,687.
DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $(100,039)*. For the fiscal year ended June 30, 1995:
$(96,795)*.  For the fiscal year ended June 30, 1996: $12,610.

THE EMERGING MARKETS EQUITY PORTFOLIO -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $347,925. For the fiscal year ended October 31, 1995: $337,050. For the fiscal year ended October 31, 1996: $183,498.
EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $(120,061)*. For the fiscal year ended

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October 31, 1995: $(26,975)*.  For the fiscal year ended October 31, 1996:
$57,566.

THE EUROPEAN EQUITY PORTFOLIO-- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $128,335. For the fiscal year ended December 31, 1996: $161,993.
EUROPEAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $(72,718)*.

THE JAPAN EQUITY PORTFOLIO -- For the period March 28, 1995 (commencement of operations) through December 31, 1995: $147,974. For the fiscal year ended December 31, 1996: $130,108.
JAPAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $(68,261)*.

THE ASIA GROWTH PORTFOLIO -- For the period April 5, 1995 (commencement of operations) through December 31, 1995: $21,823. For the fiscal year ended December 31, 1996: $31,613.
ASIA GROWTH FUND -- For the period February 29, 1996(commencement of operations) through December 31, 1996: $(68,091)*.

THE  DISCIPLINED   EQUITY   PORTFOLIO  --  For  the  period  December  30,  1996
(commencement of operations) through March 31, 1997 (unaudited): $3,104. DISCIPLINED EQUITY FUND -- For the period January 3, 1997 (commencement of operations) through March 31, 1997 (unaudited): $1,524.
------------------------------------

(*) Indicates a reimbursement by Morgan for expenses in excess of its fees under the Prior Services Agreements. No fees were paid for the fiscal period.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and each of the Portfolio's custodian and fund accounting agent and each Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio trans actions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolios for the Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. In the case of foreign assets held outside the United States, the Custodian employs various subcustodians who were approved by the Trustees of the Portfolios in accordance with the regulations of the SEC. The Custodian maintains portfolio transaction records. As Transfer Agent and Dividend Disbursing Agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.


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SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of an Eligible Institution. Under this agreement, Morgan is responsible for performing shareholder account administrative and servicing functions, which includes but is not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): Prime Money Market, Federal Money Market and Tax Exempt Money Market Funds, 0.05%; Short Term Bond, Bond, Tax Exempt Bond and New York Total Return Bond Funds, 0.075%; International Bond, Global Strategic Income, U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds, 0.10%. Morgan acts as shareholder servicing agent for all shareholders.

         The  table  below  sets  forth  for each Fund  listed  the  shareholder
servicing   fees  paid  by  each  Fund  to  Morgan,   net  of  fee  waivers  and
reimbursements, for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.

PRIME  MONEY  MARKET  FUND -- For the  fiscal  year  ended  November  30,  1994:
$200,287. For the fiscal year ended November 30, 1995: $697,914. For the fiscal year ended November 30, 1996: $600,276.

TAX EXEMPT  MONEY  MARKET  FUND -- For the fiscal  year ended  August 31,  1994:
$22,282. For the fiscal year ended August 31, 1995: $96,667. For the fiscal year ended August 31, 1996: $103,262

FEDERAL MONEY MARKET FUND --For the fiscal year ended October 31, 1994: $64,191. For the fiscal year ended October 31, 1995: $101,100. For the fiscal year ended October 31, 1996: $75,343.


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SHORT TERM BOND FUND -- For the fiscal year ended October 31, 1994: $19,528. For the fiscal year ended October 31, 1995: $24,729. For the fiscal year ended October 31, 1996: $7,885.

BOND FUND -- For the fiscal year ended October 31, 1994: $63,383. For the fiscal year ended October 31, 1995: $161,357. For the fiscal year ended October 31, 1996: $472,758.

TAX EXEMPT BOND FUND -- For the fiscal year ended August 31, 1994: $3,172. For the fiscal year ended August 31, 1995: $19,310. For the fiscal year ended August 31, 1996: $59,743.


NEW YORK TOTAL RETURN BOND FUND -- For the period April 11, 1994 (commencement of operations) through March 31, 1995: $6,116. For the fiscal year ended March 31, 1996: $21,606. For the fiscal year ended March 31, 1997: $53,364.

GLOBAL STRATEGIC INCOME FUND -- For the period March 17, 1997 (commencement of operations) through April 30, 1997 (unaudited): $6,312.


INTERNATIONAL BOND FUND -- For the period December 1, 1994 (commencement of operations) through September 30, 1995: $1,412. For the fiscal year ended September 30, 1996: $6,684.

U.S. EQUITY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $8,191. For the fiscal year ended May 31, 1995: $55,090. For the fiscal year ended May 31, 1996: $151,111.

U.S. SMALL COMPANY FUND -- For the period July 19, 1993 (commencement of operations) through May 31, 1994: $13,854. For the fiscal year ended May 31, 1995: $49,479. For the fiscal year ended May 31, 1996: $162,465.

INTERNATIONAL EQUITY FUND --For the fiscal year ended October 31, 1994: $63,751. For the fiscal year ended October 31, 1995: $168,565. For the fiscal year ended October 31, 1996: $596,245.

DIVERSIFIED FUND -- For the period July 8, 1993 (commencement of operations) through June 30, 1994: $16,798. For the fiscal year ended June 30, 1995:
$53,030.  For the fiscal year ended June 30, 1996: $127,086.

EMERGING MARKETS EQUITY FUND -- For the period November 15, 1993 (commencement of operations) through October 31, 1994: $39,124. For the fiscal year ended October 31, 1995: $79,381. For the fiscal year ended October 31, 1996: $229,764.

EUROPEAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $4,000.

JAPAN EQUITY FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $2,786.

ASIA GROWTH FUND -- For the period February 29, 1996 (commencement of operations) through December 31, 1996: $1,915.

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DISCIPLINED  EQUITY  FUND -- For the  period  January 3, 1997  (commencement  of operations) through March 31, 1997 (unaudited): $4,866.

         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Funds and the Portfolios under the Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator and Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolios, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and certain Portfolios and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses). For additional information

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regarding waivers or expense subsidies,  see "Management of the Trust (Fund) and
(the) Portfolio(s)" in the Prospectus.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares." References in the Prospectus and this Statement of Additional Information to customers of Morgan or an Eligible Institution include customers of their affiliates and references to transactions by customers with Morgan or an Eligible Institution include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of an Eligible Institution, and the Eligible Institution may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus under "Redemption of Shares." Shareholders redeeming shares of the Prime Money Market, Tax Exempt Money Market or Federal Money Market Funds should be aware that these Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Funds' shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" in the Prospectus and below.

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur

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



transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds and their corresponding Portfolios (except the Prime Money Market, Tax Exempt Money Market, Non-U.S. Fixed Income, European Equity, Japan Equity, Asia Growth, International Opportunities and Global Strategic Income Portfolios) have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and the corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         FURTHER REDEMPTION INFORMATION. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any JPM Institutional Fund into any other JPM Institutional Fund or JPM Pierpont Fund, as described under "Exchange of Shares" in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.

        Net investment income of the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."


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         Determination  of the net income  for Prime  Money  Market,  Tax Exempt
Money Market, Federal Money Market, Short Term Bond, Bond, Tax Exempt Bond, International Bond, Global Strategic Income and New York Total Return Bond Funds is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the money market Funds and their corresponding Portfolios would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         PRIME MONEY MARKET, TAX EXEMPT MONEY MARKET AND FEDERAL MONEY MARKET FUNDS. In the case of the Portfolios for the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds, all portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."

         BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, SHORT TERM BOND, INTERNATIONAL BOND, GLOBAL STRATEGIC INCOME AND DIVERSIFIED FUNDS. In the case of the Bond, Tax Exempt Bond, New York Total Return Bond, International Bond,

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Global  Strategic Income and Short Term Bond Funds, and the fixed income portion of the Diversified Fund, portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid price on such exchange or at the quoted bid price in the OTC market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing service, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. The Portfolios value municipal securities on the basis of prices from a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in
comparable   securities  and  various   relationships   between   securities  in
determining values.

         Trading in securities in most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

         U.S. EQUITY, DISCIPLINED EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In the case of the Equity Portfolios, the value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale prices on such exchange at 4:00 P.M. or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of

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such  commodities  exchanges  which is  currently  4:15  P.M.,  New  York  time.
Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

         YIELD QUOTATIONS. As required by regulations of the SEC, current yield for the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. In the case of the Tax Exempt Money Market Fund, the tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was tax exempt.


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         As required by  regulations  of the SEC, the  annualized  yield for the
Bond, Tax Exempt Bond, International Bond, Global Strategic Income, New York Total Return Bond and Short Term Bond Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under "Additional Information" in the Prospectus.

         Below is set forth historical yield information for the periods indicated:


PRIME MONEY MARKET FUND (5/31/97): 7-day current yield: 5.47%; 7-day effective yield: 5.62%.

TAX EXEMPT MONEY MARKET FUND (2/28/97): 7-day current yield: 3.22%; 7-day tax equivalent yield at 39.6% tax rate: 5.33%; 7-day effective yield: 3.28%.

FEDERAL MONEY MARKET FUND (4/30/97): 7-day current yield: 5.18%; 7-day effective yield: 5.31%.

SHORT TERM BOND FUND (4/30/97): 30-day yield: 6.74%.

BOND FUND (4/30/97): 30-day yield: 6.80%.

INTERNATIONAL BOND FUND (3/31/97): 30-day yield: 5.60%.

TAX EXEMPT BOND FUND (2/28/97): 30-day yield: 4.46%; 30-day tax equivalent yield at 39.6% tax rate: 7.38%.

NEW YORK TOTAL RETURN BOND FUND (3/31/97): 30-day yield: 4.58%; 30-day tax equivalent yield at 39.6% tax rate: 7.58%.

GLOBAL STRATEGIC INCOME FUND (4/30/97): 30-day yield: 6.40%.


         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the annualized total return of the Bond, Tax Exempt Bond, New York Total Return Bond, Short Term Bond, International Bond, Global Strategic Income, U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.


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         Aggregate total returns,  reflecting the cumulative  percentage  change over a measuring period, may also be calculated.

         Historical performance information for any period or portion thereof prior to the establishment of a Fund will be that of its corresponding
predecessor   JPM  Pierpont   fund,  as  permitted  by   applicable   SEC  staff
interpretations, if the JPM Pierpont Fund commenced operations before the corresponding JPM Institutional Fund. The applicable financial information in the registration statements for The JPM Pierpont Funds (Registration Nos. 33-54632 and 811-7340) is incorporated herein by reference.

         Below is set forth historical return information for the Funds for the periods indicated:


PRIME MONEY MARKET FUND (5/31/97): Average annual total return, 1 year: 5.44%; average annual total return, 5 years: 4.52%; average annual total return, 10 years: 5.87%; aggregate total return, 1 year: 5.44%; aggregate total return, 5 years: 24.75%; aggregate total return, 10 years: 76.96%.

TAX EXEMPT MONEY MARKET FUND (2/28/97): Average annual total return, 1 year:
3.23%; Average annual total return, 5 years: 2.88%; average annual total return, 10 years: 3.92%; aggregate total return, 1 year: 3.23%; aggregate total return, 5 years: 15.26%; aggregate total return, 10 years: 46.95%.

FEDERAL MONEY MARKET FUND (4/30/97): Average annual total return, 1 year: 5.22%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 4.49%; aggregate total return, 1 year: 5.22%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 20.88%.

SHORT TERM BOND FUND (4/30/97): Average annual total return, 1 year: 6.30%; average annual total return, 5 years; N/A; average annual total return, commencement of operations(*) to period end: 4.95%; aggregate total return, 1 year: 6.30%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 20.17%.

BOND FUND (4/30/97): Average annual total return, 1 year: 7.02%; average annual total return, 5 years: 7.35%; average annual total return, commencement of operations(*) to period end: 7.81%; aggregate total return, 1 year: 7.02%; aggregate total return, 5 years: 42.58%; aggregate total return, commencement of operations(*) to period end: 48.82%.

TAX EXEMPT BOND FUND (2/28/97): Average annual total return, 1 year: 4.25%; average annual total return, 5 years: 6.47%; average annual total return, 10 years: 6.40%; aggregate total return, 1 year: 4.25%; aggregate total return, 5 years: 36.81%; aggregate total return, 10 years: 86.01%.

NEW YORK TOTAL RETURN BOND FUND (3/31/97): Average annual total return, 1 year:
4.54%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 5.87%; aggregate total return, 1


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year: 4.54%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 18.40%.


GLOBAL STRATEGIC INCOME FUND (4/30/97):Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 0.61%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 0.61%.

INTERNATIONAL BOND FUND (3/31/97): Average annual total return, 1 year: 12.03%; average annual total return, 5 years: N/A; average annual total return, commencement of operations (*) to period end: 12.98%; aggregate total return, 1 year: 12.03%; aggregate total return, 5 years: N/A; aggregate total return commencement of operations (*) to period end: 32.92%.


DIVERSIFIED FUND (12/31/96):Average annual total return, 1 year: 13.68%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 12.43%; aggregate total return, 1 year: 13.68%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 47.35%.


U.S. EQUITY FUND (5/31/97): Average annual total return, 1 year: 25.21%; average annual total return, 5 years: 16.65%; average annual total return, ten years:
14.53%; aggregate total return, 1 year: 25.21%; aggregate total return, 5 years:
116.01%; aggregate total return, ten years: 288.17%.

U.S. SMALL COMPANY FUND (5/31/97): Average annual total return, 1 year: 9.44%; average annual total return, 5 years: 16.15%; average annual total return, 10 years: 11.11%; aggregate total return, 1 year: 9.44%; aggregate total return, 5 years: 111.43%; aggregate total return, 10 years: 186.69%.

INTERNATIONAL EQUITY FUND (4/30/97): Average annual total return, 1 year: 1.92%; average annual total return, 5 years: 8.77%; average annual total return, commencement of operations(*) to period end: 4.81%; aggregate total return, 1 year: 1.92%; aggregate total return, 5 years: 52.24%; aggregate total return, commencement of operations(*) to period end: 38.42%.

EMERGING MARKETS EQUITY FUND (4/30/97): Average annual total return, 1 year:
7.05%; average annual total return, 5 years: N/A; average annual total return, commencement of operations(*) to period end: 4.90%; aggregate total return, 1 year: 7.05%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations(*) to period end: 17.97%.


EUROPEAN EQUITY FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 17.10%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 17.10%.

JAPAN EQUITY FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of

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operations(*) to period end: (13.30)%; aggregate total return, 1 year: N/A;
aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: (13.30)%.

ASIA GROWTH FUND (12/31/96): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 2.13%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 2.13%.


DISCIPLINED EQUITY FUND (3/31/97): Average annual total return, 1 year: N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 1.40%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 1.40%.

INTERNATIONAL OPPORTUNITIES FUND (5/31/97): Average annual total return, 1 year:
N/A; average annual total return, 5 years: N/A; average annual total return commencement of operations(*) to period end: 4.70%; aggregate total return,
1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return commencement of operations(*) to period end: 4.70%.
--------------------


(*) The Federal Money Market, Short Term Bond, Diversified, Emerging Markets Equity, New York Total Return Bond, International Bond, European Equity, Japan Equity, Asia Growth, Disciplined Equity, International Opportunities and Global Strategic Income Funds commenced operations on January 4, 1993, July 8, 1993, July 8, 1993, November 15, 1993, April 11, 1994, December 1, 1994, February 29, 1996, February 29, 1996, February 29, 1996, January 3, 1997, February 26, 1997
and March 14, 1997, respectively. The predecessor JPM Pierpont Bond and International Equity funds commenced operations on March 11, 1988 and June 1, 1990, respectively.

         GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         In order to illustrate the benefits of balanced investing across asset classes over longer periods of time, the Diversified Fund may use performance data that will be based on the return of, as appropriate, the S&P 500 Index, the Salomon Brothers Broad Investment Grade Bond Index, the Frank Russell 2000 and

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2500 Indexes,  and the EAFE Index.  The quoted  performance will illustrate what results could have been achieved had the Fund invested specified percentages of the Fund's assets in classes of securities that would have produced a return equal to the relevant index over the time period at issue.

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return, or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         PRIME MONEY  MARKET,  TAX EXEMPT MONEY  MARKET,  FEDERAL  MONEY MARKET,
BOND, SHORT TERM BOND, TAX EXEMPT BOND, NEW YORK TOTAL RETURN BOND, INTERNATIONAL BOND AND GLOBAL STRATEGIC INCOME FUNDS. Portfolio transactions for the Portfolios corresponding to the Prime Money Market, Tax Exempt Money Market, Federal Money Market, Bond, Short Term Bond, Tax Exempt Bond, New York Total
Return Bond, International Bond and Global Strategic Income Funds will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios corresponding to the Prime Money Market, Federal Money Market, Bond, Tax Exempt Bond, New York Total Return Bond, Short Term Bond, International Bond and Global Strategic Income Funds may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover." The Tax Exempt Money Market Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.

         In connection with portfolio transactions for the Portfolios, the Advisor intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolios corresponding to the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds have a policy of investing only in securities with maturities of less than thirteen months, which policy will result

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in high portfolio turnovers.  The Portfolio corresponding to the Short Term Bond
Fund has a policy of maintaining a short duration, which policy will also result in a high portfolio turnover. Since brokerage commissions are not normally paid
on  investments  which  the  Portfolios  make,   turnover  resulting  from  such
investments should not adversely affect the net asset value or net income of the Portfolios.

     U.S. EQUITY, DISCIPLINED EQUITY, U.S. SMALL COMPANY, INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INTERNATIONAL OPPORTUNITIES, DIVERSIFIED, EUROPEAN EQUITY, JAPAN EQUITY AND ASIA GROWTH FUNDS. In connection with portfolio transactions for the Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best possible execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Portfolio review regularly the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Advisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Advisor's clients and not solely or necessarily for the benefit of an individual Portfolio. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Portfolios do not reduce their fee to the Advisor by any amount that might be attributable to the value of such services.

         The Portfolios or their predecessors corresponding to the U.S. Equity, U.S. Small Company, International Equity, Diversified, Emerging Markets Equity, European Equity, Japan Equity, Asia Growth and Disciplined Equity Funds paid the following approximate brokerage commissions for the indicated fiscal periods:

U.S. EQUITY FUND (May): 1996: $1,375,696; 1995: $1,179,132; 1994: $744,676.

U.S. SMALL COMPANY FUND (May): 1996: $1,554,459; 1995:$1,217,016; 1994:
$1,760,320.

INTERNATIONAL EQUITY FUND (October): 1996: $2,303,648; 1995: $1,691,642; 1994:
$1,413,238.

DIVERSIFIED FUND (June): 1996: $220,206; 1995: $145,589; 1994: $78,737.


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EMERGING MARKETS EQUITY FUND (October):1996: $1,840,532; 1995: $1,475,147; 1994:
$1,262,905.

EUROPEAN EQUITY FUND (December): 1996: $1,189,817; 1995: $143,417.

JAPAN EQUITY FUND (December): 1996: $1,245,419; 1995: $0.

ASIA GROWTH FUND (December): 1996: $881,897; 1995: $27,322.

DISCIPLINED  EQUITY  FUND (For the period  December  30, 1996  (commencement  of operations of the Disciplined Equity Portfolio) through March 31, 1997) (unaudited): $10,350.

         The increases in brokerage commissions reflected above were due to increased portfolio activity and an increase in net investments by investors in a Portfolio or its predecessor.

         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

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         If  a  Portfolio  that  writes  options  effects  a  closing   purchase
transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective January 9, 1997, the name of the Federal Money Market Fund was changed from The JPM Institutional Treasury Money Market Fund to The JPM Institutional Federal Money Market Fund, and the Fund's corresponding Portfolio changed its name accordingly. Effective May 12, 1997, the name of the Prime Money Market Fund was changed from The JPM Institutional Money Market Fund to The JPM Institutional Prime Money Market Fund, and the Fund's corresponding Portfolio changed its name accordingly. Effective May 12, 1997, the name of the U.S. Equity Fund was changed from The JPM Institutional Selected U.S. Equity Fund to The JPM Institutional U.S. Equity Fund, and the Fund's corresponding Portfolio changed its name accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to

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reimbursement  from the  general  assets of the  Fund.  The  Trustees  intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). To date shares of the 24 series described in this Statement of Additional Information have been authorized and are available for sale to the public. Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, PROVIDED, HOWEVER, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of

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shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of 24 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights

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of  different  categories  of  shareholders,  as might  be  required  by  future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.


         As of June 30, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

         Prime Money Market Fund -- Citibank - Private Bank (26.66%), J.W. Henry Trust U/A/D 7/27/90 J.W. Henry Trustee (6.83%), Morgan as Agent for Great Western Employee Savings Incentive Plan Trust - Chase Manhattan Bank as Trustee (6.68%), Morgan as Agent for N. Payson (6.09%), The Northern Trust Company as Trustee for T. Perrin (5.42%);

         Federal Money Market Fund --Morgan as Agent for Cantor Fitzgerald, Inc. (51.80%), Gwel Ventures (11.50%),S. Berson and/or I. Berson (6/67%), R. Felton (5.75%), Kings Highway Hospital Center, Inc. (5.62%)

         Tax Exempt Money Market Fund -- Morgan as Agent for Trust for H.F. Dickenson (39.34%), E.H. Skove(14.95%), Morgan as Agent for S.R. Wexner (11.23%);

         Bond Fund --Morgan as Agent for Ameritech Union Werfare Benefit Trust - Global Balanced U.S. Fixed Income - State Street Master Trust (6.59%);

         Short Term Bond Fund -- Morgan as Agent for Warner Lambert Benefits Trust (35.39%), Morgan as Agent for Florida Atlantic University Foundation - Non Endowed Fund (13.71%), Morgan as Agent for G.C. Bible Trust (7.90%), Morgan as Agent for H.G. Storr Trust (6.08%), Morgan as Agent for R.W.
         Murray Trust (6.04%);

         Tax Exempt Bond Fund -- Morgan as Agent for Engelhard Hanovia, Inc. (7.22%), Morgan as Agent for General Real Estate Employee Benefit Trust (5.73%);


          New York Total Return Bond Fund -- Morgan as Agent for Trust U/W of L.H.P. Klotz FBO R. Klotz (12.28%), Morgan as Agent for Trust for H.F. Dickenson (7.87%), Morgan as Agent for E.A. Barish (7.44%), Morgan as Agent for Shubert Organization (5.79%);



          International Bond Fund -- Charles Schwab & Co., Inc. Special Custody Account for Benefit of Customers (52.04%), Morgan as Agent for J. Urrutia (36.62%), Morgan as Agent for M. Soussou (6.13%);
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




         U.S. Equity Fund -- Morgan as Trustee for Major League Baseball Master Pension Trust (8.67%), Wachovia Bank of North Carolina, Trustee U/A DTD 1/1/88 for Newmont Gold Co. Master Pension Trust (7.19%), Morgan as Agent for Diversified Growth Fund (6.25%), Morgan as Trustee for Degussa Defined Benefit Trust (6.22%), Lin Television Corp. Retirement Plan - P.E. Maloney, J. Moylan and D. Jacobson (5.58%);

         Diversified Fund -- Celtic Insurance Company Ltd. (12.61%), Boston Foundation Inc. (11.04%), Morgan as Agent for Unifi Inc. Profit Sharing Plan Trust JPM Institutional Dividend Fund NationsBank Master Trust (10.49%), Westinghouse Personal Investment Plan Bankers Trust Co. as Trustee (7.56%), BG Sulzle Inc.Employee Pension Chase Manhattan Bank NA (5.78)Retirement Plan for Employees of Association American Arbitration Pension Committee (5.69%), T.J. Martell Foundation (5.25%);

         Emerging Markets Equity -- Batrus & Co. (10.82%), Morgan as Agent for Alfred P. Sloan Foundation (6.94%);

         International Equity Fund -- Blue Cross Blue Shield of North Carolina (5.80%);

          European Equity Fund -- Morgan as Agent for M.D. Palm (31.13%), Morgan as Agent for ASA Gent for C. Chan Family Trust (26.69%), Morgan as Agent for P. Ponzek Irrevocable Trust (23.57%), Morgan as Agent for J.A. Johnson and M. Isaacs (6.41%), Morgan as Agent for TR CO Florida NA (6.22%), Morgan as Agent for B. Price (5.94%);

          Japan Equity Fund -- Morgan as Agent for M.D. Palm (39.92%), Morgan as Agent for HEP Living Trust DTD 5/31/95 (26.13%), Charles Schwab & Co Inc. Special Custody Account for Benefit of Customers (20.65%), Morgan as Agent for J.M. Watkins (5.47%);

         Asia Growth Fund -- Morgan as Agent for P. Ponzek Irrevocable Trust (49.80%), Morgan as Agent for J.M. Watkins (30.05%),Morgan as Agent for M.D. Palm (16.28%), Morgan as Agent for J.A. Johnson and M. Isaacs (11.73%), Morgan as Agent for M.C. Ross Living Trust (7.53%);

         Disciplined Equity Fund -- The Queen's Health Systems (50.33%), Charles Schwab & Co. Inc. Special Custody Account for Benefit of Customers (13.95%), Morgan as Agent for 500 Property Management Corp.(6.94%);

         Global Strategic Income Fund -- Morgan as Agent for R. Lauder (42.43%), Morgan as Agent for the Dyson Foundation (15.76%), Morgan as Agent for Ameritech Union Werfare Benefit Trust - Global Balanced (7.82%), Morgan as Agent for B.K. Johnson (7.45%), Morgan as Agent for the Green Family Holdings (7.17%); and

         International Opportunities Fund -- Morgan as Agent for Diversified Growth Fund (13.90%), Hamill & Co. FBO JAR 67 Trust (5.08%), Morgan as Agent for Rowland Institute for Science (5.03%).



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         The address of each owner listed above is c/o Morgan, 522 Fifth Avenue,
New York, New York 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of each Fund.

TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies) held less than three months, but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         The Tax Exempt Money Market, Tax Exempt Bond and New York Total Return Bond Funds intend to qualify to pay exempt-interest dividends to their respective shareholders by having, at the close of each quarter of their respective taxable

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years, at least 50% of the value of their respective total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Funds which is properly designated as consisting of interest received by the Funds on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Funds, other than the alternative minimum tax under certain circumstances. In view of each of the above Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Funds may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances. See "Investment Objective(s) and Policies" in the Prospectus.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The U.S. Equity, Disciplined Equity, U.S. Small Company and Diversified Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction subject to applicable limitations under the Code. Distributions to corporate shareholders of the Prime Money Market, Tax Exempt Money Market, Federal Money Market, Tax Exempt Bond, New York Total Return Bond, Bond, Short Term Bond, International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds are not eligible for the dividends received deduction. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. See "Taxes" in the Prospectus for a discussion of the federal income tax treatment of any gain or loss realized on the redemption or exchange of a Fund's shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

         To maintain a constant $1.00 per share net asset value, the Trustees of the Prime Money Market, Tax Exempt Money Market and Federal Money Market Funds may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."


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         Gains or losses on sales of  portfolio  securities  will be  treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain options, futures and foreign currency contracts held by a Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Equity Portfolios may invest in Equity Securities of foreign issuers. If a Portfolio purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the corresponding Fund may be subject to federal income tax on a portion of an "excess distribution" from such foreign corporation or gain from the disposition of such

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



shares, even though a portion of such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund or its shareholders in respect of deemed unpaid taxes arising from such distributions or gains. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Funds would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         FOREIGN TAXES. It is expected that the International Bond, Global Strategic Income, U.S. Equity, Disciplined Equity, U.S. Small Company, International Equity, Emerging Markets Equity, International Opportunities, Diversified, European Equity, Japan Equity and Asia Growth Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. In the case of the International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds, so long as more than 50% in value of the total assets of the Fund (including its share of

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



the assets of the corresponding Portfolio) at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. These Funds will make such an election only if they deem it to be in the best interest of their respective shareholders. The Funds will notify their respective shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by each of the International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds from its foreign source net investment income will be treated as foreign source income. Each of these Funds' gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Bond, Global Strategic Income, International Equity, Emerging Markets Equity, International Opportunities, European Equity, Japan Equity and Asia Growth Funds.

         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

        OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund

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



continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Eligible Institutions as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


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



FINANCIAL STATEMENTS


         The following financial statements and the report thereon of Price Waterhouse LLP of each Fund are incorporated herein by reference from their respective annual report filings, if applicable, made with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The following financial statements of each Fund are incorporated herein by reference from their respective semi-annual report filings, if applicable, made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JP Morgan Funds Services at (800) 766-7722. Each Fund's financial statements include the financial statements of the Fund's corresponding Portfolio. The audited statement of assets and liabilities as of February 20, 1997 and independent auditors' report thereon for each of the Global Strategic Income Fund and the Global Strategic Income Portfolio are attached hereto. Interim unaudited financial statements as of March 31, 1997 for each of the Disciplined Equity Fund and the Disciplined Equity Portfolio are attached hereto fulfilling the Trust's undertaking to file a post-effective amendment on behalf of The Disciplined Equity Fund, using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such fund.




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





                                  Date of Semi-Annual      Date of Annual
                                  Report; Date Semi-       Report; Date Annual
                                  Annual Report Filed;     Report Filed; and
Name of Fund                      and Accession Number     Accession Number
--------------------------------- -----------------------  ---------------------


The JPM Institutional Prime       N/A                      11/30/96
Money Market Fund                                          01/30/97
                                                           0000912057-97-002304
The JPM Institutional Tax         02/28/97                 08/31/96
Exempt Money Market Fund          04/28/97                 11/06/96
                                  0000912057-97-014367     0000912057-96-024854
The JPM Institutional Federal     04/30/97                 10/31/96
Money Market Fund                 06/27/97                 12/30/96
                                  0000912057-97-022211     0000912057-96-030430
The JPM Institutional Short       04/30/97                 10/31/96
Term Bond Fund                    06/25/97                 01/08/97
                                  0000912057-97-021826     0000912057-97-000396
The JPM Institutional Bond        04/30/97                 10/31/96
Fund                              07/02/97                 01/08/97
                                  0000912057-97-023274     0000912057-97-000419
The JPM Institutional Tax         02/28/97                 08/31/96
Exempt Bond Fund                  04/28/97                 11/06/96
                                  0000912057-97-014264     0000912057-96-024847
The JPM Institutional U.S.        11/30/96                 05/31/96
Equity Fund                       02/04/97                 08/07/96
                                  0000912057-97-003000     0000912057-96-016487
The JPM Institutional U.S.        11/30/96                 05/31/96
Small Company Fund                02/04/97                 08/07/96
                                  0000912057-97-002995     0000912057-96-016490
The JPM Institutional             04/30/97                 10/31/96
International Equity Fund         06/27/97                 01/07/97
                                  0000912057-97-022097     0000912057-97-000342
The JPM Institutional             12/31/96                 06/30/96
Diversified Fund                  03/07/97                 09/06/96
                                  0000912057-97-008103     0000912057-96-019775
The JPM Institutional Emerging    04/30/97                 10/31/96
Markets Equity Fund               06/27/97                 01/08/97
                                  0000912057-97-022114     0000912057-97-000391
The JPM Institutional New York    N/A                      03/31/97
Total Return Bond Fund                                     06/05/97
                                                           0000912057-97-019653


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




------------------------------------------------
                                 Date of Semi-Annual       Date of Annual
                                 Report; Date Semi-        Report; Date Annual
                                 Annual Report Filed;      Report Filed; and
Name of Fund                     and Accession Number      Accession Number
-------------------------------- ------------------------  ------------------
The JPM Institutional Global     04/30/97                  N/A
Strategic Income Fund            06/27/97
                                 0000912057-97-022164
The JPM Institutional Japan      N/A                       12/31/96
Equity Fund                                                03/10/97
                                                           0000912057-97-008379
The JPM Institutional European   N/A                       12/31/96
Equity Fund                                                03/10/97
                                                           0000912057-97-008375
The JPM Institutional Asia       N/A                       12/31/96
Growth Fund                                                03/10/97
                                                           0000912057-97-008376
The JPM Institutional            03/31/97                  09/30/96
International Bond Fund          06/03/97                  12/06/96
                                 0000912057-97-019357      0000912057-96-028534

-------------------------------- ------------------------  -------------------


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



THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 20, 1997
-----------------------------------------------------------------------------

ASSETS

Investment in The Global Strategic Income
Portfolio ("Portfolio"), at value                   $100,000
Deferred Organization Expenses                        36,300
                                                    --------
      Total Assets                                   136,300
                                                    --------

LIABILITIES

Organization Expenses Payable                         36,300
                                                    --------
      Total Liabilities                               36,300
                                                    --------

NET ASSETS

Applicable to 10,000 Shares of Beneficial
Interest Outstanding (par value $0.001,
unlimited shares authorized)                        $100,000
                                                    ========

Net Asset Value, Offering and Redemption
Price Per Share                                     $  10.00
                                                    ========





The Accompanying Notes are an Integral Part of the Financial Statement.



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



THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENT
FEBRUARY 20, 1997
-----------------------------------------------------------------------------

1.  ORGANIZATION

The JPM  Institutional  Global Strategic Income Fund (the "Fund") is a series of
The JPM Institutional Funds, a Massachusetts business trust (the "Trust") organized on November 4, 1992 and an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was established on October 10, 1996, and has been inactive since that date except for matters relating to its organization, registration under federal securities laws and the sale of 10,000 shares (the "initial shares") of the Fund to FDI Distribution Services, Inc. ("FDSI"), the parent company of Funds Distributor, Inc. ("FDI"), the Trust's co-administrator and distributor.

The Fund will invest all of its investable assets in The Global Strategic Income Portfolio (the "Portfolio"), a trust organized under the laws of the state of New York. The Portfolio intends to register as an open-end management investment company and has the same investment objective and policies as the Fund.

The Fund has incurred $36,300 in organization expenses. These costs are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

2.  SERVICE AGREEMENTS WITH AFFILIATES

The Trust has entered into (i) an Administrative Services Agreement with Morgan Guaranty Trust Company of New York ("Morgan") to provide administrative and related services to the Trust and (ii) a Shareholder Servicing Agreement with Morgan pursuant to which Morgan will provide shareholder servicing to shareholders of the Fund. The Trust is a party to a Co-Administration Agreement and Distribution Agreement with FDI pursuant to which FDI provides co-administration and distribution services, respectively, for the Trust. The officers of the Trust, excluding its Chief Executive Officer, are employees of FDI. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall responsibilities for the affairs of the Trust. The Trustees of the Trust represent all the existing shareholders of Pierpont Group, Inc.



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



1177 Avenue of the Americas      Telephone 212 596 7000
New York, NY 10036               Facsimile 212 596 8910

PRICE WATERHOUSE LLP [logo]





REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder
of The JPM Institutional Global Strategic Income Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The JPM Institutional Global Strategic Income Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at February 20, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion expressed above.


/s/ Price Waterhouse LLP
Price Waterhouse LLP
New York, New York 10036
February 20, 1997



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



THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 20, 1997
-----------------------------------------------------------------------------

ASSETS

Cash                                                $100,010
Deferred Organization Expenses                        17,700
                                                    --------
      Total Assets                                   117,710
                                                    --------

LIABILITIES

Organization Expenses Payable                         17,700
                                                    --------
      Total Liabilities                               17,700
                                                    --------

NET ASSETS

Applicable to Investors' Beneficial Interests       $100,010
                                                    ========





The Accompanying Notes are an Integral Part of the Financial Statement.



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                                                        117

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENT
FEBRUARY 20, 1997
-----------------------------------------------------------------------------

1.  ORGANIZATION

The Global Strategic Income Portfolio (the "Portfolio") is a trust organized under the laws of the State of New York on January 9, 1997 and has been inactive since that date except for matters relating to its organization, registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $100,000 (the "initial interest") to The JPM Institutional Global Strategic Income Fund (the "Fund") and $10 to Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc.

The Portfolio has incurred $17,700 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio. As long as there is another investor in the Portfolio, the Portfolio will receive upon a redemption by FDI Distribution Services, Inc. (the purchaser of the Fund's initial shares) from the Fund a pro rata portion of the unamortized organization expenses of the Portfolio. The Fund has agreed that if it withdraws any of such interest prior to the fifth anniversary of the date the Portfolio commenced operations, the Fund will reduce the amount of its withdrawal from the Portfolio in an amount equal to the number resulting from multiplying the Portfolio's total unamortized organizational expenses by a fraction, the numerator of which is equal to the amount of initial interest redeemed by it and the denominator of which is equal to the amount of such interest held by it outstanding as of the date of such withdrawal, as long as the administrative position of the staff of the Securities and Exchange Commission requires such reimbursement.

2.  VALUATION OF INVESTORS' BENEFICIAL INTERESTS

At 4:15 p.m. New York time on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of(i) the aggregate net asset value of the Portfolio, effective for that day, and (ii) the percentage representing that investor's pro rata share of the aggregate beneficial interests in the Portfolio, on that day.

3.  SERVICE AGREEMENTS WITH AFFILIATES

The Portfolio has entered into an Investment Advisory Agreement with Morgan to provide investment advice and portfolio management services to the Portfolio. The Portfolio has also entered into an Administrative Services Agreement with Morgan to provide administrative and related services to the Portfolio. The Portfolio is a party to a Co-Administration Agreement with FDI pursuant to which FDI provides co-administration services for the Portfolio. The officers of the Portfolio, excluding its Chief Executive Officer, are employees of FDI. Pursuant to a separate agreement, FDI also serves as exclusive placement agent for the Portfolio's beneficial interests. The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall responsibilities for the affairs of the Portfolio. The Trustees of the Portfolio represent all the existing shareholders of Pierpont Group, Inc.

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




1177 Avenue of the Americas      Telephone 212 596 7000
New York, NY 10036               Facsimile 212 596 8910

PRICE WATERHOUSE LLP [logo]





REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors
of The Global Strategic Income Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of The Global Strategic Income Portfolio (the "Portfolio) at February 20, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion expressed above.


/s/ Price Waterhouse LLP
Price Waterhouse LLP
New York, New York 10036
February 20, 1997

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

MARCH 31, 1997

(UNAUDITED)

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 1997
-------------------------------------------------------------------

ASSETS
Investment in The Disciplined Equity Portfolio
("Portfolio"), at value                                  $38,686,274
Receivable for Shares of Beneficial Interest Sold          1,899,753
Receivable for Expense Reimbursements                         27,267
Deferred Organization Expenses                                 9,534
                                                         -----------
      Total Assets                                       40,622,828
                                                         -----------
LIABILITIES
Organization Expenses Payable                                  6,209
Shareholder Servicing Fee Payable                              3,355
Administrative Services Fee Payable                            1,049
Accrued Trustees' Fees and Expenses                              224
Administration Fee Payable                                       120
Fund Services Fee Payable                                         94
Accrued Expenses                                              27,105
                                                         -----------
      Total Liabilities                                       38,156
                                                         -----------
NET ASSETS
Applicable to 4,004,300 Shares of Beneficial Interest
Outstanding (par value $0.001, unlimited shares
authorized)                                              $40,584,672
                                                         ===========
Net Asset Value, Offering and Redemption Price Per Share      $10.14
                                                         ===========
ANALYSIS OF NET ASSETS
Paid-in Capital                                          $42,898,878
Undistributed Net Investment Income                           81,299
Accumulated Net Realized Loss on Investment                  (18,733)
Net Unrealized Depreciation of Investment                 (2,376,772)
                                                         -----------
      Net Assets                                         $40,584,672
                                                         ===========


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM JANUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO
MARCH 31, 1997
-------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net
of Foreign Withholding Tax of $43)                          90,637
Allocated Interest Income                                   12,560
Allocated Portfolio Expenses (Net
of Reimbursement of $14,340)                               (21,898)
                                                      ------------
     Net Investment Income Allocated from Portfolio         81,299

FUND EXPENSES
Registration Fees                         11,579
Professional Fees                          5,906
Shareholder Servicing Fee                  4,866
Transfer Agent Fees                        4,565
Printing Expenses                          4,291
Administrative Services Fee                1,524
Amortization of Organization Expenses        466
Trustees' Fees and Expenses                  224
Administration Fee                           164
Fund Services Fee                            122
Miscellaneous                              2,054
                                         -------
      Total Fund Expenses                 35,761
Less:  Reimbursement of Expenses         (35,761)
                                         -------
NET FUND EXPENSES                                                0
                                                      ------------
NET INVESTMENT INCOME                                       81,299
NET REALIZED LOSS ON INVESTMENT
ALLOCATED FROM PORTFOLIO                                   (18,733)
NET CHANGE IN UNREALIZED DEPRECIATION OF
INVESTMENT ALLOCATED FROM PORTFOLIO                     (2,376,772)
                                                      ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   ($2,314,206)
                                                      ============


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------

                                                        FOR THE PERIOD FROM
                                                          JANUARY 3, 1997
                                                          (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 1997
                                                             (UNAUDITED)
                                                             -----------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                             $81,299
Net Realized Loss on Investment Allocated from Portfolio          (18,733)
Net Change in Unrealized Depreciation of Investment
  Allocated from Portfolio                                     (2,376,772)
                                                              -----------
Net Decrease in Net Assets Resulting from Operations           (2,314,206)
                                                              -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold               42,898,878
                                                              -----------

Total Increase in Net Assets                                   40,584,672

NET ASSETS

Beginning of  Period                                                    0
                                                              -----------

End of Period (including undistributed net investment
    income of $81,299)                                        $40,584,672
                                                              ===========


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------

Selected data for a share outstanding throughout the period is as follows:

                                                    FOR THE PERIOD FROM
                                                      JANUARY 3, 1997
                                                      (COMMENCEMENT OF
                                                       OPERATIONS) TO
                                                        MARCH 31, 1997
                                                         (UNAUDITED)
                                                         -----------

NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.00
                                                           ------------


Income from Investment Operations
Net Investment Income                                              0.02
Net Realized and Unrealized Gain on Investment                     0.12
                                                           ------------
Total from Investment Operations                                   0.14
                                                           ------------

NET ASSET VALUE, END OF PERIOD                             $      10.14
                                                           ============

Total Return                                                       1.40%(a)
                                                           ============

Ratios and Supplemental  Data
Net Assets, End of Period (in thousands)                   $     40,585
Ratios to Average Net Assets
   Expenses                                                       0.45%(b)
   Net Investment Income                                          1.67%(b)
   Decrease Reflected in Expense Ratio due
   to Expense Reimbursement                                       1.03%(b)

-------------------------

(a)  Not Annualized

(b)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1997
-------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Disciplined Equity Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1997.

The  Fund  invests  all of its  investable  assets  in  The  Disciplined  Equity
Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (65% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

c) Substantially all the Fund's net investment income is declared as dividends and paid semi-annually. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

         d) The Fund incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Fund.

         e) The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

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                                                        125

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
------------------------------------------------------------------
f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2.  TRANSACTIONS WITH AFFILIATES

          a) The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co- Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from January 3, 1997 (commencement of operations) to March 31, 1997, the fee for these services amounted to $164.

          b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from January 3, 1997 (commencement of operations) to March 31, 1997, the fee for these services amounted to $1,524.

         In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.45% of the average daily net assets of the Fund through February 28, 1998. For the period from January 3, 1997 (commencement of operations) to March 31, 1997, Morgan has agreed to reimburse the Fund $35,761 for expenses that exceeded this limit.

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                                                        126

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
-------------------------------------------------------------------

c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the period from January 3, 1997 (commencement of operations) to March 31, 1997, the fee for these services amounted to $4,866.

d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $122 for the period from January 3, 1997 (commencement of operations) to March 31, 1997.

          e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $25.

3.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                             FOR THE PERIOD FROM
                                               JANUARY 3, 1997
                                              (COMMENCEMENT OF
                                                OPERATIONS) TO
                                                MARCH 31, 1997
                                                 (UNAUDITED)
                                                 -----------

Shares of beneficial interest sold               4,004,300

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



THE DISCIPLINED EQUITY PORTFOLIO
MARCH 31, 1997
(unaudited)

(THE FOLLOWING PAGES SHOULD BE READ IN CONJUNCTION
WITH THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
FINANCIAL STATEMENTS AS OF MARCH 31, 1997)

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                                                        128

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 1997
-----------------------------------------------------------------
              Security Description             Shares                 Value

COMMON STOCK (97.3%)

BASIC INDUSTRIES (4.8%)
AGRICULTURE  (0.1%)
Pioneer Hi-Bred International, Inc.             1,000             $   62,875
                                                                  ----------
CHEMICALS (2.4%)
Air Products and Chemicals, Inc.                  300                 20,362
Albemarle Corp.                                   300                  5,362
Crompton & Knowles Corp.                        1,000                 19,500
Cytec Industries, Inc.               +            700                 26,512
Dow Chemical Co.                                3,300                264,000
E.I. Du Pont De Nemours & Co.       (a)         7,800                826,800
Georgia Gulf Corp.                                100                  2,525
IMC Global, Inc.                                  400                 14,450
Lyondell Petrochemical Co.                      1,000                 22,875
PPG Industries Inc.                             2,100                113,400
Rohm & Haas Co.                                   700                 52,412
Union Carbide Corp.                             2,000                 88,500
                                                                 -----------
                                                                   1,456,698
                                                                 -----------
FOREST PRODUCTS & PAPER  (0.9%)
Boise Cascade Corp.                               900                 27,450
Bowater Inc.                                      800                 31,100
Champion International Corp.                    1,800                 81,900
James River Corp. of Virginia                   1,100                 32,037
Louisiana Pacific Corp.                         2,000                 41,500
Mead Corp.                                      1,000                 53,000
Temple-Inland, Inc.                             1,000                 52,500
Union Camp Corp.                                  600                 28,275
Weyerhaeuser Co.                                3,700                165,112
                                                                 -----------
                                                                     512,874
                                                                 -----------
METALS & MINING  (1.4%)
Alcan Aluminum Ltd.                               500                 16,937
Allegheny Teledyne, Inc.                        4,300                120,937
Aluminum Company of America (ALCOA)             4,300                292,400
Bethlehem Steel Corp.                +            700                  5,775
Freeport-McMoran Copper & Gold, Inc.            4,000                117,500
Nucor Corp.                                     2,100                 96,075
Reynolds Metals Co.                             1,500                 93,000
USX-U.S. Steel Group, Inc.                      1,200                 31,950
Worthington Industries, Inc.                    1,700                 32,619
                                                                 -----------
                                                                     807,193
                                                                 -----------
                    TOTAL BASIC INDUSTRIES                         2,839,640
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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                                                        129

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value
CONSUMER GOODS & SERVICES (23.8%)
AUTOMOTIVE  (2.0%)
Ford Motor Co.                                 17,200                539,650
General Motors Corp.                           10,600                586,975
Goodyear Tire and Rubber Co.                      400                 21,092
Lear Corp.                           +            900                 30,037
                                                                 -----------
                                                                   1,177,754
                                                                 -----------
AUTOMOTIVE SUPPLIES  (0.0%)*
Echlin, Inc.                                      800            $    27,200
                                                                 -----------
Broadcasting & Publishing  (1.1%)
Comcast Corp.                                   6,100                103,319
Cox Communications, Inc.             +          1,000                 20,625
R.R. Donnelley & Sons Co.                       3,100                108,112
TCI Satellite Entertainment, Inc. - A+            400                  3,075
Tele-Communications TCI, Series A    +         15,500                186,000
U.S. West, Inc. Media Group          +         14,100                262,612
                                                                 -----------
                                                                     683,743
                                                                 -----------
ENTERTAINMENT, LEISURE & MEDIA  (2.2%)
Carnival Corp.                                  2,100                 77,700
Circus Circus Enterprises, Inc.      +          2,500                 65,000
Disney (Walt) Co.                                 700                 51,100
Harrah's Entertainment, Inc.         +          2,600                 44,525
International Game Technology                   3,000                 48,375
ITT Corp.                            +          2,200                129,525
MGM Grand, Inc.                      +          1,100                 39,875
Mirage Resorts, Inc.                 +          3,400                 72,250
Time Warner Inc.                               10,900                471,425
Viacom, Inc., Class B                +          8,800                291,500
                                                                 -----------
                                                                   1,291,275
                                                                 -----------
FOOD, BEVERAGES & TOBACCO  (8.8%)
Anheuser Busch Companies Inc.                   6,600                278,025
Coca-Cola Co.                                  19,800              1,106,325
CPC International, Inc.                         1,900                155,800
General Mills, Inc.                             2,300                142,887
Heinz (H.J.) Company                            4,300                169,850
Hershey Foods Corp.                             1,600                 80,000
Kellogg Co.                                     3,000                201,750
Nabisco Holdings Corp., Class A                   700                 28,525
PepsiCo., Inc.                      (a)        22,400                730,800
Philip Morris Companies, Inc.       (a)        11,800              1,346,675
Ralston Purina Co.                              1,400                109,375
Sara Lee Corp.                                  6,400                259,200
Seagram Company Ltd.                            7,000                267,750
Unilever NV (ADR)                               2,100                391,125
                                                                 -----------
                                                                   5,268,087
                                                                 -----------
The Accompanying Notes are an Integral Part of the Financial Statements.

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                                                        130

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value

HOUSEHOLD APPLIANCES FURNISHINGS  (0.5%)
Black & Decker Corp.                            2,800                 89,950
Leggett & Platt, Inc.                           2,100                 68,250
Maytag Corp.                                      600                 12,375
Whirlpool Corp.                                 2,400                114,300
                                                                 -----------
                                                                     284,875
                                                                 -----------
HOUSEHOLD PRODUCTS  (2.1%)
Colgate-Palmolive Co.                             900                 89,662
Procter & Gamble Co.,               (a)         9,300              1,069,500
Rubbermaid, Inc.                                3,500                 87,062
                                                                 -----------
                                                                   1,246,224
                                                                 -----------
PERSONAL CARE  (1.0%)
Avon Products, Inc.                             1,800            $    94,500
Gillette Co.                                    7,300                530,162
                                                                 -----------
                                                                     624,662
                                                                 -----------
RESTAURANTS & HOTELS  (0.9%)
Extended Stay America, Inc.          +          1,200                 18,150
Hilton Hotels Corp.                             4,700                113,975
McDonald's Corp.                                8,500                401,625
                                                                 -----------
                                                                     533,750
                                                                 -----------
RETAIL  (5.0%)
Albertson's, Inc.                               4,300                146,200
AutoZone, Inc.                       +          2,500                 56,250
Circuit City Stores, Inc. - Circuit City Group  1,600                 53,400
Dayton Hudson Corp.                             1,600                 66,800
Federated Department Stores, Inc.    +          3,500                115,062
Footstar, Inc.                       +            100                  2,962
General Nutrition Companies, Inc.    +          1,400                 28,525
Hasbro Inc.                                     1,950                 53,381
Home Depot, Inc.                                1,600                 85,600
K Mart Corp.                         +          7,600                 92,150
Limited, Inc.                                   4,400                 80,850
Lowe's Companies, Inc.                          2,800                104,650
Mattel, Inc.                                    8,300                199,200
Nine West Group, Inc.                +            600                 26,850
Nordstrom, Inc.                                 1,400                 53,112
Penney (J.C.) Inc.                              4,300                204,787
Sears, Roebuck & Co.                            6,700                336,675
Toys 'R' Us, Inc.                    +          5,000                140,000
Wal-Mart Stores, Inc.               (a)        39,200              1,092,700
                                                                 -----------
                                                                   2,939,154
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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                                                        131

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
-----------------------------------------------------------------
              Security Description             Shares                 Value

TEXTILES  (0.2%)
Fruit of the Loom Inc.               +          1,600                 66,400
V.F. Corp.                                      1,100                 73,562
                                                                 -----------
                                                                     139,962
                                                                 -----------
                    TOTAL CONSUMER GOODS & SERVICES               14,216,686
                                                                 -----------
ENERGY (10.0%)
GAS EXPLORATION  (0.6%)
Enron Corp.                                     6,000                228,000
Pogo Producing Co.                                700                 25,200
Union Pacific Resources Group, Inc.             4,900                131,075
                                                                 -----------
                                                                     384,275
                                                                 -----------
NATURAL GAS  (0.4%)
PanEnergy Corp.                                 5,500                237,187
                                                                 -----------
OIL-PRODUCTION  (7.5%)
Anadarko Petroleum Corp.                        1,300                 72,962
Ashland Inc.                                    1,400                 56,350
Atlantic Richfield Co.,                         3,100                418,500
Chevron Corp.                                     100            $     6,962
Exxon Corp.                         (a)        18,400              1,982,600
Mobil Corp.                                     8,500              1,110,312
Royal Dutch Petroleum Co. (ADR)     (a)         2,900                507,500
Texaco Inc.                                       400                 43,800
Tosco Corp.                                     2,800                 79,800
Unocal Corp.                                    4,300                163,937
Valero Energy Corp.                               700                 25,462
                                                                 -----------
                                                                   4,468,185
                                                                 -----------
OIL-SERVICES  (1.5%)
Cooper Cameron Corp.                 +            600                 41,100
Diamond Offshore Drilling Inc.       +            700                 47,950
Dresser Industries, Inc.                        3,500                105,875
Global Marine, Inc.                  +          3,300                 70,950
Input/Output, Inc.                   +            200                  2,900
Noble Drilling Corp.                 +          2,400                 41,400
Schlumberger Ltd.                               4,700                504,075
Smith International, Inc.            +            800                 36,500
Western Atlas, Inc.                  +          1,100                 66,687
                                                                 -----------
                                                                     917,437
                                                                 -----------
                    TOTAL ENERGY                                   6,007,084
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value
FINANCE (14.7%)
BANKING  (7.1%)
Banc One Corp.                                  2,300                 91,425
Bancorp Hawaii, Inc.                              600                 25,725
Bank of Boston Corp.                            2,200                147,400
BankAmerica Corp.                                 600                 60,450
Bankers Trust New York Corp.                    1,200                 98,400
Barnett Banks, Inc.                               900                 41,850
Central Fidelity Banks, Inc.                      900                 24,806
Charter One Financial, Inc.                       800                 35,150
Chase Manhattan Corp.                           2,700                252,787
Citicorp                                        2,700                292,275
CoreStates Financial Corp.                      3,500                166,250
Crestar Financial Corp.                         1,700                 58,862
Deposit Guaranty Corp.                            600                 18,000
Dime Bancorp, Inc.                   +          1,800                 27,675
First Chicago NBD Corp.                         5,400                292,275
First Commerce Corp.                              600                 24,337
First Empire State Corp.                          100                 32,000
First Hawaiian, Inc.                              200                  6,200
First Tennessee National Corp.                  1,000                 42,375
First Union Corp.                               4,500                365,062
First Virginia Banks, Inc.                        500                 25,625
Firstar Corp.                                   2,300                 63,250
Fleet Financial Group, Inc.                     4,100                234,725
Golden West Financial Corp.                       900                 56,475
Great Western Financial Corp.                   2,000                 80,750
H.F. Ahmanson and Co.                           1,600                 58,400
Hibernia Corp.                                  1,900                 24,937
Household International Inc.                    1,500                129,187
Mark Twain Bancshares, Inc.                       400            $    20,200
Mercantile Bancorporation Inc.                    800                 42,400
Mercantile Bankshares Corp.                       700                 23,494
NationsBank Corp.                   (a)        12,200                675,575
North Fork Bancorporation, Inc.                   500                 18,062
Old Kent Financial Corp.                          700                 33,031
PNC Bank Corp.                                  1,700                 68,000
Provident Bancorp Inc.                            600                 21,000
Regions Financial Corp.                         1,000                 55,625
Republic New York Corp.                           900                 79,312
Signet Banking Corp.                            1,000                 29,500
Southern National Corp.                           400                 14,900
Southtrust Corp.                                1,700                 61,519
Standard Federal Bancorporation                   100                  5,800
Summit Bancorp                                    700                 30,625
TCF Financial Corp.                               600                 23,775
Union Planters Corp.                            1,000                 40,625
United Carolina Bancshares, Inc.                1,500                 63,844
Washington Federal, Inc.                          700                 15,969
Washington Mutual, Inc.                         2,000                 96,625
Wilmington Trust Corp.                            500                 21,375
                                                                 -----------
                                                                   4,217,909
                                                                 -----------
The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value
FINANCIAL SERVICES  (3.4%)
Advanta Corp.                                     600                 15,562
Associates First Capital Corp., Class A           900                 38,700
Bear Stearns Companies, Inc.                    2,000                 52,500
Beneficial Corp.                                  900                 58,162
Contifinancial Corp.                 +            700                 21,700
Dean Witter Discover & Co.                      2,200                 76,725
Edwards (A.G.), Inc.                            1,000                 30,750
Federal Home Loan Mortgage Corporation         11,300                307,925
Federal National Mortgage Association          18,500                668,312
Finova Group, Inc.                                400                 27,050
First USA, Inc.                                 6,500                275,437
Lehman Brothers Holdings, Inc.                  1,500                 43,687
Money Store, Inc.                                 900                 18,844
Morgan Stanley Group, Inc.                      4,500                264,375
Paine Webber Group Inc.                         1,300                 36,725
Salomon, Inc.                                   1,800                 89,775
                                                                 -----------
                                                                   2,026,229
                                                                 -----------
INSURANCE  (4.2%)
Aetna Inc.                                      1,100                 94,462
American General Corp.                          4,900                199,675
American International Group, Inc.              4,500                528,187
Chubb Corp.                                     4,200                226,275
CIGNA Corp.                                       900                131,513
General Re Corporation                          1,400                221,200
ITT Hartford Group, Inc.                          500                 36,063
Lincoln National Corp.                          2,500                133,750
MBIA, Inc.                                      1,000                 95,875
Ohio Casualty Corp.                               300                 12,263
PMI Group, Inc.                                   800                 40,100
Progressive Corp.                               1,600            $   102,200
Providian Corp.                                 2,300                123,050
Safeco Corp.                                    2,700                108,506
St. Paul Companies, Inc.                        1,400                 90,825
Torchmark Corp.                                 1,700                 94,138
Transamerica Corp.                              1,600                143,200
Unum Corp.                                      1,800                131,400
                                                                 -----------
                                                                   2,512,682
                                                                 -----------
                    TOTAL FINANCE                                  8,756,820
                                                                 -----------
HEALTH CARE (10.1%)
HEALTH SERVICES  (3.1%)
Apria Healthcare Group, Inc.         +            500                  9,063
Columbia / HCA Healthcare Corp.     (a)         7,600                255,550
Health Care & Retirement Corp.       +          1,800                 51,750
Health Management Associates, Inc.   +          2,000                 47,500
Humana, Inc.                         +          6,700                147,400
Manor Care, Inc.                                2,600                 63,375


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
-----------------------------------------------------------------
              Security Description             Shares                 Value

HEALTH CARE (CONTINUED)
Perkin-Elmer Corp.                              1,900                122,313
Tenet Healthcare Corp.               +         12,400                305,350
United Healthcare Corp.                         7,700                366,713
Value Health, Inc.                             23,300                431,050
Vivra, Inc.                          +          1,800                 48,600
                                                                 -----------
                                                                   1,848,664
                                                                 -----------
MEDICAL SUPPLIES  (0.3%)
Bard (C.R.), Inc.                               2,400                 68,400
Bausch & Lomb, Inc.                             2,300                 90,850
Biomet, Inc.                                    2,100                 35,569
                                                                 -----------
                                                                     194,819
                                                                 -----------
Pharmaceuticals  (6.7%)
Alza Corp.                           +          3,100                 85,250
American Home Products Corp.        (a)        15,700                942,000
Bristol-Myers Squibb Co.                       12,700                749,300
Forest Laboratories, Inc.            +            500                 18,813
Johnson & Johnson                               2,500                132,188
Merck & Company, Inc.                           5,100                429,675
Pfizer, Inc.                                    4,300                361,738
Schering-Plough Corp.                           9,100                662,025
Warner-Lambert Co.                              6,700                579,550
Watson Pharmaceuticals, Inc.         +          1,000                 35,625
                                                                 -----------
                                                                   3,996,164
                                                                 -----------
                    TOTAL HEALTH CARE                              6,039,647
                                                                 -----------
INDUSTRIAL PRODUCTS & SERVICES (9.3%)
BUILDING MATERIALS  (0.2%)
Owens Corning                                   1,700                 68,425
USG Corp.                            +          1,500                 47,063
                                                                 -----------
                                                                     115,488
                                                                 -----------
CAPITAL GOODS  (0.4%)
Cummins Engine Company, Inc.                      600            $    30,750
Eastman Kodak Co.                                 900                 68,287
Eaton Corp.                                     1,300                 92,138
Foster Wheeler Corp.                              600                 21,225
Precision Castparts Corp.                         200                 10,200
                                                                 -----------
                                                                     222,600
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
-----------------------------------------------------------------
              Security Description             Shares                 Value

COMMERCIAL SERVICES  (0.3%)
Ecolab, Inc.                                      800                 30,400
Service Corp. International                     4,500                133,875
                                                                 -----------
                                                                     164,275
                                                                 -----------
DIVERSIFIED MANUFACTURING  (6.2%)
AlliedSignal, Inc.                              7,900                562,875
Cooper Industries, Inc.                         1,900                 82,413
General Electric Co.                           10,400              1,032,200
General Motors Corp., Class H                  10,400                564,200
ITT Industries, Inc.                            3,200                 71,600
Johnson Controls, Inc.                          1,200                 96,600
Monsanto Co.                                    5,400                206,550
Olin Corp.                                        300                 11,925
Parker Hannifin Corp.                           1,100                 47,025
Raychem Corp.                                   1,200                 98,850
Tenneco, Inc. - New Shares                      4,800                187,200
Tyco International Ltd.                         4,600                253,000
Xerox Corp.                                     9,100                517,563
                                                                 -----------
                                                                   3,732,001
                                                                 -----------
ELECTRICAL EQUIPMENT  (0.8%)
Emerson Electric Co.                            7,100                319,500
Grainger (W.W.), Inc.                           1,100                 81,400
National Service Industries Inc.                  700                 27,388
UCAR International, Inc.             +            800                 31,700
                                                                 -----------
                                                                     459,988
                                                                 -----------
MACHINERY  (0.5%)
Caterpillar, Inc.                               3,200                256,800
Ingersoll-Rand Co.                              1,600                 69,800
                                                                 -----------
                                                                     326,600
                                                                 -----------
MISCELLANEOUS  (0.1%)
Fluor Corp.                                       900                 47,250
                                                                 -----------
POLLUTION CONTROL  (0.8%)
Browning-Ferris Industries, Inc.                  600                 17,325
Wheelabrator Technologies Inc.                  2,300                 30,188
WMX Technologies, Inc.                         13,500                413,438
                                                                 -----------
                                                                     460,951
                                                                 -----------
                    TOTAL INDUSTRIAL PRODUCTS & SERVICES           5,529,153
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value
TECHNOLOGY (14.6%)
AEROSPACE  (2.3%)
Boeing Co.                                      2,900            $   286,013
Coltec Industries, Inc.              +          2,100                 38,850
General Dynamics Corp.                            500                 33,688
Lockheed Martin Corp.,                          1,500                126,000
McDonnell Douglas Corp.                        12,400                756,400
Northrop Grumman Corp.                            500                 37,813
Raytheon Co.                                    2,000                 90,250
                                                                 -----------
                                                                   1,369,014
                                                                 -----------
COMPUTER PERIPHERALS  (0.5%)
EMC Corp.                            +          4,900                173,950
Gateway 2000, Inc.                   +            500                 25,656
Quantum Corp.                        +          1,400                 54,163
Read-Rite Corp.                      +            600                 15,188
                                                                 -----------
                                                                     268,957
                                                                 -----------
COMPUTER SOFTWARE  (1.8%)
Adobe Systems, Inc.                               400                 16,025
Autodesk, Inc.                                    700                 21,744
Computer Associates International, Inc.         5,000                194,375
Microsoft Corp.                      +          5,700                522,619
Oracle Corp.                         +          9,000                347,063
                                                                 -----------
                                                                   1,101,826
                                                                 -----------
COMPUTER SYSTEMS  (3.9%)
Apple Computer, Inc.                 +          1,700                 31,131
Compaq Computer Corp.                +          5,700                436,763
Dell Computer Corp.                  +          1,500                101,531
Hewlett-Packard Co.                             7,600                404,700
International Business Machines Corp.(a)        8,100              1,112,738
Silicon Graphics, Inc.               +          2,400                 46,818
Sun Microsystems, Inc.               +          7,700                221,856
                                                                 -----------
                                                                   2,355,537
                                                                 -----------
ELECTRONICS  (1.4%)
Bay Networks, Inc.                   +          2,600                 46,475
Cisco Systems, Inc.                  +         13,700                660,169
Harris Corp.                                      700                 53,813
Sensormatic Electronics Corp.                   1,400                 23,625
Sunstrand Corp.                                   300                 13,013
Symbol Technologies, Inc.                         600                 28,950
                                                                 -----------
                                                                     826,045
                                                                 -----------


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value

INFORMATION PROCESSING  (0.8%)
Electronic Data System Corp. New                4,000                161,500
First Data Corp.                                9,400                318,425
                                                                 -----------
                                                                     479,925
                                                                 -----------
SEMICONDUCTORS  (3.5%)
Applied Materials, Inc.              +          2,400                111,150
Intel Corp.                         (a)        12,700              1,766,094
National Semiconductor Corp.         +          2,400                 66,000
Texas Instruments, Inc.                         2,000            $   149,750
Xilinx, Inc.                         +            300                 14,606
                                                                 -----------
                                                                   2,107,600
                                                                 -----------
TELECOMMUNICATIONS  (0.2%)
360 Communications Co.               +          3,100                 53,475
Airtouch Communications, Inc.        +          1,200                 27,600
Paging Network, Inc.                 +          2,100                 16,997
                                                                 -----------
                                                                      98,072
                                                                 -----------
TELECOMMUNICATIONS-EQUIPMENT  (0.2%)
Lucent Technologies, Inc.                       2,300                121,325
                                                                 -----------
                    TOTAL TECHNOLOGY                               8,728,301
                                                                 -----------
TRANSPORTATION (1.4%)
AIRLINES  (0.3%)
AMR Corp.                            +          1,200                 99,000
Comair Holdings Inc.                              200                  4,338
Delta Airlines, Inc.                              300                 25,238
Southwest Airlines Co.                          1,900                 42,038
                                                                 -----------
                                                                     170,614
                                                                 -----------
RAILROADS  (1.0%)
Burlington Northern Santa Fe                    2,100                155,400
CSX Corp.                                       2,900                134,850
Norfolk Southern Corp.                          1,700                144,925
Union Pacific Corp.                             3,300                187,275
                                                                 -----------
                                                                     622,450
                                                                 -----------
TRUCK & FREIGHT CARRIERS  (0.1%)
Consolidated Freightways Corp.       +            100                  1,194
Consolidated Freightways, Inc.                    300                  8,138
Ryder System, Inc.                                900                 26,325
                                                                 -----------
                                                                      35,657
                                                                 -----------
                    TOTAL TRANSPORTATION                             828,721
                                                                 -----------
The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
              Security Description             Shares                 Value

UTILITIES (8.6%)
ELECTRIC  (2.5%)
Allegheny Power System, Inc.                    1,600                 47,400
American Electric Power Co.                     2,700                111,375
Central & South West Corp.                      2,900                 61,988
Cinergy Corp.                                     800                 27,300
Consolidated Edison Co. of New York, Inc.       3,200                 96,000
Dominion Resources, Inc.                        2,500                 90,938
DTE Energy Co.                                  2,000                 53,750
Edison International                            2,400                 54,000
Entergy Corp.                                   3,100                 75,950
GPU, Inc.                                         600                 19,275
Houston Industries, Inc.                        3,200                 66,800
Illinova Corp.                                  1,000                 22,875
New England Electric System                       900                 30,938
Niagara Mohawk Power Corp.           +            700                  5,950
Northeast Utilities                               500            $     3,938
Northern States Power Co.                       1,800                 85,275
P P & L Resources, Inc.                         2,200                 44,550
Peco Energy Co.                                 3,000                 61,125
PG&E Corp.                                      5,700                133,950
Pinnacle West Capital Corp.                     1,200                 36,150
Potomac Electric Power Co.                      1,700                 41,650
Southern Co.                                    9,300                196,463
Teco Energy, Inc.                                 400                  9,600
Unicom Corp.                                    3,400                 66,300
Union Electric Co.                                500                 18,438
Wisconsin Energy Corp.                            900                 22,050
                                                                 -----------
                                                                   1,484,028
                                                                 -----------
TELEPHONE  (6.1%)
Ameritech Corp.                                 2,000                123,000
AT & T Corp.                                   26,900                934,775
Bell Atlantic Corp.                             1,800                109,575
Frontier Corp.                                  2,600                 46,475
GTE Corp.                                      16,000                746,000
MCI Communications Corp.                       11,400                405,413
NYNEX Corp.                                     2,100                 95,813
SBC Communications, Inc.                       10,100                531,513
Sprint Corp.                                    7,200                327,600
US West Communications Group                      600                 20,400
WorldCom, Inc.                       +         14,400                315,900
                                                                 -----------
                                                                   3,656,464
                                                                 -----------
WATER  (0.0%)*
American Water Works, Inc.                        400                  8,400
                                                                 -----------
                    TOTAL UTILITIES                                5,148,892
                                                                 -----------
TOTAL COMMON STOCK (cost $60,565,765)                             58,094,944

The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 1997
-----------------------------------------------------------------
                                    Principal
               Security Description                 Amount            Value

SHORT-TERM INVESTMENTS (2.6%)
REPURCHASE AGREEMENT (2.4%)
State Street Repurchase Agreement, dated
03/31/97 due 04/01/97, proceeds $1,460,203
(collateralized by U.S. Treasury Note, 5.00%,
due 02/15/99, valued at $1,491,000)               $1,460,000     $ 1,460,000
                                                                 -----------

U.S. TREASURY OBLIGATIONS (0.2%)
United States Treasury Bills, 5.04%
  due 07/31/97 (a)                                    75,000          73,694
United States Treasury Bills, 5.08%
  due 07/17                                           50,000          49,218
                                                                 -----------
                    TOTAL U.S. TREASURY OBLIGATIONS                  122,912
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,582,974)                                                $ 1,582,912
                                                                 -----------
TOTAL INVESTMENTS (cost $62,148,739) (99.9%)                      59,677,856
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                          38,755
                                                                 -----------
NET ASSETS (100.0%)                                              $59,716,611
                                                                 ===========
----------------------------------

Note: For Federal Income Tax purposes, the cost of securities at March 31, 1997, was substantially the same as the cost of securities for financial statement purposes.

+ Non-income producing security

* Less than 0.1%

ADR-Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

(a) Security is fully or partially segregrated as collateral for futures contracts. Total market value of collateral is $3,815,600.


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES  (UNAUDITED)
MARCH 31, 1997
-----------------------------------------------------------------

ASSETS
Investments at Value (Cost $62,148,739 )                         $59,677,856
Cash                                                                   1,939
Receivable for Investments Sold                                      325,015
Dividends Receivable                                                  91,278
Receivable for Expense Reimbursement                                  23,970
Deferred Organization Expenses                                         9,501
Interest Receivable                                                    7,448
                                                                 -----------
                        Total Assets                              60,137,007
                                                                 -----------
LIABILITIES
Payable for Investments Purchased                                    315,365
Variation Margin Payable                                              31,758
Custody Fee Payable                                                   19,809
Advisory Fee Payable                                                  18,253
Organization Expenses Payable                                         10,000
Administrative Services Fee Payable                                    1,631
Accrued Trustees' Fees and Expenses                                      456
Fund Services Fee Payable                                                144
Administration Fee Payable                                               126
Accrued Expenses                                                      22,854
                                                                 -----------
                        Total Liabilities                            420,396
                                                                 -----------
NET ASSETS
Applicable to Investors' Beneficial Interests                    $59,716,611
                                                                 ===========


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS  (UNAUDITED)
FOR THE PERIOD FROM DECEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997
-----------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax of $67 )           $179,967
Interest Income                                                      19,871
                                                                -----------
                        Investment Income                           199,838

EXPENSES
Advisory Fee                                         34,580
Professional Fees and Expenses                       20,064
Custodian Fees and Expenses                          19,809
Administrative Services Fee                           3,104
Printing Expenses                                     1,940
Amortization of Organization Expenses                   499
Trustees' Fees and Expenses                             463
Registration Fees                                       323
Fund Services Fee                                       303
Administration Fee                                      244
Miscellaneous                                           529
                                                  ---------
                         Total Expenses              81,858
Less:  Reimbursement of Expenses                    (37,398)
                                                  ---------
Net Expenses                                                         44,460
                                                                 ----------
NET INVESTMENT INCOME                                               155,378

NET REALIZED GAIN ON INVESTMENTS
(including $15,458 net realized gain from futures contracts)        104,791

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS
(including $57,652 net unrealized depreciation from futures      (2,528,535)
                                                                 ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            ($2,268,366)
                                                                 ==========


The Accompanying Notes are an Integral Part of the Financial Statements.

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



THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------

                                                        FOR THE PERIOD FROM
                                                          DECEMBER 30, 1996
                                                          (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 1997
                                                             (UNAUDITED)
                                                             -----------
INCREASE IN NET ASSETS
From Operations
Net Investment Income                                           $155,378
Net Realized Gain on Investments                                 104,791
Net Change in Unrealized Depreciation of Investments          (2,528,535)
                                                             -----------
  Net Decrease in Net Assets Resulting from Operations        (2,268,366)
                                                             -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                 61,999,698
Withdrawals                                                      (14,721)
                                                             -----------
  Net Increase from Investors' Transactions                   61,984,977
                                                             -----------
  Total Increase in Net Assets                                59,716,611

NET ASSETS
Beginning of Period                                                    0
                                                             -----------
End of Period                                                $59,716,611
                                                             ===========
SUPPLEMENTARY  DATA
                                                        FOR THE PERIOD FROM
                                                          DECEMBER 30, 1996
                                                          (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 1997
                                                             (UNAUDITED)
                                                             -----------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                 0.45%(a)
    Net Investment Income                                    1.57%(a)
    Decrease Reflected in Expense Ratio
       due to Expense Reimbursement                          0.38%(a)
     Portfolio Turnover                                      8.45%(b)
     Average Broker Commissions                           $0.0101
----------------------
(a) Annualized.
(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

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THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31,1997
-----------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


The Disciplined Equity Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on December 30, 1996. The Portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

          a) The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

          b) Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are
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THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1997

         recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

         FUTURES CONTRACTS
                                                                 PRINCIPAL
                                                                   AMOUNT
                                    NUMBER OF CONTRACTS         OF CONTRACTS
         Contracts opened                   12                    $4,712,586
         Contracts closed                   (8)                   (3,138,934)
                                             -                    ----------
         Open at end of period               4                    $1,573,652
                                             =                    ==========
         SUMMARY OF OPEN CONTRACTS AT MARCH 31, 1997

                                         CONTRACTS LONG       NET UNREALIZED
                                                               DEPRECIATION

         S&P 500, due June 1997              4                    $57,652

c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

e) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued

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



THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31,1997
-----------------------------------------------------------------

         interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

f) The Portfolio incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Portfolio.

g) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2.  TRANSACTIONS WITH AFFILIATES

a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the period from December 30, 1996 (commencement of operations) to March 31, 1997, this fee amounted to $34,580.

          b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the
     Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from December 30, 1996 (commencement of operations) to March 31, 1997, the fee for these services amounted to $244.

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



THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31,1997
-----------------------------------------------------------------

          c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds, and JPM Series Trust. For the period from December 30, 1996 (commencement of operations) to March 31, 1997, the fee for these services amounted to $3,104.

         In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.45% of the average daily net assets of the Portfolio through February 28,1998. For the period from December 30,1996 (commencement of operations) to March 31,1997, Morgan has agreed to reimburse the Portfolio $37,398 for expenses under this agreement.

d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $303 for the period from December 30, 1996 (commencement of operations) to March 31, 1997.

          e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $60.

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



THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31,1997
-----------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from December 30, 1996 (commencement of operations) to March 31, 1997 were as follows:

              COST OF            PROCEEDS
              PURCHASES          FROM SALES

              $63,108,114        $2,633,155

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                                                        148

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.






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                                       A-1

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded

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                                       A-2
during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

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                                       A-3

APPENDIX B


ADDITIONAL INFORMATION CONCERNING NEW YORK MUNICIPAL OBLIGATIONS


         The following information is a summary of special factors affecting investments in New York municipal obligations. It does not purport to be a complete description and is based on information from the supplement (dated June 6, 1997) to the Annual Information Statement of the State of New York dated July 26, 1996, as updated January 31 1997, and other sources of information. The factors affecting the financial condition of New York State (the "State") and New York City (the "City") are complex and the following description constitutes only a summary.

GENERAL

         The State is among the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The State has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

         The State has historically been one of the wealthiest states in the nation. The State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Historically, the older northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         Although industry and commerce are broadly spread across the State, particular activities are concentrated in the following areas: Westchester County -- headquarters for several major corporations; Buffalo -- diverse manufacturing base; Rochester -- manufacture of photographic and optical equipment; Syracuse and Utica-Rome area -- production of machinery and transportation equipment; Albany-Troy-Schenectady -- government and education center and production of electrical products; Binghampton -- original site of the International Business Machines Corporation and continued concentration of employment in computer and other high technology manufacturing; and the City -- headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of major radio and television broadcasting networks, many national magazines and a substantial portion of the nation's book publishers. The City also retains leadership in the design and manufacture of men's and women's apparel and is traditionally a tourist destination.

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                                       B-1

ECONOMIC OUTLOOK

U. S. ECONOMY

         The State has updated its mid-year forecast of national and State economic activity through the end of calendar year 1998. The current projection is for slightly slower growth than expected in October 1996. The revised forecast projects real GDP growth of 2.3 percent in 1997, which is the same rate now estimated for 1996, followed by a 2.4 percent increase in 1998. The growth of nominal GDP is expected to rise from 4.3 percent in 1996 to 4.5 percent in 1997 and 4.8 percent in 1998. The inflation rate is expected to remain stable at
2.9 percent in 1997 and decrease to 2.8 percent in 1998. The annual rate of job growth is expected to slow to 1.6 percent in both 1997 and 1998, down from the
2.0 percent increase in 1996. Growth in personal income and wages are expected to slow accordingly in 1997 and 1998.

STATE ECONOMY

         The State economic forecast has been changed only slightly from the one formulated in October 1996. Moderate growth is projected to continue in 1997 for employment, wages, and personal income, followed by a slight slowing in 1998. Personal income is estimated to have grown by 5.2 percent in 1996, fueled in part by an unusually large increase in financial sector bonus payments, and is projected to grow 4.5 percent in 1997 and 4.2 percent in 1998. Overall employment growth will continue at a modest rate, reflecting the moderate growth of the national economy, continued spending restraint in government and restructuring in the health care, social service and banking sectors.

STATE FINANCIAL PLAN

         The  State  Constitution   requires  the  Governor  to  submit  to  the
legislature a balanced executive budget which contains a complete plan of expenditures (the "State Financial Plan") for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. A final budget must be approved before the statutory deadline of April 1. The State Financial Plan is updated quarterly pursuant to law.

1997-98 STATE FINANCIAL PLAN

         The Governor presented his 1997-98 executive budget to the legislature on January 14, 1997. The executive budget also contains financial projections for the State's 1998-99 and 1999-2000 fiscal years, detailed estimates of receipts and an updated capital plan. It is expected that the Governor will prepare amendments to his executive budget as permitted under law and that these amendments will be reflected in a revised State Financial Plan to be released on or before February 13, 1997. There can be no assurance that the legislature will enact the executive budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth in the State Financial Plan.


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                                       B-2

         The 1997-98 State Financial Plan projects balance on a cash basis in the General Fund. It reflects a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the current fiscal year. Total General Fund disbursement and transfers to other funds are projected to be $32.84 billion, a decrease of $56 million from spending totals projected for the current fiscal year. As compared to the 1996-97 State Financial Plan, the executive budget proposes a year-to-year decline in General Fund spending of
0.2 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 1.2 percent. Spending from all governmental funds (excluding transfers) is proposed to increase by 2.2 percent from the prior fiscal year.

         The executive budget proposes $2.3 billion in actions to balance the 1997-98 State Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1997-98 were projected to grow by approximately 4 percent. This increase would have resulted from growth in Medicaid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation and the loss of non-recurring resources that offset spending in 1996-97. General Fund receipts were projected to fall by roughly 3 percent. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1996-97 and implementation of previously enacted tax reduction programs.

         The executive budget proposes to close this gap primarily through a series of spending reductions and Medicaid cost containment measures, the use of a portion of the 1996-97 projected budget surplus and other actions. The 1997-98 State Financial Plan projects receipts of $32.88 billion and spending of $32.84 billion, allowing for a deposit of $24 million into the Contingency Reserve Fund ("CRF") and a year-ending CRF reserve of $65 million, and a required repayment of $15 million to the Tax Stabilization Reserve Fund ("TSRF").

         The State has not yet adopted a budget for the 1997-98 fiscal year, which began on April 1, 1997. Debt service appropriations for existing State-supported obligations have been enacted for the entire 1997-98 fiscal year. Legislation extending certain revenue-raising authority and making interim appropriations for State personal service costs, various grants to local governments and certain other items has been submitted by the Governor and enacted by the legislature for the period through June 20, 1997. The Division of the Budget expects that, if the 1997-98 budget is not enacted by that date, additional interim appropriations will be submitted by the Governor and enacted by the legislature. While there can be no assurances that a protracted delay in adoption of the 1997-98 budget will not have an adverse impact on the State Financial Plan, the Division of the Budget believes that continued reliance upon interim appropriations and extension of existing law would not produce a materially adverse impact on the State's cash flow position.

         On February 13, 1997 the Governor submitted amendments to his executive budget as permitted under the State Constitution. These amendments had the effect

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of increasing  total  disbursements  by $63 million,  fully offset by additional resources expected to be available in 1997-98. The 1997-98 State Financial Plan, as amended, continued to project balance on a cash basis in the General Fund. Total General Fund receipts and transfers from other funds were projected to be $32.94 billion. Total General Fund disbursements and transfers to other funds were projected to be $32.90 billion.

         On March 10, 1997 the legislature and the Governor conducted a consensus economic and revenue forecasting process as required under law. As a part of the consensus revenue forecasting process, the Division of the Budget updated the economic forecast upon which receipts estimates are based. The forecast for income growth in 1997 was increased modestly to the 5.2 to 5.6 percent range, consistent with an economic outlook of modest growth in the State's economy and moderate inflation. A complete revision to the State's economic forecast will accompany the adopted budget and 1997-98 State Financial Plan.

         Since the submission of amendments to the executive budget, discussions between the Governor and the State legislature have focused on the level of resources available to finance the 1997-98 State Financial Plan, as well as various approaches for resolving differences in a variety of programmatic areas. The executive branch has identified approximately $1.56 billion in unbudgeted resources for use in the 1997-98 State Financial Plan. The Governor has indicated his willingness to seek agreement on an adopted budget for the 1997-98 fiscal year that addresses both executive and legislative priorities and any newly identified costs to the State within the constraints of available resources and a balanced State Financial Plan.

         These additional resources have arisen primarily from revenues produced by stronger-than-expected growth in the State's economy and higher final personal income tax payments for the 1996 tax year; an additional $373 million in non-recurring 1996-97 cash resources (discussed in the heading entitled "1996-97 State Financial Plan" below); and approximately $200 million in non-recurring federal aid for reimbursement of previous costs incurred by the State for providing child protective services.

1996-97 STATE FINANCIAL PLAN

         The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a 1996-97 General Fund cash surplus as reported by the Division of the Budget of approximately $1.4 billion. The cash surplus was derived primarily from higher-than-expected revenues and lower-than-expected spending for social services programs. Of the cash surplus amount, $1.05 billion was previously budgeted by the Governor in his executive budget to finance the 1997-98 State Financial Plan, and the additional $373 million is available for use in financing the 1997-98 State Financial Plan when enacted by the legislature.

         The General Fund closing fund balance was $433 million. Of that amount, $317 million was in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. The TSRF can be used in the event of any future General Fund deficit, as provided under the State Constitution and State finance law. In addition, $41 million remains on deposit in the CRF. This

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fund  assists the State in financing  any  extraordinary  litigation  during the fiscal year. The remaining $75 million reflects amounts on deposit in the Community Projects Fund. This fund was created to fund certain legislative initiatives. The General Fund closing fund balance does not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 1997.

         General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of less than 1 percent from 1995-96 levels (excluding deposits into the tax refund reserve account). This was $129 million lower than originally projected in the 1996-97 State Financial Plan as enacted in July 1996. As compared to the State's July projections, personal income tax receipts were $730 million less than projected. Tax receipts in all other categories were higher than estimated in the July projections, including user taxes and fees ($72 million), business tax receipts ($457 million) and other taxes and fees ($133 million). Miscellaneous receipts and transfers were a combined $63 million less than projected in the original 1996-97 State Financial Plan. The large variance in the personal income tax projections reflects year-end actions that had the effect of reducing personal income tax receipts and miscellaneous receipts by about $1.7 billion. These actions included early implementation of withholding table changes accompanying scheduled 1997 personal income tax reductions, accelerated payment of an estimated $217 million in personal income tax refunds and a $1.26 billion deposit of otherwise excess receipts to the tax refund reserve account. Adjusted for these actions, personal income taxes were almost $1 billion higher than expected, largely due to higher-than-projected withholding and estimated tax collections as a result of stronger-than-projected economic growth, particularly in the financial markets and the securities industries.

         General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of less than 1 percent from unadjusted 1995-96 levels. Disbursements and transfers were $226 million lower than levels projected in the July 1996-97 State Financial Plan forecast. As compared to the July projections, grants to local governments were $250 million lower, State operations spending was $38 million lower, general State charges and debt service were $35 million lower than projected, and transfers to other funds for debt service, capital projects and other purposes were $99 million higher than originally projected. Much of the decline in local assistance spending was the result of lower-than-projected public assistance caseload, while the increase in transfers relates to re-estimates in lottery proceeds.

         Disbursements in governmental funds for the 1996-97 fiscal year totaled $62.95 billion, $3 billion lower than projected at the beginning of the fiscal year. Much of this variance was due to the uncertainty surrounding federal action on entitlement spending at the beginning of the fiscal year. Total unadjusted governmental funds spending decreased $278 million or 0.4 percent below the 1995-96 fiscal year.

SPECIAL CONSIDERATIONS


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         The Division of the Budget  believes that the economic  assumptions and projections of receipts and disbursements accompanying the 1997-98 executive budget, as modified by its revised economic forecast, are reasonable, and that the 1997-98 State Financial Plan is balanced as currently projected. However, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year and are frequently the result of actions taken not only by the State but also by entities such as the federal government that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections. There can also be no assurance that the legislature will enact the executive budget as currently proposed or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in either 1997-98 or in future fiscal years.

         Both houses of the legislature have proposed additional tax reductions beyond those reflected in the State's current projections for 1997-98 and beyond that, if enacted, could make it more difficult to achieve budget balance over this period. In particular, reduction or elimination of the State's sales tax treatment of clothing and footwear costing under $500 has been discussed. The State now receives approximately $700 million annually under the current tax statutes from taxation on clothing, and localities receive a roughly equivalent amount.

         Potential changes to federal tax law currently under discussion as part of the federal government's efforts to enact a multiyear deficit and tax reduction package could alter the federal definitions of income on which certain State taxes rely. Certain proposals, if enacted, could have a significant impact on State revenues in 1997-98 and thereafter. For example, proposals to alter the maximum effective tax rate on capital gains could raise or lower State tax receipts materially, depending upon the statutory approach adopted by Congress, as well as on the resulting taxpayer behavior.

         On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels:
The new law abolishes the federal Aid to Families with Dependent Children program ("AFDC"), and creates a new Temporary Assistance to Needy Families program ("TANF") funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

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         Proposed   legislation  that  includes  both  provisions  necessary  to implement the State's TANF plan to conform with federal law and implement the Governor's welfare reform proposal is still pending before the legislature. There can be no assurances of timely enactment of certain conforming provisions required under federal law. Further delay increases the risk that the State could incur fiscal penalties for failure to comply with federal law.

GOVERNMENT FUNDS

         The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

GENERAL FUND RECEIPTS

         The 1997-98 State Financial Plan projects General Fund receipts (including transfers from other funds) of $32.88 billion, a decrease of $88 million from the 1996-97 projected level. The estimate of taxes for 1997-98 reflects overall growth in the yield of the tax structures (when adjusted for tax law and administrative changes) of between 4 and 4.5 percent, reflecting modest growth in the economy and continued moderate inflation. The effects of this growth are offset by the impact of previously enacted tax reductions and new tax cut proposals as outlined below.

         The executive budget contains several new tax initiatives which are projected to reduce total receipts by $170 million in 1997-98. First, the Governor has proposed a School Tax Relief initiative ("STAR"), a multiyear property tax reduction proposal that, when fully implemented, would provide $1.7 billion in school property tax savings through the replacement of these local revenues with dedicated State revenues. The initial year of the STAR property tax reduction program has the effect of reducing personal income tax receipts by $110 million in the 1997-98 State Financial Plan. Second, the executive budget proposes to begin the process of eliminating the State portion of the estate tax through adoption of the federal credit for State death taxes, and also phasing out the State gift tax over a multiyear period. This proposal would reduce revenues from these taxes by $10 million in 1997-98 and larger amounts in future years. Finally, the Governor has proposed an unspecified $50 million tax reduction program designed to spur private sector job creation in the State. For State Financial Plan purposes, the $50 million is shown as a charge against the personal income tax.

         Personal income tax collections for 1997-98 are now projected to be $17.04 billion, an increase of $471 million from the projected 1996-97 level. This estimate reflects growth in "constant law" liability (i.e., taxpayer liability before scheduled or proposed tax reductions) of about 5 percent in 1997, partially offset by personal income tax reductions already in law, which are estimated to produce taxpayer savings of almost $4 billion in 1997-98 ($1.7 billion more than in the current fiscal year) and the proposed STAR tax reduction program referenced above.

         User tax and fee receipts are projected at $7.02 billion in 1997-98, up $255 million from 1996-97 projected levels. Total collections in this category

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are dominated by the State sales and use tax,  which  accounts for 77 percent of total receipts in the category. The moderate economic expansion experienced this year is expected to slow somewhat next year, producing an estimated growth in the base of the sales and use tax of 4.2 percent in 1997-98.

         Total business taxes are now projected at $4.76 billion in 1997-98, a decrease of $65 million from 1996-97 levels. While "constant-law" liability growth is anticipated to continue in 1997-98 the effect of scheduled tax reductions taking effect in 1997 (including the elimination of the business tax surcharge) leads to a year-to-year decline. The business tax decline also reflects the continuing diversion of business tax receipts into dedicated transportation funds.

         Other tax receipts are now projected at $850 million, down $191 million from the estimated current year level. The decline in receipts reflects the dedication of the real estate transfer tax for support of environmental purposes ($87 million of receipts from this tax support the Environmental Protection Fund, and the balance supports debt service on the Clean Water/Clean Air Bond Act with any excess transferred back to the General Fund). The decline also reflects the first full-year impact of the repeal of the real property gains tax and the initial impact of the proposed gift and estate tax changes referenced above.

         Miscellaneous receipts, which include license revenues, fee and fine income, investment income and abandoned property proceeds, as well as the proceeds of the largest share of the State's medical provider assessment and various one-time transactions, are estimated to total $l.49 billion in 1997-98, a decline of $657 million from the current year. This decline is largely attributable to the loss of several one-time transactions in 1996-97 that contributed approximately $750 million in receipts in 1996-97.

         Transfers from other funds consist primarily of sales tax revenues in excess of debt service requirements used to support debt service payments to LGAC. Projected amounts in this category for 1997-98 total $1.72 billion, an increase of $99 million from 1996-97 levels.

DISBURSEMENTS

         The 1997-98 State Financial Plan projects General Fund disbursements of $32.84 billion, a decrease of $56 million from projected spending levels for the current year.

         Disbursements from the category of Grants to Local Governments constitute approximately 68 percent of all General Fund spending and include payments to local governments, nonprofit providers and individuals.
Disbursements in this category are projected to decline by $705 million, primarily reflecting proposed reductions in State Medicaid spending of $579 million. The State's tuition assistance program would be reduced to achieve savings of $142 million. General Fund support for school aid would increase by $293 million on a State fiscal year basis. This category is also affected by the proposed reclassification of economic development spending previously reflected in the State operations category ($13 million) and a further proposed reclassification of higher

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education debt service  payments from this category to the debt service category of the State Financial Plan ($207 million).

         Support for State operations is projected to decline by $615 million to $5.2 billion in 1997-98. Almost all of this decline is attributable to the proposed transfer of support for State University of New York ("SUNY") operations from the General Fund to the Special Revenue fund type. All General Fund support for SUNY is proposed for transfer into a single unified fund for SUNY operations. After adjusting for this proposed change, State operations disbursements increase modestly, reflecting the costs of previously negotiated salary increases offset by proposed agency efficiencies and the continued decline in the size of the State's workforce. The executive budget recommends net reductions of approximately 1,700 positions, bringing the size of the State workforce to approximately 191,000 by the end of the 1997-98 fiscal year.

         General State charges are projected to total $2.29 billion in 1997-98, an increase of $146 million from 1996-97 projected levels. This change is affected by the proposed transfer of costs for SUNY operations to a Special Revenue Fund, which lowers projected spending in this category by $126 million. Pension-related costs are expected to increase by $270 million, reflecting the impact of certain non-recurring actions taken in 1996-97 which lowered General Fund costs, and the increase in costs associated with the amortization of certain pension liabilities. Health insurance costs, the largest component of this category, are projected to remain stable from calendar year 1996 to 1997.

         General Fund debt service includes short-tern obligations of the State's commercial paper program and debt service on its long-term bonds, which are reflected as transfers to the Debt Service Fund. Projected short-term debt service costs are expected to be $11 million for 1997-98. Transfers in support of debt service are projected to be $1.89 billion in 1997-98, an increase of $314 million. Of the projected increase, $207 million is attributable to the reclassification of City University of New York ("CUNY") higher education spending from grants to local governments to the debt service category so that this category conforms to debt service levels. Transfers to the Capital Projects Fund are projected to be $180 million for 1997-98, an increase of $59 million. This transfer is net of all other resources available in the Capital Projects Fund and reflects increased General Fund support for maintenance and rehabilitation of State facilities in order to replace certain non-recurring revenues available in 1996-97 for this purpose.

GENERAL FUND CLOSING FUND BALANCE

         The 1997-98 closing fund balance in the General Fund is projected to be $397 million. The required deposit to the TSRF adds $15 million to the expected 1996-97 balance of $317 million in that fund, bringing the total to $332 million at the close of 1997-98. The remaining General Fund balance reflects a reserve of $65 million in the CRF (after an additional deposit of $24 million in 1997-98) to provide resources to finance potential costs associated with litigation against the State. The closing fund balance excludes amounts on deposit in the tax refund reserve account.

NON-RECURRING RESOURCES

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         The Division of the Budget  estimates that the 1997-98 State  Financial
Plan includes approximately $66 million in non-recurring  resources,  comprising
0.4 percent of the General Fund budget. These include $25 million from a refunding of Housing Finance Agency bonds and $41 million in miscellaneous receipts and revenue transfers. Recommendations included in the executive budget are expected to provide fully annualized savings in 1998-99 which more than offset the non-recurring resources used in 1997-98. The 1997-98 executive budget also utilizes $943 million of projected 1996-97 resources for purposes of balancing the 1997-98 State Financial Plan.

SPECIAL REVENUE FUNDS

         For 1997-98, the State Financial Plan projects disbursements of $29.46 billion from Special Revenue Funds, increase of $2.13 billion. This includes $8.4 billion from Special Revenue Funds containing State revenues and $21.05 billion from funds containing federal grants, primarily for social welfare programs.

         The 1997-98 executive budget recommends that all SUNY revenues be consolidated in a single fund, permitting SUNY more flexibility and control in the use of its revenues. As a result of this proposal, General Fund support would be transferred to this fund, rather than spent directly from the General Fund. SUNY's spending from this fund is projected to total $2.74 billion in 1997-98. The Mass Transportation Operating Assistance Fund and the Dedicated Mass Transportation Trust Fund, which receive taxes earmarked for mass transportation programs throughout the State, are projected to have total disbursements of $1.29 billion in 1997-98. Disbursements also include $1.66 billion in STAR proceeds from a new fund financed by lottery proceeds and dedicated personal income tax receipts. Proceeds from this fund will be used to make start-up payments to school districts each year, as well as the local property tax reduction payments for the STAR program. Disbursements of $660 million from the Disproportionate Share Medicaid Assistance Fund constitute most of the remaining estimated State Special Revenue Funds disbursements for 1997-98.

         Total federal Special Revenue Fund disbursements are projected at $21.05 billion in 1997-98, an increase of $944 million from the current year projected level. Federal Special Revenue Fund projections assume the receipt of $12.16 billion in total federal Medicaid reimbursements and $2.7 billion in federal reimbursement for the State's welfare programs. Most of the increase in federal funds is due to increased welfare funding under the new federal welfare block grant. All other federal spending is projected at $6.19 billion for 1997-98, an increase of $405 million.

CAPITAL PROJECTS FUNDS

         Disbursements from the Capital Projects Funds in 1997-98 are estimated at $3.93 billion, or $57 million less than 1996-97 projections. The spending plan includes: $2.2 billion in disbursements for the third year of the five-year $12.7 billion State and local highway and bridge program; $110 million in spending from the Clean Water/Clean Air Bond Act approved by the voters in 1996; correctional services spending of $251 million; and SUNY capital spending of $185 million.

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         The  share  of  capital  projects  to be  financed  by  "pay-as-you-go"
resources is projected to be approximately 24 percent. State-supported bond issuances finance 48 percent of capital projects, with federal grants financing the remaining 28 percent.

DEBT SERVICE FUNDS

         Disbursements from Debt Service Funds are estimated at $3.02 billion m 1997-98, an increase of $464 million from 1996-97. Of this increase, $81 million is attributable to transportation bonding for the State and local highway and bridge programs which are financed by the Dedicated Highway and Bridge Trust Fund, and $45 million is for the mental hygiene programs financed through the Mental Health Services Fund. This increase also reflects $262 million in CUNY senior and community college debt service formally classified as local assistance in the General Fund. Debt service for LGAC bonds is projected at $340 million.

CASH FLOW

         The projected 1997-98 General Fund cash flow will not depend on either short-term spring borrowing or the issuance of LGAC bonds. The new-money bond issuance portion of the LGAC program was completed in 1995-96, and provisions prohibiting the State from returning to a reliance upon cash flow manipulation to balance its budget will remain in bond covenants until the LGAC bonds are retired.

         The 1997-98 cash flow projects substantial closing balances in each quarter of the fiscal year, with excesses in receipts over disbursements in every quarter of the fiscal year, and no monthly balance (prior to March) lower than $400 million. The closing fund balance is projected at $397 million. The cash flow projections assume continuation of legislation enacted in 1996-97 that permits the State to use balances in the Lottery Fund for cash flow purposes.

OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS

         General Fund receipts are projected at $33.02 billion and $33.91 billion for 1998-99 and 1999-2000, respectively. The receipts projections were prepared on the basis of an economic forecast of a steadily growing national economy, in an environment of low inflation and slow employment growth. The forecast for the State's economic performance likewise is for slow but steady economic growth. The receipt projections reflect tax reductions proposed in the executive budget that will reduce receipts by an estimated $798 million in 1998-99 and at $1.43 billion in 1999-2000. The bulk of previously enacted tax reductions are annualized in 1997-98, and their impact in the out years is largely proportional to projected growth in the underlying tax liability.

         Disbursements from the General Fund are projected at $34.60 billion in 1998-99 and $35.93 billion in 1999-2000, before assuming additional spending efficiencies and/or additional federal revenue maximization. Assuming implementation of proposed cost containment and other actions proposed in the executive budget, annual disbursements for fiscal years 1998-99 and 1999-2000 grow by $1.77 billion and $1.33 billion, respectively. This includes additional support for school aid pursuant to the STAR program. Disbursement growth is

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higher in 1998-99,  in part,  because an  additional  payroll  date and Medicaid cycle will come due, adding non-recurring costs of $286 million to that year.

         It is expected that the State's 1998-99 State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives. As Medicaid, welfare and other reforms continue to evolve at both the State and federal level, additional savings are expected to accrue to the State. As in the past, the State also expects to continue aggressive efforts to secure federal funds. Therefore, the outyear projections assume a target of $600 million in savings from these reforms in 1998-99, growing to $800 million in 1999-2000. It is expected that the Governor will propose to close these remaining budget imbalances primarily through further spending reductions.

PRIOR FISCAL YEARS

1995-96 FISCAL YEAR

         The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. The Division of the Budget reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the TSRF, and $380 million was used to reduce 1996-97 State Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues and making a deposit to the tax refund reserve account.

         The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State finance law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before their deposit to other accounts. In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under LGAC.

         General Fund receipts totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels. Mid-year spending reductions, taken as part of a management review undertaken in October at the direction of the Governor, yielded savings from Medicaid utilization controls, office space consolidation, overtime and contractual expense reductions, and statewide productivity improvements achieved

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by State  agencies.  Together with  decreased  social  services  spending,  this management review accounts for the bulk of the decline in spending.

1994-95 FISCAL YEAR

         The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

         General Fund receipts totaled $33.16 billion, an increase of 2.9% percent from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the 1994-95 fiscal year, an increase of 4.7 percent from the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services and the suspension of nonessential capital projects.

CERTAIN LITIGATION

         The legal proceedings noted below involve State finances, State programs or miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State hereafter. The State will describe newly initiated proceedings.

STATE FINANCE POLICIES

INSURANCE LAW

         In TRUSTEES OF AND THE PENSION, HOSPITALIZATION BENEFIT PLAN OF THE ELECTRICAL INDUSTRY, ET AL. V. CUOMO, ET AL. (commenced November 25, 1992 in the United States District Court for the Eastern District of New York), plaintiff employee welfare benefit plans sought a declaratory judgment nullifying on the ground of federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans. This case has been dismissed by stipulation and order, by and among the parties, with prejudice.

         Two separate proceedings challenge regulations promulgated by the Superintendent of Insurance establishing excess medical malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively (NEW YORK STATE HEALTH MAINTENANCE ORGANIZATION CONFERENCE, INC., ET AL. V. MUHL, ET AL., Supreme Court, Albany County). Plaintiffs allege that the method of rate calculation is arbitrary, capricious and excessive and seek, INTER ALIA, to annul

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the present rates and to compel the State to refund accumulated surpluses not actuarially required.

TAX LAW

         Aspects of petroleum business taxes are the subject of administrative claims and litigation. In TUG BUSTER BOUCHARD, ET AL. V. WETZLER (Supreme Court, Albany County, commenced November 13, 1992), petitioner tugboat corporations, which purchased fuel out of State and consumed such fuel within the State, contended that the assessment of the petroleum business tax pursuant to Tax Law ss.301 to such fuel violated the commerce clause of the United States Constitution. Petitioners contended that the application of Section 301 to the interstate transaction but not to purchasers who purchased and consumed fuel within the State discriminated against interstate commerce. By decision dated November 14, 1996, based upon the State's concession that the challenged provision was unconstitutional as applied to the petitioners and other similarly situated vessels, the Court of Appeals affirmed the order of the Appellate Division, Third Department, dated January 4, 1996, which held that Tax Law ss.301(a)(l)(ii) (the portion of the petroleum business tax applicable between 1984 and September 1, 1990 to petroleum businesses which import petroleum into the State for consumption in the State) was unconstitutional. The State's motion for reargument, seeking clarification and/or modification of the Court of Appeals decision, was denied by order dated December 20, 1996.

         In MATTER OF THE PETITION OF CONSOLIDATED RAIL CORPORATION V. TAX APPEALS TRIBUNAL (Appellate Division, Third Department, commenced December 22,
1995), petitioner rail freight corporation, which purchases diesel motor fuel out of State and imports the fuel into the State for use, distribution, storage or sale in the State, contends that the assessment of the petroleum business tax pursuant to Tax Law ss.301-a to such fuel purchases violates the commerce clause of the United States Constitution. Petitioner contends that the application of
Section 301-a to the interstate transaction but not to purchasers who purchase fuel within the State for use, distribution, storage or sale within the State discriminates against interstate commerce.

         In NEW YORK ASSOCIATION OF CONVENIENCE STORES, ET AL. V. URBACH, ET AL., petitioners New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, INTER ALIA, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations and further ordered that if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the

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orders  by  deleting  the  portion  thereof  that  provided  for  the  statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, INTER ALIA, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds and again invoked the statutory stay.

         On May 23, 1997, petitioners moved in Supreme Court, Albany County, for an order compelling the enforcement of the provisions of Articles 12-A, 20 and 28 as applicable to tobacco products and motor fuel sold to non-Indian consumers on Indian reservations by barring introduction of tobacco products and motor fuel onto Indian reservations other than for Indian consumption or, in the alternative, suspending statewide the collection of Articles 12-A, 20 and 28 taxes respecting tobacco products and motor fuel.

LOCALITIES

THE CITY OF NEW YORK

         The fiscal health of the State may also be affected by the fiscal health of the City, which continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

FISCAL OVERSIGHT

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation For The City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A control period existed from 1975 to 1986 during which the City was subject to certain statutorily prescribed fiscal controls. Although the Control Board terminated the control period in 1986 when certain statutory conditions were met and suspended certain Control Board powers, upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to public credit markets, the Control Board is required by law to reimpose a control period.

         Currently, the City and its covered organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan which the City prepares annually and periodically updates. The City's financial plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its financial plan are based on various assumptions and contingencies, some of which are uncertain and

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may not materialize.  Unforeseen  developments and changes in major  assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

         Implementation of the City's financial plan is also dependent upon the ability of the City and certain covered organizations to market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. The City currently projects that if no action is taken, it will exceed its State constitutional general debt limit beginning in City fiscal year 1998. The current financial plan includes certain alternative methods of financing a portion of the City's capital program which require State or other outside approval. Future developments concerning the City or its covered organizations and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such covered organizations and may also affect the market for their outstanding securities.

MONITORING AGENCIES

         The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's financial plans which analyze the City's forecasts of revenues and expenditures, cash flow and debt service requirements for, and financial plan compliance by, the City and its covered organizations.

         According to recent staff reports, the City's economy has experienced weak employment and moderate wage and income growth throughout the mid-1990's. Although this trend is expected to continue for the rest of the decade, there is the risk of a slowdown in the City's economy in the next few years, which would depress revenue growth and put further strains on the City's budget. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City's financial plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial future budget gaps that must be closed with reduced expenditures and/or increased revenues.

OTHER LOCALITIES

         Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers resulted in the reestablishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.


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         Beginning in 1990,  the City of Troy  experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy Municipal Assistance Corporation ("Troy MAC") was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

         Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State other that in the City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

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APPENDIX C
INVESTING IN JAPAN AND ASIAN GROWTH MARKETS

JAPAN AND ITS SECURITIES MARKETS

         The Japan Equity Portfolio will be subject to general economic and political conditions in Japan. These include future political and economic developments, the possible imposition of, or changes in, exchange controls or other Japanese governmental laws or restrictions applicable to such investments, diplomatic developments, political or social unrest and natural disasters.

         Japan is largely dependent upon foreign economies for raw materials. For instance, almost all of its oil is imported, the majority from the Middle East. Oil prices therefore have a major impact on the domestic economy as its weight in the import price index (the indicator of the price level of imports in Japan) is significant. While Japan strives to reduce its dependence on imported materials by raising the efficiency of its economy, its lack of natural resources poses an obstacle to this effort.

         GEOLOGICAL FACTORS. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist.

ASIAN GROWTH MARKETS

         The Asia Growth Portfolio will be subject to certain risks and special considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies. In particular, securities markets in Asian growth markets have been subject to substantial price volatility. This potential for sudden market declines should be weighed and balanced against the potential for rapid growth in Asian growth markets. Further, certain securities that the Portfolio may purchase, and investment techniques in which the Portfolio may engage, involve risks, including those set forth below.

INVESTMENT AND REPATRIATION RESTRICTIONS

         Foreign investment in the securities markets of several Asian growth markets is restricted or controlled to varying degrees. These restrictions may limit investment in certain of the Asian growth markets and may increase
expenses  of  the  Portfolio.   For  example,   certain  countries  may  require
governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from several of the Asian growth markets is subject to restrictions such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the

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operation of the Portfolio.  For example, Taiwan imposes a waiting period on the repatriation of investment capital for certain foreign investors. Although these restrictions may in the future make it undesirable to invest in the countries to which they apply, the Advisor does not believe that any current repatriation restrictions would preclude the Portfolio from effectively managing its assets.

         If, because of restrictions on repatriation or conversion, the Portfolio were unable to distribute substantially all of its net investment income and long-term capital gains within applicable time periods, the Portfolio could be subject to U.S. federal income and excise taxes which would not otherwise be incurred and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code, in which case it would become subject to U.S. federal income tax on all of its income and gains.

         Generally, there are restrictions on foreign investment in certain Asian growth markets, although these restrictions vary in form and content. In India, Indonesia, Korea, Malaysia, the Philippines, Singapore, Thailand, Taiwan and China, the Portfolio may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company.

         The Advisor has applied for approval from Indian governmental authorities to invest in India on behalf of the Portfolio as a foreign institutional investor (an "FII"). Under the guidelines that apply currently for FIIs, no FII (or members of an affiliated group investing through one or more
FIIs) may hold more than 5% of the total issued capital of any Indian company. In addition, all non-resident portfolio investments, including those of all FIIs and their clients, may not exceed 24% of the issued share capital of any Indian company; however, the 24% limit does not apply to investments by FIIs through authorized offshore funds and offshore equity issues. Further, at least 70% of the total investments made by an FII pursuant to its FII authorization must be in equity and equity related instruments such as convertible debentures and tradeable warrants. Under a recently adopted policy, FIIs may purchase new issues of equity securities directly from an Indian company, subject to certain conditions. The procedures for such direct subscription by FIIs of such equity securities are unclear and it is likely that a further limit, in addition to the 24% limit referred to above, may be imposed. The guidelines that apply for FIIs are relatively recent and thus experience as to their application has been limited. At present, FII authorizations are granted for five years and may be renewed with the approval of India governmental authorities.

         Korea generally prohibits foreign investment in Won-denominated debt securities and Sri Lanka prohibits foreign investment in government debt securities. In the Philippines, the Portfolio may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, which shares are made available to foreigners, and the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in the People's Republic of China (the "PRC"), the Portfolio may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in the PRC. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars.

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         In Singapore,  Malaysia,  India,  Korea,  the  Philippines,  Taiwan and
Thailand, there are restrictions on the percentage of permitted foreign investment in shares of certain companies, mainly those in highly regulated industries, although in Taiwan there are limitations on foreign ownership of shares of any listed company. In addition, Korea also prohibits foreign
investment  in  specified   telecommunications  companies  and  the  Philippines
prohibits foreign investment in mass media companies and companies providing certain professional services.

MARKET CHARACTERISTICS

         DIFFERENCES BETWEEN THE U.S. AND ASIAN SECURITIES MARKETS. The securities markets of Asian growth markets have substantially less volume than the New York Stock Exchange, and equity and debt securities of most companies in Asian growth markets are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size. Some of the stock exchanges in Asian growth markets, such as those in the PRC, are in the earliest stages of their development. Many companies traded on securities markets in Asian growth markets are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any Asian growth market experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Securities markets in Asian growth markets may also be subject to substantial governmental control, which may cause sudden or prolonged disruptions in market prices unrelated to supply and demand considerations. This may also be true of currency markets.

         Brokerage commissions and other transaction costs on securities exchanges in Asian growth markets are generally higher than in the United States. In addition, security settlements may in some instance be subject to delays and related administrative uncertainties, including risk of loss associated with the credit of local brokers.

         GOVERNMENT SUPERVISION OF ASIAN SECURITIES MARKETS; LEGAL SYSTEMS. There is less government supervision and regulation of foreign securities exchanges, listed companies and brokers in Asian growth markets than exists in the United States. Less information, therefore, may be available to the Fund than in respect of investments in the United States. Further, in certain Asian growth markets, less information may be available to the Fund than to local market participants. Brokers in Asian growth markets may not be as well capitalized as those in the United States, so that they are more susceptible to financial

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failure in times of market, political, or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the Asian growth markets develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Currently a mixture of legal and structural restrictions affect the securities markets of certain Asian growth markets.

         Korea, in an attempt to avoid market manipulation, requires institutional investors to deposit in their broker's account a percentage of the amount to be invested prior to execution of a purchase order. That deposit requirement will expose the Fund to the broker's credit risk. These examples demonstrate that legal and structural developments can be expected to affect the Portfolio, potentially affecting liquidity of positions held by the Portfolio, in unexpected and significant ways from time to time.

         FINANCIAL INFORMATION AND STANDARDS. Issuers in Asian growth markets generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asian growth market issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Moreover, substantially less information may be publicly available about issuers in Asian growth markets than is available about U.S.
issuers.

SOCIAL, POLITICAL AND ECONOMIC FACTORS

         Asian growth markets may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demand for improved political, economic and social conditions; (iii) internal insurgencies, (iv) war or hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Portfolio.

         Few Asian growth markets have western-style or fully democratic governments. Some governments in the region are authoritarian and influenced by

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security  forces.  During  the course of the last 25 years,  governments  in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. Disparities of wealth, among other factors, have also led to social unrest in some Asian growth markets, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, have created social, economic and political problems.

         Several Asian growth markets have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including the PRC and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, the PRC continues to claim sovereignty over Taiwan. The PRC is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

         The economies of most Asian growth markets are heavily dependent upon international trade and are accordingly affected by protective barriers and the economic conditions of their trading partners, principally, the United States, Japan, the PRC and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian growth markets. In addition, the economies of some Asian growth markets, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         Governments   in  certain  Asian  growth   markets   participate  to  a
significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

         The PRC has only recently permitted private economic activities and the PRC government has exercised and continues to exercise substantial control over virtually every sector of the PRC economy through regulation and state ownership. Continued economic growth and development in the PRC, as well as opportunities for foreign investment, and prospects of private sector enterprises, in the PRC, will depend in many respects on the implementation of the PRC's current program of economic reform, which cannot be assured.

         In Hong Kong, British proposals to extend limited democracy have caused a political rift with the PRC, which is scheduled to assume sovereignty over the colony in 1997. Although the PRC has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of the PRC. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in the PRC. Business

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confidence  in Hong  Kong,  therefore,  can be  significantly  affected  by such developments and statements, which in turn can affect markets and business performance.

         With respect to investments in Taiwan, it should be noted that Taiwan lacks formal diplomatic relations with many nations, although it conducts trade and financial relations with most major economic powers. Both the government of the PRC and the government of the Republic of China in Taiwan claim sovereignty over all of China. Although relations between Taiwan and the PRC are currently peaceful, renewed frictions or hostility could interrupt operations of Taiwanese companies in which the Portfolio invests and create uncertainty that could adversely affect the value and marketability of its Taiwan investments.

         With regard to India, agriculture occupies a more prominent position in the Indian economy than in the United States, and the Indian economy therefore is more susceptible to adverse changes in weather. The government of India has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly government actions in the future could have a significant effect on the Indian economy which could affect private sector companies, market conditions and prices and yields of securities held by the Portfolio. Religious and ethnic unrest persists in India. The long standing grievances between the Hindu and Muslim populations resulted in communal violence during 1993 in the aftermath of the destruction of a mosque in Ayodhya by radical elements of the Hindu population. The Indian government is also confronted by separatist movements in several states and the long standing border dispute with Pakistan over the State of Jammu and Kashmir, a majority of whose population is Muslim, remains unsolved. In addition, Indian stock exchanges have in the past been subject to repeated closure including for ten days in December 1993 due to a broker's strike, and there can be no assurance that this will not recur.

THINLY TRADED MARKETS

         Compared to securities traded in the United States, all securities of Asian growth market issuers may generally be considered to be thinly traded. Even relatively widely held securities in such countries may not be able to absorb trades of a size customarily transacted by institutional investors, without price disruptions. Accordingly, the Portfolio's ability to reposition itself will be more constrained than would be the case for a typical equity mutual fund.

SETTLEMENT PROCEDURES AND DELAYS

         Settlement procedures in Asian growth markets are less developed and reliable than those in the United States and in other developed markets, and the Portfolio may experience settlement delays or other material difficulties. This problem is particularly severe in India where settlement is through physical delivery and, where currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. In addition, significant delays are common in registering transfers of securities, and the Portfolio may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlement. The recent and anticipated inflow of funds into

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the Indian  securities  market has placed added strains on the settlement system and transfer process. In addition, the Portfolio may be subject to significant limitations in the future on the volume of trading during any particular period, imposed by its sub-custodian in India or otherwise as a result of such physical or other operational constraints.



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                                     PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:


Financial Highlights: The JPM Institutional New York Total Return Bond Fund and The JPM Institutional Global Strategic Income Fund


The following financial statements are incorporated by reference into Part B:

The  JPM  Institutional   Prime  Money  Market  Fund
Statement  of  Assets  and Liabilities  at November 30, 1996
Statement of Operations for the fiscal year ended November 30, 1996 Statement of Changes in Net Assets
Financial  Highlights
Notes to Financial Statements November 30, 1996

The Prime Money Market Portfolio
Schedule of Investments at November 30, 1996
Statement of Assets and Liabilities at November 30, 1996
Statement of Operations for the fiscal year ended November 30, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements November 30, 1996

The JPM  Institutional  Tax Exempt  Money  Market Fund
Statement  of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial  Statements  August 31, 1996
Statement of Assets and  Liabilities  at February 28, 1997 (unaudited)
Statement of Operations for the six months ended February 28, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements February 28, 1997 (unaudited)

The Tax Exempt Money Market Portfolio
Schedule of Investments at August 31, 1996
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to  Financial  Statements  August 31,  1996
Schedule  of  Investments  at February 28, 1997 (unaudited)

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Statement of Assets and Liabilities at February 28, 1997  (unaudited)
Statement of Operations for the six months ended February 28, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements February 28, 1997 (unaudited)


The JPM  Institutional  Federal  Money  Market  Fund
Statement  of  Assets  and Liabilities  at October 31, 1996
Statement  of  Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Financial  Highlights
Notes  to  Financial  Statements  October  31,  1996
Statement  of  Assets  and Liabilities at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)

The Federal Money Market Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial  Statements October 31, 1996
Schedule of Investments at April 30,  1997  (unaudited)
Statement  of Assets and  Liabilities  at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Supplementary Data (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)

The JPM  Institutional  Short Term Bond Fund
Statement of Assets and Liabilities at October 31, 1996
Statement of  Operations  for the fiscal year ended October 31,  1996
Statement  of  Changes in Net Assets
Financial  Highlights
Notes to Financial  Statements  October 31, 1996
Statement of Assets and  Liabilities at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)

The Short Term Bond Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended October 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial  Statements October 31, 1996
Schedule of Investments at April 30, 1997 (unaudited)


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Statement of Assets and Liabilities at April 30, 1997  (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data  (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)

The JPM Institutional Bond Fund
Statement of Assets and  Liabilities at October 31, 1996
Statement of Operations for the fiscal year ended  October 31, 1996
Statement  of Changes in Net Assets
Financial Highlights
Notes  to  Financial  Statements  October  31,  1996
Statement of Assets and Liabilities at April 30, 1997 (unaudited) Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)

The U.S. Fixed Income Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial  Statements October 31, 1996
Schedule of Investments at April 30,  1997  (unaudited)
Statement  of Assets and  Liabilities  at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)


The JPM  Institutional  Tax Exempt Bond Fund
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996
Statement of Changes in Net Assets
Financial  Highlights
Notes to Financial Statements  August 31, 1996
Statement of Assets and  Liabilities at February 28, 1997 (unaudited)
Statement of Operations for the six months ended February 28, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements February 28, 1997 (unaudited)

The Tax Exempt Bond Portfolio
Schedule of Investments at August 31, 1996
Statement of Assets and Liabilities at August 31, 1996
Statement of Operations for the fiscal year ended August 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to  Financial  Statements  August 31,  1996
Schedule of  Investments at February 28, 1997 (unaudited)

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Statement of Assets and Liabilities at February 28, 1997  (unaudited)
Statement of Operations for the six months ended February 28, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements February 28, 1997 (unaudited)

The JPM  Institutional  U.S.  Equity Fund
Statement of Assets and Liabilities at May 31,  1996
Statement  of  Operations  for the Fiscal Year Ended May 31, 1996
Statement  of Changes  in Net Assets
Financial  Highlights
Notes to  Financial Statements May 31, 1996
Statement of Assets and Liabilities at November 30, 1996  (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights  (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)

The U.S. Equity Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and  Liabilities at May 31, 1996
Statement of Operations for the  Fiscal  Year  Ended  May  31,  1996
Statement  of  Changes  in Net  Assets
Supplementary  Data
Notes to  Financial  Statements  May 31,  1996
Schedule  of Investments at November 30, 1996 (unaudited)
Statement of Assets and Liabilities at November  30, 1996  (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data  (unaudited)
Notes  to  Financial  Statements November 30, 1996 (unaudited)

The  JPM  Institutional   U.S.  Small  Company  Fund
Statement  of  Assets  and Liabilities  at May 31, 1996
Statement of Operations  for the Fiscal Year Ended May 31, 1996
Statement of Changes in Net Assets
Financial  Highlights
Notes to Financial Statements May 31, 1996
Statement of Assets and Liabilities at November 30, 1996  (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights  (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)

The U.S. Small Company Portfolio
Schedule of Investments at May 31, 1996
Statement of Assets and  Liabilities at May 31, 1996
Statement of Operations for the Fiscal Year Ended May 31, 1996 Statement of Changes in Net Assets
Supplementary  Data
Notes to  Financial  Statements  May 31,  1996
Schedule  of Investments at November 30, 1996 (unaudited)

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Statement of Assets and Liabilities at November 30, 1996  (unaudited)
Statement of Operations for the six months ended November 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements November 30, 1996 (unaudited)


The  JPM  Institutional  International  Equity  Fund
Statement  of  Assets  and Liabilities  at October 31, 1996
Statement  of  Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Financial  Highlights
Notes  to  Financial  Statements  October  31,  1996
Statement  of  Assets  and
Liabilities at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)

The International Equity Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial  Statements October 31, 1996
Schedule of Investments at April 30,  1997  (unaudited)
Statement  of Assets and  Liabilities  at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)


The JPM  Institutional  Diversified  Fund
Statement of Assets and Liabilities at June 30, 1996
Statement of  Operations  for the Fiscal Year Ended June 30, 1996
Statement  of Changes  in Net Assets
Financial  Highlights
Notes to  Financial Statements June 30, 1996
Statement of Assets and Liabilities at December 31, 1996 (unaudited) Statement of Operations for the six months ended December 31, 1996 unaudited) Statement of Changes in Net Assets (unaudited)
Financial  Highlights  (unaudited)
Notes to Financial Statements December 31, 1996 (unaudited)

The Diversified Portfolio
Schedule of Investments at June 30, 1996
Statement of Assets and Liabilities at June 30, 1996
Statement of Operations for the Fiscal Year Ended June 30, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements June 30, 1996

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Schedule of Investments at December 31, 1996 (unaudited)
Statement of Assets and Liabilities at December 31, 1996 (unaudited)
Statement of Operations for the six months ended December 31, 1996 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements December 31, 1996 (unaudited)


The JPM  Institutional  Emerging  Markets  Equity Fund
Statement  of Assets and Liabilities  at October 31, 1996
Statement  of  Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Financial  Highlights
Notes  to  Financial  Statements  October  31,  1996
Statement  of  Assets  and Liabilities at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)

The Emerging Markets Equity Portfolio
Schedule of Investments at October 31, 1996
Statement of Assets and Liabilities at October 31, 1996
Statement of Operations  for the fiscal year ended October 31, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial  Statements October 31, 1996
Schedule of Investments at April 30,  1997  (unaudited)
Statement  of Assets and  Liabilities  at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary  Data (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)

The JPM  Institutional  New York Total Return Bond Fund
Statement of Assets and Liabilities  at March 31, 1997
Statement of Operations for the fiscal year ended March 31, 1997
Statement of Changes in Net Assets
Financial  Highlights
Notes to Financial Statements March 31, 1997

The New York Total Return Bond Portfolio
Schedule of Investments at March 31, 1997
Statement of Assets and Liabilities at March 31, 1997
Statement of Operations for the fiscal year ended March 31, 1997 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements March 31, 1997

The JPM  Institutional  Global  Strategic  Income Fund
Statement of Assets and Liabilities at April 30, 1997 (unaudited) Statement of Operations for the six months ended April 30, 1997 (unaudited)


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Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements April 30, 1997 (unaudited)

The Global Strategic Income Portfolio
Schedule of Investments at April 30, 1997 (unaudited)
Statement of Assets and Liabilities at April 30, 1997 (unaudited)
Statement of Operations for the six months ended April 30, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Supplementary Data (unaudited) Notes to Financial Statements April 30, 1997 (unaudited)


The JPM Institutional Japan Equity Fund
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the period February 29, 1996 (commencement of operations) through December 31, 1996
Statement  of  Changes  in Net Assets
Financial Highlights
Notes to Financial Statements December 31, 1996

The Japan Equity Portfolio
Schedule of Investments at December 31, 1996
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the fiscal year ended December 31, 1996 S tatement of Changes in Net Assets
Supplementary Data Notes to Financial Statements December 31, 1996

The JPM Institutional European Equity Fund
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the period February 29, 1996 (commencement of operations) through December 31, 1996
Statement  of  Changes  in Net Assets
Financial Highlights
Notes to Financial Statements December 31, 1996

The European Equity Portfolio
Schedule of Investments at December 31, 1996
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the fiscal year ended December 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1996

The JPM Institutional Asia Growth Fund
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the period February 29, 1996 (commencement of operations) through December 31, 1996
Statement  of  Changes  in Net Assets
Financial Highlights
Notes to Financial Statements December 31, 1996


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



The Asia Growth Portfolio
Schedule of Investments at December 31, 1996
Statement of Assets and Liabilities at December 31, 1996
Statement of Operations for the fiscal year ended December 31, 1996 Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements December 31, 1996


The  JPM  Institutional   International   Bond  Fund
Statement  of  Assets  and Liabilities  at September 30, 1996
Statement of Operations for the period ended September 30, 1996
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial  Statements  September 30, 1996
Statement of Assets and Liabilities at March 31, 1997 (unaudited)
Statement of Operations for the six months ended March 31, 1997 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements March 31, 1997 (unaudited)

The Non-U.S. Fixed Income Portfolio
Schedule of Investments at September 30, 1996
Statement of Assets and Liabilities at September 30, 1996
Statement of Operations for the six period ended September 30, 1996
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements September 30, 1996
Schedule of  Investments  at March 31, 1997  (unaudited)
Statement of Assets and Liabilities at March 31, 1997 (unaudited)
Statement of Operations for the six months ended March 31, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements March 31, 1997 (unaudited)


The following financial statements are included in Part B:

The JPM Institutional Global Strategic Income Fund
Statement of Assets and Liabilities at February 20, 1997

The Global Strategic Income Portfolio
Statement of Assets and Liabilities at February 20, 1997

The  JPM  Institutional   Disciplined   Equity  Fund
Statement  of  Assets  and Liabilities at March 31, 1997 (unaudited)
Statement of Operations for the fiscal period ended March 31, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements March 31, 1997 (unaudited)

The Disciplined Equity Portfolio
Schedule of Investments at March 31, 1997 (unaudited)

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



Statement of Assets and Liabilities at March 31, 1997  (unaudited)
Statement of Operations for the fiscal period ended March 31, 1997 (unaudited) Statement of Changes in Net Assets (unaudited)
Supplementary Data (unaudited)
Notes to Financial Statements March 31, 1997 (unaudited)

(b) Exhibits

Exhibit Number

1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

1(a). Amendment No. 5 to Declaration of Trust; Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

1(b).Amendment  No. 6 to  Declaration  of  Trust;  Sixth  Amended  and  Restated
     Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

1(c).Amendment  No. 7 to  Declaration  of Trust;  Seventh  Amended and  Restated
     Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1 to Post-Effective Amendment No. 1 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

2.       Restated By-Laws of Registrant.*

4.       Form of Share Certificate.*

6.       Distribution Agreement between Registrant and Funds Distributor, Inc.
         ("FDI").*

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

9(a).    Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty").**

9(c).    Transfer Agency and Service Agreement between Registrant and State
         Street.*

9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*


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9(e).    Fund Services Agreement, as amended, between Registrant and Pierpont
         Group, Inc.*

9(f). Service Plan with respect to Registrant's Service Money Market Funds.**

10.      Opinion and consent of Sullivan & Cromwell.*

11.      Consents of independent accountants. (filed herewith)

13.      Purchase agreements with respect to Registrant's initial shares.*

16.      Schedule for computation of performance quotations.*

17.      Financial Data Schedules.(filed herewith)

18.      Powers of Attorney.*
-------------------------

* Incorporated herein by reference to Post-Effective No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

**       Incorporated herein by reference to Post-Effective No. 33 to the
Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of June 30, 1997.

The JPM Institutional Prime Money Market Fund: 167
The JPM Institutional Federal Money Market Fund: 15
The JPM Institutional Bond Fund: 151
The JPM Institutional Diversified Fund: 42
The JPM Institutional U.S. Small Company Fund: 473
The JPM Institutional International Equity Fund: 401
The JPM Institutional Emerging Markets Equity Fund: 475
The JPM Institutional International Bond Fund: 7
The JPM Institutional Short Term Bond Fund: 26
The JPM Institutional U.S. Equity Fund: 133
The JPM Institutional Tax Exempt Money Market Fund: 67
The JPM Institutional Tax Exempt Bond Fund: 167
The JPM Institutional New York Total Return Bond Fund: 73
The JPM Institutional European Equity Fund: 7
The JPM Institutional Japan Equity Fund: 9
The JPM Institutional Asia Growth Fund: 6
The JPM Institutional Disciplined Equity Fund: 55


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The JPM Institutional International Opportunities Fund: 105
The JPM Institutional Global Strategic Income Fund: 31
The JPM Institutional Treasury Money Market Fund: 0
The JPM Institutional Service Money Market Fund: 1
The JPM Institutional Service Prime Money Market Fund: 1
The JPM Institutional Service Federal Money Market Fund: 1 The JPM Institutional Service Tax Exempt Money Market Fund: 1


ITEM 27.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.

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



Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a
Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Pierpont Funds
JPM Series Trust
JPM Series Trust II

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31.  MANAGEMENT SERVICES.

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



Not Applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of The JPM Institutional International Opportunities Fund, The JPM Institutional Treasury Money Market Fund, The JPM Institutional Service Treasury Money Market Fund, The JPM Institutional Service Federal Money Market Fund, The JPM Institutional Service Prime Money Market Fund and The JPM Institutional Service Tax Exempt Money Market Fund using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.


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



                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of July, 1997.


THE JPM INSTITUTIONAL FUNDS

By       /s/ Richard W. Ingram
         -----------------------
         Richard W. Ingram
         President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 14, 1997.


/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


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



*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

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



                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 14th day of July, 1997.


THE FEDERAL MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TOTAL RETURN BOND PORTFOLIO AND SERIES PORTFOLIO II

By       /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on July 14, 1997.


/s/ Richard W. Ingram
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

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



*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

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




                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Institutional Funds (the "Trust") (File No. 33-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 14th day of July, 1997.


THE PRIME MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE INTERNATIONAL EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO, THE NON-U.S. FIXED INCOME PORTFOLIO AND THE SERIES PORTFOLIO

         /s/ Lenore J. McCabe
By       -------------------------
         Lenore J. McCabe
         Assistant Secretary and Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on July 14, 1997.



Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios


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



Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         /s/ Lenore J. McCabe
*By      ------------------------
         Lenore J. McCabe
         as attorney-in-fact pursuant to a power of attorney previously filed.

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





                                INDEX TO EXHIBITS

Exhibit No.                         Description of Exhibit
-------------                       ----------------------

EX-99.B11                           Consents of independent accountants

EX-27.1 - EX-27.18                  Financial Data Schedules

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